UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (6.1% of Net Assets)
1,650	Honeywell International, Inc.	$170,280
1,140	TransDigm Group, Inc. (1)	256,192

	Total Aerospace & Defense	426,472

	Airlines (1.8%)
3,230	American Airlines Group, Inc.	125,938

	Banks (14.7%)
2,870	JPMorgan Chase & Co.	170,765
2,555	M&T Bank Corp.	281,510
5,290	US Bancorp	211,917
7,355	Wells Fargo & Co.	369,442

	Total Banks	1,033,634

	Beverages (3.4%)
1,880	Anheuser-Busch InBev NV (Belgium) (SP ADR)	236,579

	Biotechnology (6.3%)
1,445	Amgen, Inc.	220,695
2,245	Celgene Corp. (1)	225,218

	Total Biotechnology	445,913

	Capital Markets (2.9%)
1,285	Goldman Sachs Group, Inc. (The)	207,605

	Chemicals (6.2%)
1,865	Air Products & Chemicals, Inc.	236,314
1,850	Ecolab, Inc.	199,560

	Total Chemicals	435,874

	Containers & Packaging (3.2%)
5,615	Sealed Air Corp.	227,576

	Energy Equipment & Services (0.7%)
685	Schlumberger, Ltd.	49,505

	Food & Staples Retailing (3.4%)
2,480	CVS Health Corp.	239,543

	Food Products (3.7%)
1,000	Mead Johnson Nutrition Co.	72,490
4,400	Mondelez International, Inc.	189,640

	Total Food Products	262,130

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.8%)
1,225	McKesson Corp.	$197,200

	Hotels, Restaurants & Leisure (2.6%)
4,035	Las Vegas Sands Corp.	181,978

	Industrial Conglomerates (5.1%)
2,585	Danaher Corp.	223,990
770	Roper Technologies, Inc.	135,266

	Total Industrial Conglomerates	359,256

	Insurance (3.3%)
2,050	Chubb, Ltd. (Switzerland)	231,793

	Machinery (2.4%)
2,345	IDEX Corp.	170,036

	Multiline Retail (3.6%)
3,140	Dollar Tree, Inc. (1)	255,345

	Oil, Gas & Consumable Fuels (4.0%)
2,660	EOG Resources, Inc.	188,913
4,985	Williams Cos., Inc. (The)	96,211

	Total Oil, Gas & Consumable Fuels	285,124

	Pharmaceuticals (6.7%)
4,285	AbbVie, Inc.	235,247
842	Allergan plc (Ireland) (1)	239,490

	Total Pharmaceuticals	474,737

	Road & Rail (3.2%)
3,155	Union Pacific Corp.	227,160

	Specialty Retail (2.1%)
990	Advance Auto Parts, Inc.	150,530

	Textiles, Apparel & Luxury Goods (1.4%)
1,350	PVH Corp.	99,063

	Total Common Stock (Cost: $6,246,374) (89.6%)	6,322,991

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Master Limited Partnership	Value
	Oil, Gas & Consumable Fuels (6.6%)
3,736	EQT Midstream Partners LP	$254,309
3,338	Magellan Midstream Partners LP	214,400

	Total Oil, Gas & Consumable Fuels	468,709

	Total Master Limited Partnership (Cost: $556,239) (6.6%)	468,709

	Money Market Investments
56,686	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	56,686

	Total Money Market Investments (Cost: $56,686) (0.8%)	56,686

	Total Investments (Cost: $6,859,299) (97.0%)	6,848,386
	Excess of Other Assets over Liabilities (3.0%)	208,552

	Net Assets (100.0%)	$7,056,938

Notes to the Schedule of Investments:

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	6.1%
Airlines	1.8
Banks	14.7
Beverages	3.4
Biotechnology	6.3
Capital Markets	2.9
Chemicals	6.2
Containers & Packaging	3.2
Energy Equipment & Services	0.7
Food & Staples Retailing	3.4
Food Products	3.7
Health Care Providers & Services	2.8
Hotels, Restaurants & Leisure	2.6
Industrial Conglomerates	5.1
Insurance	3.3
Machinery	2.4
Multiline Retail	3.6
Oil, Gas & Consumable Fuels	10.6
Pharmaceuticals	6.7
Road & Rail	3.2
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	1.4
Money Market Investments	0.8

Total	97.0%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Affiliated Investment Companies	Value
	Diversified U.S. Equity Funds (39.8% of Net Assets)
124,322	TCW Global Real Estate Fund — I Class (1)	$1,112,683
80,289	TCW Growth Equities Fund — I Class (1) (2)	595,745
154,312	TCW High Dividend Equities Fund — I Class (1)	1,317,822
179,779	TCW Relative Value Large Cap Fund — I Class (1)	3,365,472
26,812	TCW Relative Value Mid Cap Fund — I Class (1)	444,010
242,038	TCW Select Equities Fund — I Class (1)	5,997,694

	Total Diversified U.S. Equity Funds	12,833,426

	Diversified U.S. Fixed Income Funds (53.3%)
642,332	Metropolitan West Total Return Bond Fund — I Class (1)	6,892,218
1,006,655	TCW Total Return Bond Fund — I Class (1)	10,328,284

	Total Diversified U.S. Fixed Income Funds	17,220,502

	Total Affiliated Investment Companies (Cost: $28,405,333) (93.1%)	30,053,928

	Non-Affiliated Investment Companies
	Exchange-Traded Fund (2.7%)
32,910	ProShares UltraShort MSCI Emerging Markets (2)	850,394

	Total Non-Affiliated Investment Companies (Cost: $839,179) (2.7%)	850,394

	Money Market Investments
1,291,235	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (3)	1,291,235

	Total Money Market Investments (Cost: $1,291,235) (4.0%)	1,291,235

	Total Investments (Cost: $30,535,747) (99.8%)	32,195,557
	Excess of Other Assets over Liabilities (0.2%)	78,919

	Net Assets (100.0%)	$32,274,476

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	39.8%
Diversified U.S. Fixed Income Funds	53.3
Exchange-Traded Funds	2.7
Money Market Investments	4.0

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Argentina (1.9% of Net Assets)
875	Grupo Financiero Galicia S.A. (ADR)	$23,879
570	MercadoLibre, Inc.	55,997

	Total Argentina (Cost: $90,913)	79,876

	Brazil (Cost: $28,496) (0.6%)
2,500	Raia Drogasil S.A.	25,846

	Chile (Cost: $27,633) (0.6%)
1,400	Embotelladora Andina S.A. (ADR)	23,562

	China (25.4%)
8,400	AIA Group, Ltd.	46,742
296	Alibaba Group Holding, Ltd. (SP ADR) (1)	19,841
136,000	China Construction Bank Corp. — Class H	83,357
16,600	China Everbright International, Ltd.	17,627
85,500	China Minsheng Banking Corp., Ltd. — Class H	75,971
7,000	China Mobile, Ltd.	77,139
200	CNOOC, Ltd. (SP ADR)	20,314
83,000	Cosmo Lady China Holdings Co., Ltd.	74,651
79,000	CT Environmental Group, Ltd.	23,033
490	Ctrip.com International, Ltd. (ADR) (1)	20,913
16,350	Guangdong Investment, Ltd.	20,892
13,000	Haitong Securities Co., Ltd. — Class H	19,826
46,000	HKT Trust & HKT, Ltd. — Class SS	60,523
153,000	Industrial & Commercial Bank of China, Ltd. — Class H	79,607
3,785	JD.com, Inc. (ADR) (1)	98,524
5,500	MTR Corp., Ltd.	24,966
9,350	Ping An Insurance Group Co. of China, Ltd. — Class H	42,472
39,000	Regina Miracle International Holdings, Ltd. (1)	63,817
11,400	Tencent Holdings, Ltd.	214,113

	Total China (Cost: $1,300,963)	1,084,328

	Czech Republic (Cost: $50,964) (1.1%)
225	Komercni banka as	47,260

	Egypt (2.3%)
18,475	Commercial International Bank Egypt SAE (GDR)	71,129
1,420	Eastern Tobacco	27,565

	Total Egypt (Cost: $144,756)	98,694

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Hungary (3.0%)
16,500	Magyar Telekom Telecommunications PLC	$22,779
4,960	OTP Bank PLC	105,522

	Total Hungary (Cost: $122,420)	128,301

	India (5.4%)
5,690	Aurobindo Pharma, Ltd.	70,634
1,380	HDFC Bank, Ltd. (ADR)	83,255
28,150	State Bank of India	75,096

	Total India (Cost: $261,269)	228,985

	Indonesia (1.7%)
35,500	Bank Mandiri Persero Tbk PT	25,070
17,200	Matahari Department Store Tbk PT	20,193
573,200	Sumber Alfaria Trijaya Tbk PT	25,383

	Total Indonesia (Cost: $70,315)	70,646

	Jordan (Cost: $22,249) (0.4%)
650	Hikma Pharmaceuticals PLC	18,677

	Kenya (Cost: $97,335) (2.0%)
577,700	Safari.com, Ltd.	85,470

	Malaysia (2.7%)
27,125	Inari Amertron BHD	21,171
167,600	My EG Services BHD	92,627

	Total Malaysia (Cost: $83,720)	113,798

	Mexico (4.6%)
18,500	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (1)	31,363
510	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	48,358
1,570	Gruma SAB de CV — Class B	23,627
13,900	Grupo Financiero Banorte S.A.B. de C.V. — Class O	72,301
8,395	Wal-Mart de Mexico S.A.B. de C.V.	21,039

	Total Mexico (Cost: $189,770)	196,688

	Pakistan (Cost: $102,386) (1.7%)
44,350	Habib Bank, Ltd.	72,194

	Philippines (Cost: $20,511) (0.5%)
4,801	Universal Robina Corp.	19,528

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Poland (Cost: $22,980) (0.5%)
1,640	Eurocash S.A.	$22,188

	Russia (6.0%)
1,970	Magnit PJSC (GDR)	76,928
810	NovaTek OAO (GDR)	69,700
5,500	Rosneft OAO (GDR)	19,525
42,470	Sberbank of Russia	54,710
2,725	Yandex N.V. (1)	36,570

	Total Russia (Cost: $313,063)	257,433

	South Africa (2.6%)
720	Naspers, Ltd. — N Shares	90,904
3,950	Steinhoff International Holdings N.V.	19,105

	Total South Africa (Cost: $138,095)	110,009

	South Korea (11.6%)
310	CJ E&M Corp. (1)	23,972
810	GS Retail Co., Ltd.	44,426
115	Hyundai Mobis Co., Ltd.	24,984
385	Hyundai Motor Co.	43,171
2,470	KB Financial Group, Inc.	63,182
920	Kia Motors Corp.	34,931
550	Korea Electric Power Corp.	24,144
105	LG Household & Health Care, Ltd.	87,530
330	Osstem Implant Co., Ltd. (1)	22,879
130	Samsung Electronics Co., Ltd.	125,769

	Total South Korea (Cost: $531,387)	494,988

	Taiwan (6.0%)
3,300	Chlitina Holding, Ltd.	32,530
8,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	200,479
1,550	Voltronic Power Technology Corp.	24,113

	Total Taiwan (Cost: $254,135)	257,122

	Thailand (1.3%)
170,000	Beauty Community PCL	24,926
13,600	KCE Electronics PCL	29,183

	Total Thailand (Cost: $48,268)	54,109

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Turkey (1.1%)
8,450	Turk Telekomunikasyon A.S.	$15,457
12,160	Turkiye Garanti Bankasi A.S.	30,687

	Total Turkey (Cost: $57,242)	46,144

	Total Common Stock (Cost: $3,978,870) (83.0%)	3,535,846

	Preferred Stock
	Brazil (Cost: $20,657) (0.5%)
3,450	Itau Unibanco Holding S.A., 4.07% (ADR)	21,701

	Total Preferred Stock (Cost: $20,657) (0.5%)	21,701

	Participation Notes
	India (7.4%)
3,950	Bharti Infratel, Ltd. (HSBC) (expires 11/22/23)	21,154
5,030	Divi’s Laboratories, Ltd. (HSBC) (expires 1/20/17)	84,934
2,980	Glenmark Pharmaceuticals, Ltd. (HSBC) (expires 2/8/18)	34,108
19,300	ITC, Ltd. (HSBC) (expires 9/15/16)	91,516
2,850	SKS Microfinance, Ltd. (HSBC) (expires 8/12/20)	22,563
10,200	Zee Entertainment Enterprises, Ltd. (HSBC) (expires 3/10/16)	63,487

	Total India (Cost: $349,587)	317,762

	Saudi Arabia (0.3%)
430	Bupa Arabia For Cooperative Insurance (HSBC) (expires 2/6/19)	13,243

	Total Saudi Arabia (Cost: $13,975)	13,243

	Taiwan (1.6%)
62,200	Cathay Financial Holding Co. (HSBC) (expires 7/2/18)	67,931

	Total Taiwan (Cost: $106,120)	67,931

	Total Participation Notes (Cost: $469,682) (9.3%)	398,936

	Money Market Investments
250,206	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	250,206

	Total Money Market Investments (Cost: $250,206) (5.9%)	250,206

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2016

Total Investments (Cost: $4,719,415) (98.7%)	4,206,689
Excess of Other Assets over Liabilities (1.3%)	53,647

Total Net Assets (100.0%)	$4,260,336

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	0.7%
Auto Components	0.6
Automobiles	1.8
Banks	23.7
Beverages	1.7
Capital Markets	0.5
Commercial Services & Supplies	0.4
Diversified Telecommunication Services	2.8
Electric Utilities	0.6
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	1.2
Food & Staples Retailing	5.0
Food Products	1.1
Health Care Equipment & Supplies	0.5
Household Durables	0.5
Household Products	2.1
Insurance	4.0
Internet & Catalog Retail	2.8
Internet Software & Services	7.7
IT Services	2.2
Media	4.2
Miscellaneous	2.1
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	2.5
Personal Products	0.7
Pharmaceuticals	4.9
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	4.7
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	2.9
Textiles, Apparel & Luxury Goods	3.2
Tobacco	0.6
Water Utilities	1.0
Wireless Telecommunication Services	3.8
Money Market Investments	5.9

Total	98.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Angola (Cost: $200,000) (0.4% of Net Assets)
	$200,000	Angolan Government International Bond, (144A), 9.5%, due 11/12/25 (1)	$167,500

		Argentina (3.6%)
	180,000	Argentine Republic Government International Bond, 0%, due 12/15/35	19,665
EUR	748,452	Argentine Republic Government International Bond, 7.82%, due 12/31/33 (2)	843,471
	$280,408	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (2)	316,861
	113,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (2)	128,323
	80,000	Banco Hipotecario S.A., (144A), 9.75%, due 11/30/20 (1)	82,648

		Total Argentina (Cost: $1,306,682)	1,390,968

		Brazil (3.1%)
	470,000	Brazilian Government International Bond, 2.625%, due 01/05/23	373,274
	600,000	Brazilian Government International Bond, 4.25%, due 01/07/25	504,720
	297,000	Brazilian Government International Bond, 7.125%, due 01/20/37	271,606
	52,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	45,802

		Total Brazil (Cost: $1,185,145)	1,195,402

		Chile (1.4%)
	250,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (1)	218,125
	200,000	Latam Airlines Group S.A., (144A), 7.25%, due 06/09/20 (1)	177,840
	163,000	Latam Airlines Pass-Through Trust (2015-1), (144A), 4.2%, due 11/15/27 (1)	149,341

		Total Chile (Cost: $611,437)	545,306

		China (1.1%)
	200,000	Agile Property Holdings, Ltd., (Reg. S), 9%, due 05/21/20 (3)	206,500
	200,000	China Overseas Finance Cayman VI, Ltd., (Reg. S), 5.95%, due 05/08/24 (3)	223,753

		Total China (Cost: $437,690)	430,253

		Colombia (1.4%)
	400,000	Colombia Government International Bond, 4.5%, due 01/28/26	378,360
	200,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (3)	178,260

		Total Colombia (Cost: $592,319)	556,620

		Costa Rica (Cost: $197,300) (0.4%)
	200,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (3)	169,000

		Croatia (2.2%)
	200,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (3)	209,225

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Croatia (Continued)
	$400,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (3)	$430,400
	200,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22 (1)	204,500

		Total Croatia (Cost: $839,002)	844,125

		Dominican Republic (1.6%)
	150,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (1)	141,750
	200,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (1)	183,500
	100,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	101,500
	200,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)	194,250

		Total Dominican Republic (Cost: $658,013)	621,000

		Ecuador (Cost: $165,936) (0.4%)
	200,000	Ecuador Government International Bond, (Reg. S), 10.5%, due 03/24/20 (3)	150,720

		Greece (Cost: $327,183) (0.8%)
EUR	339,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (3)	305,703

		Guatemala (1.0%)
	$250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	201,250
	180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	166,734

		Total Guatemala (Cost: $437,872)	367,984

		Hungary (2.1%)
	80,000	Hungary Government International Bond, 5.375%, due 03/25/24	88,316
	234,000	Hungary Government International Bond, 5.75%, due 11/22/23	263,075
	475,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (1)	478,325

		Total Hungary (Cost: $816,173)	829,716

		India (1.3%)
INR	15,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	228,273
INR	9,840,000	India Government Bond, 7.28%, due 06/03/19	145,037
	$200,000	Vedanta Resources PLC, (Reg. S), 6%, due 01/31/19 (3)	125,000

		Total India (Cost: $589,743)	498,310

		Indonesia (3.5%)
	200,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (1)	188,300
	400,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (3)	363,160

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Indonesia (Continued)
$200,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (1)	$196,100
200,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (3)	194,522
425,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (1)	415,650

	Total Indonesia (Cost: $1,382,814)	1,357,732

	Ivory Coast (Cost: $195,910) (0.5%)
200,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (1)	177,000

	Kazakhstan (Cost: $399,483) (1.0%)
400,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (1)	399,480

	Mexico (5.5%)
200,000	Alfa S.A.B. de C.V., (Reg. S), 6.875%, due 03/25/44 (3)	185,750
120,000	Axtel S.A.B. de C.V., (Reg. S), 9%, due 01/31/20 (3)	128,448
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (1)	189,250
100,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19(3)	105,000
300,000	Mexico Government International Bond, 3.6%, due 01/30/25	292,650
400,000	Mexico Government International Bond, 4.125%, due 01/21/26	401,400
400,000	Mexico Government International Bond, 4.75%, due 03/08/44	363,000
122,000	Petroleos Mexicanos, (144A), 5.5%, due 02/04/19 (1) (4)	123,372
100,000	Petroleos Mexicanos, (144A), 6.375%, due 02/04/21 (1) (4)	101,500
100,000	Petroleos Mexicanos, 6.625%, due 06/15/35	88,250
140,000	Petroleos Mexicanos, (144A), 6.875%, due 08/04/26 (1) (4)	142,450

	Total Mexico (Cost: $2,141,023)	2,121,070

	Mongolia (Cost: $186,148) (0.5%)
200,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (3)	175,740

	Pakistan (Cost: $199,000) (0.5%)
200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (1)	202,540

	Panama (1.4%)
250,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (1)	249,250
300,000	Panama Government International Bond, 3.75%, due 03/16/25	296,250

	Total Panama (Cost: $545,080)	545,500

	Paraguay (1.8%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	152,100

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Paraguay (Continued)
$150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	$152,025
400,000	Republic of Paraguay, (Reg. S), 6.1%, due 08/11/44 (3)	387,500

	Total Paraguay (Cost: $697,085)	691,625

	Peru (1.2%)
100,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (1)(5)	96,375
250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(5)	244,375
150,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (1)	143,439

	Total Peru (Cost: $502,810)	484,189

	Russia (2.5%)
200,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 07/19/22 (3)	188,278
200,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (3)	204,260
200,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (3)	208,250
200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.125%, due 10/29/22 (3)	186,500
200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.25%, due 05/23/23 (3)	179,140

	Total Russia (Cost: $972,887)	966,428

	Serbia (1.6%)
400,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (3)	405,880
200,000	Republic of Serbia, (Reg. S), 5.875%, due 12/03/18 (3)	209,600

	Total Serbia (Cost: $621,567)	615,480

	Slovenia (Cost: $228,545) (0.6%)
200,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (3)	225,000

	South Africa (0.9%)
200,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (3)	152,280
200,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (1)	192,000

	Total South Africa (Cost: $385,449)	344,280

	South Korea (Cost: $200,000) (0.5%)
200,000	Woori Bank, (144A), 5%, due 06/10/45 (1)(5)	201,277

	Sri Lanka (0.9%)
300,000	Sri Lanka Government International Bond, (144A), 6.125%, due 06/03/25 (1)	263,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Sri Lanka (Continued)
$100,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 10/04/20 (3)	$96,096

	Total Sri Lanka (Cost: $403,344)	359,346

	Turkey (2.0%)
200,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (1)	194,500
250,000	Turkey Government International Bond, 3.25%, due 03/23/23	232,437
350,000	Turkey Government International Bond, 5.125%, due 03/25/22	364,945

	Total Turkey (Cost: $815,847)	791,882

	Ukraine (0.5%)
115,000	Ukraine Government International Bond, (144A), 0%,due 05/31/40 (1)(5)	43,757
177,350	Ukraine Government International Bond, (144A), 7.75%, due 09/01/19 (1)	168,926

	Total Ukraine (Cost: $221,666)	212,683

	United Arab Emirates (Cost: $226,250) (0.5%)
200,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (3)	191,050

	Venezuela (1.2%)
790,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)	233,603
300,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (3)	102,810
255,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	86,700
150,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (3)	51,750

	Total Venezuela (Cost: $888,069)	474,863

	Vietnam (Cost: $205,355) (0.5%)
200,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (1)	193,000

	Total Fixed Income Securities (Cost: $19,782,827) (48.4%)	18,802,772

Number of Shares	Preferred Stock
	Brazil (Cost: $130,530) (0.3%)
21,800	Itau Unibanco Holding S.A., 3.27% (SP ADR)	137,122

	Chile (Cost: $164,221) (0.4%)
49,700	Embotelladora Andina S.A., 2.18%	140,404

	Total Preferred Stock (Cost: $294,751) (0.7%)	277,526

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Argentina (1.1%)
4,640	Grupo Financiero Galicia S.A. (ADR)	$126,626
3,060	MercadoLibre, Inc.	300,614

	Total Argentina (Cost: $486,542)	427,240

	Brazil (Cost: $158,437) (0.4%)
13,900	Raia Drogasil S.A.	143,705

	China (12.2%)
56,200	AIA Group, Ltd.	312,726
592,300	China Construction Bank Corp. — Class H	363,032
49,520	China Mobile, Ltd.	545,700
1,080	CNOOC, Ltd. (SP ADR)	109,695
280,200	Cosmo Lady China Holdings Co., Ltd.	252,016
457,500	CT Environmental Group, Ltd.	133,390
110,500	Guangdong Investment, Ltd.	141,199
72,500	Haitong Securities Co., Ltd. — Class H	110,570
223,216	HKT Trust & HKT, Ltd.	293,688
679,560	Industrial & Commercial Bank of China, Ltd. — Class H	353,580
15,226	JD.com, Inc. (ADR) (6)	396,333
30,750	MTR Corp., Ltd.	139,582
52,700	Ping An Insurance Group Co. of China, Ltd. — Class H	239,387
164,550	Regina Miracle International Holdings, Ltd. (6)	269,261
237,700	Sihuan Pharmaceutical Holdings Group, Ltd.	—
57,812	Tencent Holdings, Ltd.	1,085,817

	Total China (Cost: $4,696,717)	4,745,976

	Czech Republic (Cost: $318,144) (0.8%)
1,405	Komercni banka as	295,112

	Egypt (1.3%)
83,807	Commercial International Bank Egypt SAE	336,082
8,350	Eastern Tobacco	162,094

	Total Egypt (Cost: $671,142)	498,176

	Hungary (Cost: $500,496) (1.4%)
25,430	OTP Bank PLC	541,012

	India (5.8%)
30,400	Aurobindo Pharma, Ltd.	377,378
28,500	Divi’s Laboratories, Ltd.	481,278
22,350	Housing Development Finance Corp., Ltd.	390,248

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	India (Continued)
80,500	ITC, Ltd.	$378,493
132,150	State Bank of India	352,535
47,300	Zee Entertainment Enterprises, Ltd.	294,370

	Total India (Cost: $2,352,161)	2,274,302

	Indonesia (0.7%)
200,000	Bank Mandiri Persero Tbk PT	141,240
109,100	Matahari Department Store Tbk PT	128,082

	Total Indonesia (Cost: $268,772)	269,322

	Kenya (Cost: $361,885) (1.1%)
2,973,000	Safari.com, Ltd.	439,853

	Malaysia (Cost: $383,220) (1.4%)
965,008	My EG Services BHD	533,328

	Mexico (2.8%)
114,150	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (6)	193,520
2,850	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	270,237
7,720	Gruma S.A.B. de C.V. — Class B	116,176
76,350	Grupo Financiero Banorte S.A.B. de C.V.	397,136
39,796	Wal-Mart de Mexico S.A.B. de C.V.	99,732

	Total Mexico (Cost: $1,093,636)	1,076,801

	Pakistan (Cost: $430,593) (1.0%)
238,939	Habib Bank, Ltd.	388,949

	Philippines (Cost: $112,618) (0.3%)
25,484	Universal Robina Corp.	103,653

	Poland (Cost: $122,605) (0.3%)
8,750	Eurocash S.A.	118,379

	Russia (2.6%)
7,825	Magnit PJSC (GDR)	305,566
2,485	NOVATEK OAO (GDR)	213,834
225,975	Sberbank of Russia PAO	291,101
14,580	Yandex N.V. (6)	195,664

	Total Russia (Cost: $1,120,463)	1,006,165

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	South Africa (1.6%)
4,100	Naspers, Ltd. — N Shares	$517,649
23,100	Steinhoff International Holdings N.V.	111,729

	Total South Africa (Cost: $529,754)	629,378

	South Korea (5.6%)
1,550	CJ E&M Corp. (6)	119,860
5,000	GS Retail Co., Ltd.	274,236
410	Hyundai Mobis	89,073
2,130	Hyundai Motor Co.	238,842
12,580	KB Financial Group, Inc.	321,794
5,250	Kia Motors Corp.	199,331
3,500	Korea Electric Power Corp.	153,644
465	LG Household & Health Care, Ltd.	387,632
1,770	Osstem Implant Co., Ltd. (6)	122,717
271	Samsung Electronics Co., Ltd.	262,180

	Total South Korea (Cost: $2,498,629)	2,169,309

	Taiwan (4.8%)
395,380	Cathay Financial Holding Co., Ltd.	431,805
23,300	Chlitina Holding, Ltd.	229,682
176,612	Taiwan Semiconductor Manufacturing Co., Ltd.	760,479
12,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	279,375
9,900	Voltronic Power Technology Corp.	154,011

	Total Taiwan (Cost: $1,787,913)	1,855,352

	Thailand (1.3%)
960,000	Beauty Community PCL (ADR)	140,760
126,800	KCE Electronics PCL (ADR)	272,092
105,500	Minor International PCL (ADR)	100,394

	Total Thailand (Cost: $455,460)	513,246

	Total Common Stocks (Cost: $18,349,187) (46.5%)	18,029,258

Notional Amount	Currency Options
$90,000	USD Call / ZAR Put, Strike Price ZAR 17.00, Expires 02/12/16 (7)	119

	Total Currency Options (Cost: $1,467) (0.0%)	119

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Money Market Investments	Value
1,931,933	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (8)	$1,931,933

	Total Money Market Investments (Cost: $1,931,933) (5.0%)	1,931,933

	Total Investments (Cost: $40,360,165) (100.6%)	39,041,608
	Liabilities in Excess of Other Assets (-0.6%)	(230,843)

	Total Net Assets (100.0%)	$38,810,765

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
Bank of America	INR	22,360,140	03/07/16	$330,000	$327,537	$2,463
Citibank N.A.	BRL	647,719	03/07/16	168,000	159,534	8,466
Citibank N.A.	BRL	765,530	05/02/16	185,000	185,314	(314)
Citibank N.A.	EUR	487,641	12/08/16	540,000	533,260	6,740

				$1,223,000	$1,205,645	$17,355

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$90,000	USD Call / ZAR Put, Strike Price ZAR 18.50, Expires 02/12/16 (7)	$(243)	$(2)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $6,501,679 or 16.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2016

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2016, the value of these securities amounted to $6,655,378 or 17.2% of net assets.

(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(6)	Non-income producing security.

(7)	Over-the-counter traded option; Counterparty — Bank of America.

(8)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
	0.0	%*
Agriculture	1.4
Airlines	1.3
Apparel	1.3
Auto Manufacturers	1.1
Auto Parts & Equipment	0.3
Banks	13.9
Beverages	1.1
Building Materials	0.9
Commercial Services	0.5
Cosmetics/Personal Care	2.0
Diversified Financial Services	2.7
Electric	1.5
Electrical Components & Equipment	0.4
Electronics	0.7
Environmental Control	0.3
Food	1.7
Foreign Government Bonds	32.0
Gas	0.5
Healthcare-Products	0.3
Holding Companies — Diversified	0.5
Home Furnishings	0.3
Household Products/Wares	0.3
Insurance	2.5
Internet	6.5
Media	2.8
Mining	0.7
Oil & Gas	4.2
Pharmaceuticals	2.2
Real Estate	1.1
Retail	1.9
Semiconductors	3.4
Telecommunications	4.5
Transportation	0.4
Water	0.4
Money Market Investments	5.0

Total	100.6%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2016

Country	Percentage of Net Assets
Angola	0.4%
Argentina	4.7
Brazil	3.8
Chile	1.8
China	13.3
Colombia	1.4
Costa Rica	0.4
Croatia	2.2
Czech Republic	0.8
Dominican Republic	1.6
Ecuador	0.4
Egypt	1.3
Greece	0.8
Guatemala	1.0
Hungary	3.5
India	7.1
Indonesia	4.2
Ivory Coast	0.5
Kazakhstan	1.0
Kenya	1.1
Malaysia	1.4
Mexico	8.3
Mongolia	0.5
Pakistan	1.5
Panama	1.4
Paraguay	1.8
Peru	1.2
Philippines	0.3
Poland	0.3
Russia	5.1
Serbia	1.6
Slovenia	0.6
South Africa	2.5
South Korea	6.1
Sri Lanka	0.9
Taiwan	4.8
Thailand	1.3
Turkey	2.0
Ukraine	0.5
United Arab Emirates	0.5
United States	5.0
Venezuela	1.2
Vietnam	0.5

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Australia (6.2% of Net Assets)
49,158	Scentre Group	$153,471
16,722	Westfield Corp.	118,970

	Total Australia (Cost: $262,938)	272,441

	China (4.0%)
29,000	China Overseas Land & Investment, Ltd.	84,894
15,832	Link REIT (The)	90,907

	Total China (Cost: $188,264)	175,801

	France (5.7%)
2,056	Klepierre	89,008
641	Unibail — Rodamco SE	161,385

	Total France (Cost: $264,039)	250,393

	Germany (Cost: $104,094) (2.4%)
3,971	Deutsche Wohnen AG	104,571

	Japan (8.7%)
5,000	Mitsubishi Estate Co., Ltd.	98,983
4,000	Mitsui Fudosan Co., Ltd.	94,164
70	Mori Hills REIT Investment Corp.	88,675
57	Nippon Prologis REIT, Inc.	101,445

	Total Japan (Cost: $429,835)	383,267

	Singapore (Cost: $90,609) (1.4%)
51,543	Global Logistic Properties, Ltd.	61,143

	United Kingdom (Cost: $158,858) (3.0%)
12,357	British Land Co. PLC (The)	130,315

	United States (64.1%)
3,781	American Capital Agency Corp.	64,542
714	AvalonBay Communities, Inc.	122,444
861	Boston Properties, Inc.	100,057
5,270	Chimera Investment Corp.	65,295
6,672	Colony Capital, Inc.	114,959
1,415	Digital Realty Trust, Inc.	113,313
257	Equinix, Inc.	79,817
1,716	Equity Residential	132,286
1,840	Gaming and Leisure Properties, Inc.	47,987
3,528	General Growth Properties, Inc.	98,925
3,216	HCP, Inc.	115,583

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	United States (Continued)
2,679	Hospitality Properties Trust	$63,198
6,386	Host Hotels & Resorts, Inc.	88,446
3,134	Lennar Corp.	132,098
1,220	Macerich Co. (The)	95,123
5,853	MDC Holdings, Inc.	127,361
6,682	MFA Financial, Inc.	42,431
3,043	Prologis, Inc.	120,107
463	Public Storage	117,398
1,455	Simon Property Group, Inc.	271,037
4,315	Toll Brothers, Inc. (1)	119,180
2,902	Ventas, Inc.	160,539
15,900	VEREIT, Inc.	122,589
1,072	Vornado Realty Trust	94,829
2,042	Welltower, Inc.	127,053
9,069	WP Glimcher, Inc.	82,347

	Total United States (Cost: $3,072,971)	2,818,944

	Total Common Stock (Cost: $4,571,608) (95.5%)	4,196,875

	Preferred Stock
	United States (2.7%)
3,808	NorthStar Realty Finance Corp., 8.75%	76,122
1,591	Public Storage, 6%	42,241

	Total United States (Cost: $133,713)	118,363

	Total Preferred Stock (Cost: $133,713) (2.7%)	118,363

	Money Market Investments
58,071	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	58,071

	Total Money Market Investments (Cost: $58,071) (1.3%)	58,071

	Total Investments (Cost: $4,763,392) (99.5%)	4,373,309
	Excess of Other Assets over Liabilities (0.5%)	20,651

	Total Net Assets (100.0%)	$4,393,960

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Building-Residential/Commercial	8.6%
Casino Services	1.1
REITS-Apartments	5.8
REITS-Diversified	15.4
REITS-Health Care	9.1
REITS-Hotels	3.4
REITS-Mortgage	8.3
REITS-Office Property	5.1
REITS-Regional Malls	10.6
REITS-Shopping Centers	10.2
REITS-Storage	3.7
REITS-Warehouse/Industrial	5.0
Real Estate Management/Services	4.7
Real Estate Operations/Development	5.4
Web Hosting/Design	1.8
Money Market Investments	1.3

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
5,348	HEICO Corp.	$297,884

	Banks (2.7%)
2,800	M&T Bank Corp.	308,504

	Beverages (6.6%)
1,295	Boston Beer Co., Inc. (1)	232,129
1,880	Constellation Brands, Inc.	286,662
1,785	Monster Beverage Corp. (1)	241,029

	Total Beverages	759,820

	Biotechnology (2.3%)
1,900	BioMarin Pharmaceutical, Inc. (1)	140,638
1,700	Incyte Corp. (1)	119,952

	Total Biotechnology	260,590

	Capital Markets (2.2%)
20,795	WisdomTree Investments, Inc.	249,540

	Diversified Consumer Services (3.1%)
3,075	MarketAxess Holdings, Inc.	357,407

	Electrical Equipment (1.9%)
2,340	Rockwell Automation, Inc.	223,634

	Energy Equipment & Services (1.5%)
1,720	Core Laboratories NV (Netherlands)	169,248

	Food & Staples Retailing (4.6%)
2,391	Pricesmart, Inc.	183,055
9,705	United Natural Foods, Inc. (1)	339,869

	Total Food & Staples Retailing	522,924

	Food Products (9.4%)
11,190	Blue Buffalo Pet Products, Inc. (1)	190,454
12,535	Hain Celestial Group, Inc. (The) (1)	456,023
4,810	Keurig Green Mountain, Inc.	429,292

	Total Food Products	1,075,769

	Health Care Equipment & Supplies (3.9%)
440	Intuitive Surgical, Inc. (1)	237,974

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
3,600	West Pharmaceutical Services, Inc.	$205,992

	Total Health Care Equipment & Supplies	443,966

	Health Care Providers & Services (2.3%)
9,540	Diplomat Pharmacy, Inc. (1)	259,583

	Health Care Technology (5.3%)
2,500	athenahealth, Inc. (1)	354,500
4,400	Cerner Corp. (1)	255,244

	Total Health Care Technology	609,744

	Hotels, Restaurants & Leisure (4.2%)
10,425	Habit Restaurants, Inc. (The) (1)	214,025
4,060	Wynn Resorts, Ltd.	273,401

	Total Hotels, Restaurants & Leisure	487,426

	Internet & Catalog Retail (2.2%)
3,765	TripAdvisor, Inc. (1)	251,351

	Internet Software & Services (6.7%)
11,030	Cornerstone OnDemand, Inc. (1)	338,511
5,905	Demandware, Inc. (1)	250,549
11,030	Twitter, Inc. (1)	185,304

	Total Internet Software & Services	774,364

	Life Sciences Tools & Services (2.5%)
1,801	Illumina, Inc. (1)	284,468

	Machinery (6.3%)
4,155	Graco, Inc.	301,985
2,405	Middleby Corp. (The) (1)	217,316
3,205	Wabtec Corp.	204,960

	Total Machinery	724,261

	Semiconductors & Semiconductor Equipment (1.1%)
2,883	ARM Holdings PLC (United Kingdom) (SP ADR)	124,200

	Software (13.3%)
2,160	ANSYS, Inc. (1)	190,490
7,575	Atlassian Corp. PLC (United Kingdom) (1)	157,333

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Software (Continued)
21,385	FireEye, Inc. (1)	$301,315
3,420	Mobileye NV (Netherlands) (1)	92,785
2,340	ServiceNow, Inc. (1)	145,571
7,420	Splunk, Inc. (1)	343,472
4,645	Workday, Inc. (1)	292,681

	Total Software	1,523,647

	Specialty Retail (4.2%)
4,600	CarMax, Inc. (1)	203,228
7,050	Dick’s Sporting Goods, Inc.	275,514

	Total Specialty Retail	478,742

	Textiles, Apparel & Luxury Goods (5.9%)
14,875	Kate Spade & Co. (1)	264,924
4,845	Under Armour, Inc. (1)	413,908

	Total Textiles, Apparel & Luxury Goods	678,832

	Total Common Stock (Cost: $9,567,870) (94.8%)	10,865,904

	Money Market Investments
550,599	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	550,599

	Total Money Market Investments (Cost: $550,599) (4.8%)	550,599

	Total Investments (Cost: $10,118,469) (99.6%)	11,416,503
	Excess of Other Assets over Liabilities (0.4%)	43,307

	Net Assets (100.0%)	$11,459,810

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Banks	2.7
Beverages	6.6
Biotechnology	2.3
Capital Markets	2.2
Diversified Consumer Services	3.1
Electrical Equipment	1.9
Energy Equipment & Services	1.5
Food & Staples Retailing	4.6
Food Products	9.4
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	2.3
Health Care Technology	5.3
Hotels, Restaurants & Leisure	4.2
Internet & Catalog Retail	2.2
Internet Software & Services	6.7
Life Sciences Tools & Services	2.5
Machinery	6.3
Semiconductors & Semiconductor Equipment	1.1
Software	13.3
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	5.9
Money Market Investments	4.8

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Banks (11.2% of Net Assets)
1,520	M&T Bank Corp.	$167,474
4,730	US Bancorp	189,484
2,145	Wells Fargo & Co.	107,743

	Total Banks	464,701

	Beverages (8.8%)
4,995	Coca-Cola Co. (The)	214,386
1,510	PepsiCo, Inc.	149,943

	Total Beverages	364,329

	Biotechnology (2.2%)
610	Amgen, Inc.	93,165

	Capital Markets (4.7%)
5,827	Golub Capital BDC, Inc.	90,552
6,395	TPG Specialty Lending, Inc.	102,384

	Total Capital Markets	192,936

	Commercial Services & Supplies (9.5%)
4,520	Healthcare Services Group, Inc.	159,873
2,710	Republic Services, Inc.	118,427
2,155	Waste Management, Inc.	114,107

	Total Commercial Services & Supplies	392,407

	Diversified Consumer Services (4.5%)
5,460	H&R Block, Inc.	185,913

	Diversified Telecommunication Services (4.5%)
3,745	Verizon Communications, Inc.	187,138

	Electric Utilities (5.2%)
745	NextEra Energy, Inc.	83,224
3,715	PPL Corp.	130,248

	Total Electric Utilities	213,472

	Food & Staples Retailing (1.7%)
1,040	Wal-Mart Stores, Inc.	69,014

	Food Products (2.9%)
1,520	Kraft Heinz Co. (The)	118,651

	Household Durables (4.8%)
4,145	DR Horton, Inc.	114,029

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Household Durables (Continued)
3,945	MDC Holdings, Inc.	$85,843

	Total Household Durables	199,872

	Industrial Conglomerates (1.0%)
1,425	General Electric Co.	41,468

	Insurance (5.0%)
1,830	Chubb, Ltd. (Switzerland)	206,918

	Oil, Gas & Consumable Fuels (3.1%)
1,840	Occidental Petroleum Corp.	126,647

	Pharmaceuticals (3.8%)
1,250	Merck & Co., Inc.	63,338
1,505	Teva Pharmaceutical Industries, Ltd. (Israel) (SP ADR)	92,527

	Total Pharmaceuticals	155,865

	Professional Services (3.3%)
2,845	Nielsen Holdings PLC (United Kingdom)	137,015

	REIT (4.6%)
4,880	Colony Capital, Inc.	84,082
575	Simon Property Group, Inc.	107,111

	Total REIT	191,193

	Tobacco (6.2%)
4,175	Altria Group, Inc.	255,134

	Total Common Stock (Cost: $3,674,285) (87.0%)	3,595,838

	Preferred Stock
	Banks (3.0%)
4,745	Bank of America Corp., 6.5%	123,607

	REIT (2.7%)
4,470	Public Storage, 5.75%	114,119

	Total Preferred Stock (Cost: $237,423) (5.7%)	237,726

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Money Market Investments	Value
279,455	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (1)	279,455

	Total Money Market Investments (Cost: $279,455) (6.8%)	279,455

	Total Investments (Cost: $4,191,163) (99.5%)	4,113,019
	Excess of Other Assets over Liabilities (0.5%)	19,094

	Net Assets (100.0%)	$4,132,113

Notes to the Schedule of Investments:

BDC	-	Business Development Company.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Banks	14.2%
Beverages	8.8
Biotechnology	2.2
Capital Markets	4.7
Commercial Services & Supplies	9.5
Diversified Consumer Services	4.5
Diversified Telecommunication Services	4.5
Electric Utilities	5.2
Food & Staples Retailing	1.7
Food Products	2.9
Household Durables	4.8
Industrial Conglomerates	1.0
Insurance	5.0
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	3.8
Professional Services	3.3
REIT	7.3
Tobacco	6.2
Money Market Investments	6.8

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Argentina (Cost: $11,717) (0.5% of Net Assets)
110	MercadoLibre, Inc.	$10,806

	Australia (2.8%)
3,860	Challenger, Ltd.	21,956
210	Macquarie Group, Ltd.	10,826
1,270	Magellan Financial Group, Ltd.	20,806
5,350	Santos, Ltd.	12,263

	Total Australia (Cost: $67,902)	65,851

	Canada (3.1%)
310	Alimentation Couche-Tard, Inc. — Class B	13,433
30	Constellation Software, Inc.	10,872
215	Dollarama, Inc.	11,485
25	Fairfax Financial Holdings, Ltd.	12,814
250	Loblaw Cos., Ltd.	11,688
370	Winpak, Ltd.	11,776

	Total Canada (Cost: $78,510)	72,068

	China (4.9%)
2,000	AIA Group, Ltd.	11,129
40,000	China Animal Healthcare, Ltd. (1)	—
110	China Biologic Products, Inc. (1)	14,110
12,400	Cosmo Lady China Holdings Co., Ltd. (1)	11,153
6,900	Haitong Securities Co., Ltd. — Class H	10,523
875	JD.com, Inc. (ADR)(1)	22,776
11,350	Regina Miracle International Holdings, Ltd. (1)	18,573
1,373	Tencent Holdings, Ltd.	25,787

	Total China (Cost: $153,309)	114,051

	Denmark (2.2%)
479	Novo Nordisk A/S (SP ADR)	26,762
175	Pandora A/S	23,386

	Total Denmark (Cost: $40,934)	50,148

	Egypt (0.8%)
2,322	Commercial International Bank Egypt SAE	9,312
500	Eastern Tobacco	9,706

	Total Egypt (Cost: $25,442)	19,018

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Finland (1.0%)
435	Amer Sports OYJ	$11,893
731	UPM-Kymmene OYJ	11,899

	Total Finland (Cost: $25,988)	23,792

	France (8.1%)
253	Atos SE	19,978
500	AXA SA	12,342
2,400	Bollore SA	9,675
370	Bouygues S.A.	14,467
135	Cap Gemini S.A.	12,322
395	Dassault Systemes	30,496
197	Ingenico Group S.A.	23,228
1,635	Orange S.A.	28,997
125	Renault S.A.	10,594
350	SCOR SE	12,186
590	Veolia Environnement S.A.	14,208

	Total France (Cost: $186,054)	188,493

	Germany (7.5%)
960	alstria office REIT-AG	11,946
145	Deutsche Boerse AG	12,359
720	Deutsche Telekom AG	12,523
375	Fresenius Medical Care AG & Co., KGaA	33,266
190	Merck KGaA	16,525
240	ProSiebenSat.1 Media SE	11,977
770	TUI AG	13,013
390	Vonovia SE	11,873
985	Wirecard AG	49,755

	Total Germany (Cost: $175,459)	173,237

	Hungary (Cost: $12,414) (0.6%)
635	OTP Bank PLC	13,509

	India (1.6%)
690	Housing Development Finance Corp.	12,048
2,620	ITC, Ltd.	12,319
1,725	LIC Housing Finance, Ltd.	12,229

	Total India (Cost: $36,892)	36,596

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Ireland (3.4%)
429	Allegion PLC	$25,980
450	CRH PLC (SP ADR)	12,114
307	Ryanair Holdings PLC (SP ADR)	24,053
105	Shire PLC (ADR)	17,672

	Total Ireland (Cost: $89,864)	79,819

	Italy (4.2%)
210	Ei Towers SpA	12,205
260	EXOR SpA	8,466
3,430	FinecoBank Banca Fineco SpA (1)	26,627
5,150	Intesa Sanpaolo SpA	14,656
180	Luxottica Group SpA	11,238
2,400	Snam SpA	13,451
9,700	Telecom Italia SpA (1)	10,783

	Total Italy (Cost: $105,021)	97,426

	Japan (18.2%)
200	Ain Holdings, Inc.	9,088
800	Alfresa Holdings Corp.	14,905
4,000	ANA Holdings, Inc.	11,740
500	Capcom Co., Ltd.	11,081
1,200	Dai Nippon Printing Co., Ltd.	11,227
1,100	Dai-ichi Life Insurance Co., Ltd. (The)	15,204
459	Dentsu, Inc.	24,394
1,300	Dip Corp.	27,901
100	East Japan Railway Co.	9,192
300	FamilyMart Co., Ltd.	14,039
300	Fuji Heavy Industries, Ltd.	12,277
340	GMO Payment Gateway, Inc.	17,677
1,000	Haseko Corp.	10,473
300	Japan Airlines Co., Ltd.	11,260
1,200	Japan Exchange Group, Inc.	17,060
920	M3, Inc.	21,101
300	Makita Corp.	16,886
2,212	Mitsubishi Electric Corp.	20,530
550	Nippon Telegraph & Telephone Corp.	23,415
800	ORIX Corp.	11,314
400	Resorttrust, Inc.	10,078
900	Santen Pharmaceutical Co., Ltd.	14,377
2,000	Sanyo Chemical Industries, Ltd.	15,528

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Japan (Continued)
300	Shionogi & Co., Ltd.	$13,092
400	Sony Corp.	9,284
6,000	Sumitomo Mitsui Trust Holdings, Inc.	19,184
200	Sysmex Corp.	12,878
2,000	Toray Industries, Inc.	16,953

	Total Japan (Cost: $397,348)	422,138

	Mexico (Cost: $13,344) (0.7%)
10,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (1)	16,953

	Netherlands (2.7%)
132	ASML Holding NV	12,101
3,300	Koninklijke KPN NV	12,755
200	Randstad Holding NV	10,883
580	Royal Dutch Shell PLC — B Shares	12,580
400	Wolters Kluwer NV	13,606

	Total Netherlands (Cost: $63,070)	61,925

	Norway (Cost: $15,818) (0.5%)
775	Statoil ASA (SP ADR)	10,540

	Russia (Cost: $11,606) (0.5%)
2,300	Sberbank of Russia PJSC (SP ADR)	12,765

	South Korea (3.5%)
160	CJ E&M Corp. (1)	12,373
235	GS Retail Co., Ltd.	12,889
90	Hyundai Motor Co.	10,092
250	Kia Motors Corp.	9,492
1,030	Korean Reinsurance Co.	11,439
30	Medy-Tox, Inc.	13,028
186	Osstem Implant Co., Ltd. (1)	12,896

	Total South Korea (Cost: $88,758)	82,209

	Spain (4.2%)
217	Aena S.A. (1)	24,134
450	Amadeus IT Holding S.A.	18,356
10,400	Bankia SA	10,338
875	Hispania Activos Inmobiliarios S.A. (1)	10,869

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Spain (Continued)
400	Industria de Diseno Textil S.A.	$13,148
892	Melia Hotels International S.A.	9,730
963	Merlin Properties Socimi S.A.	11,170

	Total Spain (Cost: $101,685)	97,745

	Sweden (1.7%)
420	Intrum Justitia AB	13,932
1,000	Nordea Bank AB	10,080
490	Svenska Cellulosa AB — B Shares	14,538

	Total Sweden (Cost: $39,094)	38,550

	Switzerland (4.9%)
90	Actelion, Ltd.	11,857
12	Galenica AG	16,761
400	Gategroup Holding AG	14,782
159	Lonza Group AG	24,352
135	Roche Holding AG	34,958
200	Wolseley PLC	9,877

	Total Switzerland (Cost: $111,376)	112,587

	Taiwan (1.8%)
1,750	Chlitina Holding, Ltd.	17,251
7,800	Uni-President Enterprises Corp.	13,044
800	Voltronic Power Technology Corp.	12,445

	Total Taiwan (Cost: $40,818)	42,740

	Thailand (1.2%)
85,400	Beauty Community PCL — N Shares (NVDR)	12,522
7,100	KCE Electronics PCL (NVDR)	15,235

	Total Thailand (Cost: $24,778)	27,757

	United Kingdom (13.7%)
283	ARM Holdings PLC (SP ADR)	12,192
646	Atlassian Corp. PLC (1)	13,417
1,640	Aviva PLC	11,260
2,420	BP PLC	13,010
770	BT Group PLC (SP ADR)	26,842
2,450	Direct Line Insurance Group PLC	13,101
940	Essentra PLC	9,834
560	Hargreaves Lansdown PLC	10,868

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
545	Imperial Tobacco Group PLC	$29,377
1,350	International Consolidated Airlines Group S.A. (1)	10,392
1,330	John Wood Group PLC	12,239
1,950	Jupiter Fund Management PLC	11,554
650	London Stock Exchange Group PLC	22,913
4,300	Lookers PLC	9,659
3,760	Moneysupermarket.com Group PLC	18,112
2,750	National Express Group PLC	11,853
385	Severn Trent PLC	12,027
790	Sky PLC	12,169
880	St James’s Place PLC	11,994
295	Unilever PLC	12,911
345	Vodafone Group PLC (SP ADR)	11,109
160	Whitbread PLC	9,129
570	WPP PLC	12,340

	Total United Kingdom (Cost: $343,520)	318,302

	United States (1.5%)
250	Carnival Corp.	12,032
350	Cognex Corp.	11,288
130	MasterCard, Inc.	11,574

	Total United States (Cost: $37,472)	34,894

	Total Common Stock (Cost: $2,298,193) (95.8%)	2,223,919

	Money Market Investments
83,332	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	83,332

	Total Money Market Investments (Cost: $83,332) (3.6%)	83,332

	Total Investments (Cost: $2,381,525) (99.4%)	2,307,251
	Excess of Other Assets over Liabilities (0.6%)	13,010

	Total Net Assets (100.0%)	$2,320,261

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	EUR	177,000	03/08/16	$192,334	$191,688	$(646)
Bank of America	JPY	14,372,992	11/07/16	123,000	119,815	(3,185)

				$315,334	$311,503	$(3,831)

SELL (4)
Bank of America	EUR	177,000	03/08/16	$192,855	$191,688	$1,167
Bank of America	JPY	15,209,262	11/07/16	130,000	126,786	3,214
Bank of America	JPY	43,087,191	11/17/16	365,000	359,346	5,654

				$687,855	$677,820	$10,035

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depository Receipt.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

(3)		Fund buys foreign currency, sells U.S. Dollar.

(4)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Basic Materials	3.4%
Communications	15.3
Consumer, Cyclical	15.0
Consumer, Non-cyclical	22.2
Diversified	0.4
Energy	2.6
Financial	19.5
Industrial	8.6
Technology	7.1
Utilities	1.7
Money Market Investments	3.6

Total	99.4%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Australia (2.6% of Net Assets)
20,600	Challenger, Ltd.	$117,177
11,000	Estia Health, Ltd.	53,317
3,250	Magellan Financial Group, Ltd.	53,244

	Total Australia (Cost: $226,802)	223,738

	Austria (Cost: $45,036) (0.5%)
2,850	Wienerberger AG	43,562

	Belgium (Cost: $57,154) (0.5%)
3,850	Euronav NV	44,845

	Canada (Cost: $70,899) (0.7%)
2,625	MTY Food Group, Inc.	57,639

	China (2.3%)
338,522	China Animal Healthcare, Ltd. (1)	—
29,800	Haitong Securities Co., Ltd. — Class H	45,448
48,400	Regina Miracle International Holdings, Ltd. (1)	79,199
92,400	Shenzhen Expressway Co., Ltd. — Class H	73,692

	Total China (Cost: $488,737)	198,339

	Denmark (Cost: $44,257) (0.5%)
860	SimCorp A/S	42,147

	France (5.9%)
7,100	Air France-KLM (1)	56,946
490	BioMerieux	61,550
1,540	Criteo SA (SP ADR)(1)	45,553
1,717	Groupe Crit	93,265
8,928	Havas S.A.	71,058
750	Orpea	59,301
7,150	Technicolor SA	50,751
780	Teleperformance	64,911

	Total France (Cost: $514,367)	503,335

	Germany (9.6%)
4,110	alstria office REIT-AG	51,143
1,880	Carl Zeiss Meditec AG	55,510
1,650	CompuGroup Medical AG	66,283
8,500	DIC Asset AG	82,496
3,015	Freenet AG	93,652

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Germany (Continued)
1,447	Gerresheimer AG	$102,690
1,747	Indus Holding AG	79,695
790	Krones AG	85,074
2,250	VTG AG	64,127
2,655	Wirecard AG	134,111

	Total Germany (Cost: $756,524)	814,781

	Indonesia (Cost: $52,722) (0.7%)
1,000,000	Ace Hardware Indonesia Tbk PT	58,433

	Ireland (Cost: $68,471) (0.8%)
1,060	ICON PLC (1)	70,034

	Italy (9.1%)
43,600	A2A SpA	52,220
12,900	Amplifon SpA	108,020
2,573	Banca Generali SpA	70,097
53,363	Banca Popolare di Milano Scarl (1)	43,760
71,800	Beni Stabili SpA SIIQ	48,455
11,750	Davide Campari-Milano SpA	102,955
1,200	DiaSorin SpA	63,086
1,530	Ei Towers SpA (1)	88,921
10,437	Infrastrutture Wireless Italiane SpA (1)	52,651
34,050	Iren SpA	50,241
7,650	OVS SpA (1)	46,634
10,187	RAI Way SpA	47,575

	Total Italy (Cost: $748,902)	774,615

	Japan (23.1%)
1,000	Ain Holdings, Inc.	45,438
1,300	Ariake Japan Co., Ltd.	72,881
2,415	Bandai Namco Holdings, Inc.	54,940
5,433	Benefit One, Inc.	116,094
1,800	Capcom Co., Ltd.	39,890
2,300	Cocokara fine, Inc.	95,606
4,400	Daicel Corp.	64,729
4,650	Daifuku Co., Ltd.	77,643
2,485	Daiichikosho Co., Ltd.	100,173
3,700	Dip Corp.	79,411
10,500	Financial Products Group Co., Ltd.	83,617

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Japan (Continued)
14,800	Fuji Electric Co., Ltd.	$51,451
2,555	GMO Payment Gateway, Inc.	132,835
2,700	H2O Retailing Corp.	46,025
1,500	Horiba, Ltd.	53,396
900	Hoshizaki Electric Co., Ltd.	62,938
1,100	Mitsubishi Pencil Co., Ltd.	50,611
14,246	Nichias Corp.	87,318
7,900	Nichiha Corp.	114,260
2,200	Nifco, Inc.	106,654
1,100	Obic Co., Ltd.	56,980
1,580	Pola Orbis Holdings, Inc.	108,642
7,000	Sanyo Chemical Industries, Ltd.	54,349
1,300	SCSK Corp.	57,124
7,000	Senko Co., Ltd.	44,869
3,900	Temp Holdings Co., Ltd.	57,701
600	Tsuruha Holdings, Inc.	49,791

	Total Japan (Cost: $1,565,584)	1,965,366

	Luxembourg (Cost: $78,121) (1.1%)
285	Eurofins Scientific SE	93,390

	Mexico (1.5%)
3,950	Gruma SAB de CV — Class B	59,442
30,600	Grupo Aeromexico SAB de CV (1)	66,867

	Total Mexico (Cost: $106,558)	126,309

	Netherlands (2.3%)
2,511	Euronext NV (1)	121,584
2,550	GrandVision NV (1)	71,003

	Total Netherlands (Cost: $171,934)	192,587

	Portugal (Cost: $44,842) (0.5%)
13,650	REN—Redes Energeticas Nacionais SGPS SA	40,984

	South Korea (2.6%)
815	CJ E&M Corp. (1)	63,023
1,950	GS Retail Co., Ltd. (1)	106,952
721	Osstem Implant Co., Ltd. (1)	49,988

	Total South Korea (Cost: $156,137)	219,963

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Spain (2.4%)
1,790	Grupo Catalana Occidente SA	$54,882
5,680	Hispania Activos Inmobiliarios SA (1)	70,552
3,825	Melia Hotels International SA	41,722
3,400	Merlin Properties Socimi SA	39,439

	Total Spain (Cost: $240,314)	206,595

	Sweden (6.2%)
3,800	Bilia AB — A Shares	71,345
5,000	BillerudKorsnas AB	79,758
2,100	Holmen AB — B Shares	60,250
2,900	Intrum Justitia AB	96,197
1,864	NetEnt AB	93,320
15,300	Nordnet AB — B Shares	61,051
3,200	Wihlborgs Fastigheter AB	61,543

	Total Sweden (Cost: $490,261)	523,464

	Switzerland (2.6%)
80	Galenica AG	111,742
4,180	Oriflame Holding AG (1)	58,941
175	Straumann Holding AG	53,119

	Total Switzerland (Cost: $204,431)	223,802

	Taiwan (Cost: $34,172) (0.6%)
5,550	Chlitina Holding, Ltd.	54,710

	Thailand (1.4%)
371,000	Beauty Community PCL — N Shares (NVDR)	54,398
30,900	KCE Electronics PCL (NVDR)	66,306

	Total Thailand (Cost: $107,409)	120,704

	United Kingdom (16.8%)
6,050	Abcam PLC	55,684
1,681	Atlassian Corp. PLC (1)	34,914
18,750	Beazley PLC	100,364
4,750	Berendsen PLC	73,735
8,150	Card Factory PLC	40,336
5,850	Crest Nicholson Holdings PLC	47,624
760	Derwent London PLC	35,091
3,450	EMIS Group PLC	47,997
17,228	Henderson Group PLC	68,238

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
10,153	Howden Joinery Group PLC	$72,397
5,080	John Wood Group PLC	46,745
10,800	Jupiter Fund Management PLC	63,993
36,380	Lookers PLC	81,717
11,150	Moneysupermarket.com Group PLC	53,708
19,327	National Express Group PLC	83,305
7,750	Playtech PLC	84,786
25,550	Redde PLC	65,448
38,445	Rentokil Initial PLC	85,690
1,320	Rightmove PLC	74,979
3,800	St James’s Place PLC	51,793
2,050	SuperGroup PLC (1)	42,829
28,191	Taylor Wimpey PLC	77,383
4,450	UNITE Group PLC (The)	40,740

	Total United Kingdom (Cost: $1,435,183)	1,429,496

	Total Common Stock (Cost: $7,708,817) (94.3%)	8,028,838

	Preferred Stock
	Germany (Cost: $56,855) (0.8%)
260	Sartorius AG, 0.5%	66,606

	Total Preferred Stock (Cost: $56,855) (0.8%)	66,606

	Warrants
	Canada (Cost: $0) (0.0%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16(1)	—

	Total Warrants (Cost: $0) (0.0%)	—

	Money Market Investments
271,005	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	271,005

	Total Money Market Investments (Cost: $271,005) (3.2%)	271,005

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Total Investments (Cost: $8,036,677) (98.3%)	8,366,449
Excess of Other Assets over Liabilities (1.7%)	148,110

Total Net Assets (100.0%)	$8,514,559

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	EUR	700,000	03/08/16	$760,641	$758,086	$(2,555)
Bank of America	JPY	61,932,408	11/07/16	530,000	516,277	(13,723)

				$1,290,641	$1,274,363	$(16,278)

SELL (4)
Bank of America	EUR	700,000	03/08/16	$762,703	$758,086	$4,617
Bank of America	JPY	240,122,484	11/07/16	2,120,000	2,001,693	118,307

				$2,882,703	$2,759,779	$122,924

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
JPY	-	Japanese Yen.
NVDR	-	Non-Voting Depository Receipt.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

(3)		Fund buys foreign currency, sells U.S. Dollar.

(4)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	1.5%
Auto Components	1.3
Banks	0.5
Beverages	1.2
Biotechnology	0.6
Building Products	2.8
Capital Markets	4.1
Chemicals	1.4
Commercial Services & Supplies	3.6
Communications Equipment	1.0
Containers & Packaging	1.0
Diversified Financial Services	3.8
Diversified Telecommunication Services	0.6
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Electronics	0.8
Energy Equipment & Services	0.5
Food & Staples Retailing	3.5
Food Products	1.6
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	2.6
Health Care Technology	1.4
Hotels, Restaurants & Leisure	1.2
Household Durables	1.5
Industrial Conglomerates	0.9
Insurance	2.4
Internet Software & Services	3.1
IT Services	4.6
Leisure Products	0.6
Life Sciences Tools & Services	3.1
Machinery	2.6
Media	4.8
Multi-Utilities	1.7
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	0.7
Personal Products	2.6
Pharmaceuticals	1.3
Professional Services	4.0
REIT	2.1
Real Estate	0.8
Real Estate Management & Development	2.2
Road & Rail	3.1
Software	2.4
Specialty Retail	5.9
Textiles, Apparel & Luxury Goods	1.5
Transportation Infrastructure	0.9
Wireless Telecommunication Services	1.1
Money Market Investments	3.2

Total	98.3%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.8% of Net Assets)
503,885	Textron, Inc.	$17,242,945

	Air Freight & Logistics (1.9%)
139,480	FedEx Corp.	18,534,102

	Banks (7.2%)
620,900	Citigroup, Inc.	26,437,922
610,304	JPMorgan Chase & Co.	36,313,088
322,300	Zions Bancorp.	7,309,764

	Total Banks	70,060,774

	Beverages (2.9%)
285,345	PepsiCo, Inc.	28,334,758

	Biotechnology (1.5%)
174,100	Gilead Sciences, Inc.	14,450,300

	Capital Markets (4.6%)
236,071	Ameriprise Financial, Inc.	21,399,836
407,200	State Street Corp.	22,693,256

	Total Capital Markets	44,093,092

	Chemicals (1.8%)
331,665	Du Pont (E.I.) de Nemours & Co.	17,498,645

	Commercial Services & Supplies (2.7%)
345,614	ADT Corp. (The)	10,223,262
466,505	Tyco International PLC (Ireland)	16,043,107

	Total Commercial Services & Supplies	26,266,369

	Communications Equipment (2.6%)
1,067,485	Cisco Systems, Inc.	25,395,468

	Consumer Finance (0.7%)
250,737	Synchrony Financial (1)	7,125,946

	Containers & Packaging (0.8%)
128,598	Avery Dennison Corp.	7,830,332

	Diversified Financial Services (1.8%)
64,002	Intercontinental Exchange, Inc.	16,883,728

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (4.3%)
471,960	AT&T, Inc.	$17,018,878
1,399,800	Deutsche Telekom AG (Germany) (SP ADR)	24,384,516

	Total Diversified Telecommunication Services	41,403,394

	Electric Utilities (1.3%)
197,000	American Electric Power Co., Inc.	12,011,090

	Electronic Equipment, Instruments & Components (1.4%)
698,195	Corning, Inc.	12,993,409

	Energy Equipment & Services (3.5%)
288,300	Baker Hughes, Inc.	12,543,933
913,892	Nabors Industries, Ltd.	6,726,245
203,000	Schlumberger, Ltd.	14,670,810

	Total Energy Equipment & Services	33,940,988

	Food & Staples Retailing (2.1%)
514,600	Sysco Corp.	20,486,226

	Food Products (1.7%)
195,400	Campbell Soup Co.	11,022,514
124,800	ConAgra Foods, Inc.	5,196,672

	Total Food Products	16,219,186

	Health Care Providers & Services (1.8%)
269,950	Quest Diagnostics, Inc	17,727,617

	Household Durables (1.4%)
328,771	Lennar Corp.	13,857,698

	Independent Power and Renewable Electricity Producers (0.8%)
792,571	AES Corp. (The)	7,529,425

	Industrial Conglomerates (6.8%)
1,376,496	General Electric Co.	40,056,033
977,691	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	26,084,796

	Total Industrial Conglomerates	66,140,829

	Insurance (5.9%)
329,900	Allstate Corp. (The)	19,991,940
415,580	MetLife, Inc.	18,555,647

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Insurance (Continued)
170,900	Travelers Cos., Inc. (The)	$18,293,136

	Total Insurance	56,840,723

	Machinery (1.1%)
226,032	Pentair PLC (United Kingdom)	10,650,628

	Media (5.6%)
485,362	Comcast Corp.	27,039,517
778,000	Regal Entertainment Group	13,420,500
886,436	Time, Inc.	13,296,540

	Total Media	53,756,557

	Multiline Retail (0.9%)
1,238,084	J.C. Penney Co., Inc. (1)	8,988,490

	Oil, Gas & Consumable Fuels (3.1%)
342,460	Chevron Corp.	29,612,516

	Pharmaceuticals (7.3%)
206,000	Johnson & Johnson	21,514,640
426,870	Merck & Co., Inc.	21,629,503
909,500	Pfizer, Inc.	27,730,655

	Total Pharmaceuticals	70,874,798

	REIT (2.3%)
576,500	Kimco Realty Corp.	15,675,035
211,800	Liberty Property Trust	6,209,976

	Total REIT	21,885,011

	Semiconductors & Semiconductor Equipment (6.4%)
1,167,600	Cypress Semiconductor Corp. (1)	9,177,336
669,436	Intel Corp.	20,765,905
632,960	Maxim Integrated Products, Inc.	21,140,864
247,100	Microchip Technology, Inc.	11,072,551

	Total Semiconductors & Semiconductor Equipment	62,156,656

	Software (3.5%)
606,375	Microsoft Corp.	33,405,199

	Specialty Retail (3.3%)
739,165	Gap, Inc. (The)	18,272,159

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
108,914	Home Depot, Inc. (The)	$13,697,024

	Total Specialty Retail	31,969,183

	Technology Hardware, Storage & Peripherals (1.5%)
511,465	Seagate Technology PLC (Netherlands)	14,858,058

	Textiles, Apparel & Luxury Goods (1.7%)
448,709	Coach, Inc.	16,624,668

	Thrifts & Mortgage Finance (1.6%)
1,022,900	New York Community Bancorp, Inc.	15,834,492

	Total Common Stock (Cost: $854,022,087) (99.6%)	963,483,300

	Money Market Investments
5,466	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	5,466

	Total Money Market Investments (Cost: $5,466) (0.0%)	5,466

	Total Investments (Cost: $854,027,553) (99.6%)	963,488,766
	Excess of Other Assets over Liabilities (0.4%)	4,131,205

	Net Assets (100.0%)	$967,619,971

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Air Freight & Logistics	1.9
Banks	7.2
Beverages	2.9
Biotechnology	1.5
Capital Markets	4.6
Chemicals	1.8
Commercial Services & Supplies	2.7
Communications Equipment	2.6
Consumer Finance	0.7
Containers & Packaging	0.8
Diversified Financial Services	1.8
Diversified Telecommunication Services	4.3
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	3.5
Food & Staples Retailing	2.1
Food Products	1.7
Health Care Providers & Services	1.8
Household Durables	1.4
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	6.8
Insurance	5.9
Machinery	1.1
Media	5.6
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	7.3
REIT	2.3
Semiconductors & Semiconductor Equipment	6.4
Software	3.5
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	1.5
Textiles, Apparel & Luxury Goods	1.7
Thrifts & Mortgage Finance	1.6
Money Market Investments	0.0 *

Total	99.6%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
544,410	Textron, Inc.	$18,629,710

	Auto Components (1.6%)
824,670	Dana Holding Corp.	9,805,326

	Banks (8.0%)
454,500	Citigroup, Inc.	19,352,610
386,058	JPMorgan Chase & Co.	22,970,451
270,600	Zions Bancorp.	6,137,208

	Total Banks	48,460,269

	Beverages (3.2%)
195,700	PepsiCo, Inc.	19,433,010

	Biotechnology (1.5%)
109,500	Gilead Sciences, Inc.	9,088,500

	Capital Markets (5.1%)
171,526	Ameriprise Financial, Inc.	15,548,832
275,200	State Street Corp.	15,336,896

	Total Capital Markets	30,885,728

	Commercial Services & Supplies (3.0%)
266,805	ADT Corp. (The)	7,892,092
298,815	Tyco International PLC (Ireland)	10,276,248

	Total Commercial Services & Supplies	18,168,340

	Communications Equipment (2.8%)
722,590	Cisco Systems, Inc.	17,190,416

	Consumer Finance (0.7%)
147,692	Synchrony Financial (1)	4,197,407

	Containers & Packaging (2.8%)
421,253	Sealed Air Corp.	17,073,384

	Diversified Financial Services (2.1%)
48,374	Intercontinental Exchange, Inc.	12,761,061

	Diversified Telecommunication Services (1.7%)
288,500	AT&T, Inc.	10,403,310

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Electric Utilities (1.5%)
154,550	American Electric Power Co., Inc.	$9,422,914

	Electronic Equipment, Instruments & Components (1.9%)
609,590	Corning, Inc.	11,344,470

	Energy Equipment & Services (2.5%)
246,050	Baker Hughes, Inc.	10,705,635
653,025	Nabors Industries, Ltd.	4,806,264

	Total Energy Equipment & Services	15,511,899

	Food & Staples Retailing (2.2%)
330,500	Sysco Corp.	13,157,205

	Food Products (0.5%)
75,200	ConAgra Foods, Inc.	3,131,328

	Health Care Equipment & Supplies (0.5%)
77,000	Baxter International, Inc.	2,818,200

	Health Care Providers & Services (5.2%)
135,884	Anthem, Inc.	17,731,503
103,906	Cigna Corp.	13,881,842

	Total Health Care Providers & Services	31,613,345

	Household Durables (2.6%)
370,663	Lennar Corp.	15,623,445

	Independent Power and Renewable Electricity Producers (1.8%)
1,122,000	AES Corp. (The)	10,659,000

	Industrial Conglomerates (4.4%)
919,436	General Electric Co.	26,755,588

	Insurance (5.2%)
396,884	Hartford Financial Services Group, Inc.	15,946,799
145,470	Travelers Cos., Inc. (The)	15,571,109

	Total Insurance	31,517,908

	Machinery (2.9%)
161,467	Pentair PLC (United Kingdom)	7,608,325
452,230	Terex Corp.	10,129,952

	Total Machinery	17,738,277

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Media (4.1%)
451,255	Comcast Corp.	$25,139,416

	Metals & Mining (0.6%)
416,090	Allegheny Technologies, Inc.	3,902,924

	Multiline Retail (1.9%)
1,635,234	J.C. Penney Co., Inc. (1)	11,871,799

	Oil, Gas & Consumable Fuels (3.4%)
894,061	Chesapeake Energy Corp.	3,030,867
201,600	Chevron Corp.	17,432,352

	Total Oil, Gas & Consumable Fuels	20,463,219

	Pharmaceuticals (7.1%)
118,150	Johnson & Johnson	12,339,586
265,250	Merck & Co., Inc.	13,440,218
566,650	Pfizer, Inc.	17,277,158

	Total Pharmaceuticals	43,056,962

	Semiconductors & Semiconductor Equipment (4.6%)
585,575	Applied Materials, Inc.	10,335,399
824,400	Cypress Semiconductor Corp. (1)	6,479,784
352,139	Intel Corp.	10,923,352

	Total Semiconductors & Semiconductor Equipment	27,738,535

	Software (3.8%)
415,490	Microsoft Corp.	22,889,344

	Specialty Retail (4.8%)
539,120	Gap, Inc. (The)	13,327,046
127,800	Home Depot, Inc. (The)	16,072,128

	Total Specialty Retail	29,399,174

	Technology Hardware, Storage & Peripherals (1.5%)
189,340	Western Digital Corp.	9,084,533

	Total Common Stock (Cost: $475,190,382) (98.6%)	598,935,946

	Money Market Investments
5,357,748	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	5,357,748

	Total Money Market Investments (Cost: $5,357,748) (0.9%)	5,357,748

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Total Investments (Cost: $480,548,130) (99.5%)	604,293,694
Excess of Other Assets over Liabilities (0.5%)	2,899,647

Net Assets (100.0%)	$607,193,341

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Auto Components	1.6
Banks	8.0
Beverages	3.2
Biotechnology	1.5
Capital Markets	5.1
Commercial Services & Supplies	3.0
Communications Equipment	2.8
Consumer Finance	0.7
Containers & Packaging	2.8
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.7
Electric Utilities	1.5
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	2.5
Food & Staples Retailing	2.2
Food Products	0.5
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	5.2
Household Durables	2.6
Independent Power and Renewable Electricity Producers	1.8
Industrial Conglomerates	4.4
Insurance	5.2
Machinery	2.9
Media	4.1
Metals & Mining	0.6
Multiline Retail	1.9
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	7.1
Semiconductors & Semiconductor Equipment	4.6
Software	3.8
Specialty Retail	4.8
Technology Hardware, Storage & Peripherals	1.5
Money Market Investments	0.9

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
63,645	Textron, Inc.	$2,177,932

	Auto Components (3.0%)
148,050	Dana Holding Corp.	1,760,315
25,915	Tenneco, Inc. (1)	990,212

	Total Auto Components	2,750,527

	Banks (10.3%)
28,666	Comerica, Inc.	983,244
182,593	KeyCorp	2,037,738
76,965	Popular, Inc.	1,934,900
81,529	Synovus Financial Corp.	2,489,080
67,300	Umpqua Holdings Corp.	974,504
40,200	Zions Bancorp.	911,736

	Total Banks	9,331,202

	Capital Markets (5.5%)
77,400	E*TRADE Financial Corp. (1)	1,823,544
31,000	Evercore Partners, Inc.	1,400,270
57,988	Invesco, Ltd.	1,735,581

	Total Capital Markets	4,959,395

	Chemicals (2.1%)
4,200	Albemarle Corp.	221,088
42,300	Axiall Corp.	758,439
14,538	Celanese Corp. — Series A	925,634

	Total Chemicals	1,905,161

	Communications Equipment (3.1%)
174,400	Brocade Communications Systems, Inc.	1,391,712
135,460	Polycom, Inc. (1)	1,380,337

	Total Communications Equipment	2,772,049

	Construction & Engineering (2.1%)
49,133	Jacobs Engineering Group, Inc. (1)	1,927,488

	Consumer Finance (0.5%)
69,547	SLM Corp. (1)	445,101

	Containers & Packaging (2.6%)
58,932	Sealed Air Corp.	2,388,514

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (0.7%)
107,479	Windstream Holdings, Inc.	$620,154

	Energy Equipment & Services (2.3%)
38,520	Atwood Oceanics, Inc.	236,127
132,699	Nabors Industries, Ltd.	976,665
183,572	Newpark Resources, Inc. (1)	893,996

	Total Energy Equipment & Services	2,106,788

	Food & Staples Retailing (1.6%)
36,400	Sysco Corp.	1,449,084

	Food Products (1.6%)
18,200	Campbell Soup Co.	1,026,662
10,900	ConAgra Foods, Inc.	453,876

	Total Food Products	1,480,538

	Health Care Providers & Services (5.1%)
15,055	Cigna Corp.	2,011,348
39,600	Quest Diagnostics, Inc.	2,600,532

	Total Health Care Providers & Services	4,611,880

	Hotels, Restaurants & Leisure (0.4%)
11,045	International Speedway Corp.	377,076

	Household Durables (6.2%)
102,655	Beazer Homes USA, Inc. (1)	877,700
113,760	KB Home	1,235,434
40,320	Lennar Corp.	1,699,488
67,315	Toll Brothers, Inc. (1)	1,859,240

	Total Household Durables	5,671,862

	Independent Power and Renewable Electricity Producers (2.0%)
190,100	AES Corp. (The)	1,805,950

	Insurance (3.6%)
23,686	Arch Capital Group, Ltd. (1)	1,599,989
69,405	Assured Guaranty, Ltd.	1,650,451

	Total Insurance	3,250,440

	IT Services (1.1%)
9,200	DST Systems, Inc.	969,772

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Machinery (5.2%)
21,309	Dover Corp.	$1,245,511
30,000	Kennametal, Inc.	531,000
48,655	SPX Corp.	452,492
41,455	SPX FLOW, Inc. (1)	988,287
65,498	Terex Corp.	1,467,155

	Total Machinery	4,684,445

	Metals & Mining (4.8%)
78,471	Allegheny Technologies, Inc.	736,058
117,807	Commercial Metals Co.	1,639,873
63,940	Worthington Industries, Inc.	1,955,925

	Total Metals & Mining	4,331,856

	Multi-Utilities (1.5%)
36,900	Avista Corp.	1,366,407

	Multiline Retail (3.0%)
370,640	J.C. Penney Co., Inc. (1)	2,690,846

	Oil, Gas & Consumable Fuels (1.9%)
137,600	Chesapeake Energy Corp.	466,464
44,400	Newfield Exploration Co. (1)	1,290,708

	Total Oil, Gas & Consumable Fuels	1,757,172

	Real Estate Management & Development (1.1%)
6,975	Jones Lang LaSalle, Inc.	981,522

	REIT (4.8%)
25,408	Geo Group, Inc. (The)	751,569
60,245	Kimco Realty Corp.	1,638,062
34,665	Liberty Property Trust	1,016,378
15,375	Welltower, Inc.	956,632

	Total REIT	4,362,641

	Semiconductors & Semiconductor Equipment (8.4%)
117,000	Cypress Semiconductor Corp. (1)	919,620
19,010	Lam Research Corp.	1,364,728
68,446	Maxim Integrated Products, Inc.	2,286,096
20,628	NXP Semiconductors NV (Netherlands) (1)	1,542,562
77,848	Teradyne, Inc.	1,512,587

	Total Semiconductors & Semiconductor Equipment	7,625,593

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Specialty Retail (2.5%)
13,535	Asbury Automotive Group, Inc. (1)	$637,228
67,500	Gap, Inc. (The)	1,668,600

	Total Specialty Retail	2,305,828

	Technology Hardware, Storage & Peripherals (3.4%)
43,955	Seagate Technology PLC (Netherlands)	1,276,893
38,680	Western Digital Corp.	1,855,866

	Total Technology Hardware, Storage & Peripherals	3,132,759

	Textiles, Apparel & Luxury Goods (2.7%)
65,843	Coach, Inc.	2,439,483

	Thrifts & Mortgage Finance (3.8%)
121,630	EverBank Financial Corp.	1,711,334
129,625	First Niagara Financial Group, Inc.	1,269,029
27,600	New York Community Bancorp, Inc.	427,248

	Total Thrifts & Mortgage Finance	3,407,611

	Total Common Stock (Cost: $91,762,717) (99.3%)	90,087,076

	Money Market Investments
748,212	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	748,212

	Total Money Market Investments (Cost: $748,212) (0.8%)	748,212

	Total Investments (Cost: $92,510,929) (100.1%)	90,835,288
	Liabilities in Excess of Other Assets (-0.1%)	(105,471)

	Net Assets (100.0%)	$90,729,817

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Auto Components	3.0
Banks	10.3
Capital Markets	5.5
Chemicals	2.1
Communications Equipment	3.1
Construction & Engineering	2.1
Consumer Finance	0.5
Containers & Packaging	2.6
Diversified Telecommunication Services	0.7
Energy Equipment & Services	2.3
Food & Staples Retailing	1.6
Food Products	1.6
Health Care Providers & Services	5.1
Hotels, Restaurants & Leisure	0.4
Household Durables	6.2
Independent Power and Renewable Electricity Producers	2.0
Insurance	3.6
IT Services	1.1
Machinery	5.2
Metals & Mining	4.8
Multi-Utilities	1.5
Multiline Retail	3.0
Oil, Gas & Consumable Fuels	1.9
REIT	4.8
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	8.4
Specialty Retail	2.5
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	2.7
Thrifts & Mortgage Finance	3.8
Money Market Investments	0.8

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Beverages (2.4% of Net Assets)
306,100	Monster Beverage Corp. (1)	$41,332,683

	Biotechnology (8.9%)
369,772	Alexion Pharmaceuticals, Inc. (1)	53,960,828
422,913	BioMarin Pharmaceutical, Inc. (1)	31,304,020
656,880	Celgene Corp. (1)	65,898,202

	Total Biotechnology	151,163,050

	Capital Markets (1.9%)
1,239,170	Charles Schwab Corp. (The)	31,636,010

	Food & Staples Retailing (5.8%)
314,344	Costco Wholesale Corp.	47,503,665
531,800	CVS Health Corp.	51,366,562

	Total Food & Staples Retailing	98,870,227

	Health Care Providers & Services (0.5%)
133,808	Acadia Healthcare Co., Inc. (1)	8,166,302

	Health Care Technology (7.2%)
386,262	athenahealth, Inc. (1)	54,771,951
1,153,967	Cerner Corp. (1)	66,941,626

	Total Health Care Technology	121,713,577

	Hotels, Restaurants & Leisure (6.4%)
81,494	Chipotle Mexican Grill, Inc. (1)	36,914,337
1,178,030	Starbucks Corp.	71,588,883

	Total Hotels, Restaurants & Leisure	108,503,220

	Insurance (3.9%)
591,490	Chubb, Ltd. (Switzerland)	66,879,775

	Internet & Catalog Retail (6.3%)
86,375	Amazon.com, Inc. (1)	50,702,125
53,457	Priceline Group, Inc. (The) (1)	56,930,101

	Total Internet & Catalog Retail	107,632,226

	Internet Software & Services (19.2%)
160,929	Alphabet, Inc. — Class C (1)	119,562,201
192,755	Equinix, Inc.	59,863,920
814,802	Facebook, Inc. (1)	91,428,932

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
276,515	LinkedIn Corp. (1)	$54,725,084

	Total Internet Software & Services	325,580,137

	IT Services (5.3%)
1,217,204	Visa, Inc.	90,669,526

	Life Sciences Tools & Services (2.9%)
313,435	Illumina, Inc. (1)	49,507,058

	Pharmaceuticals (2.9%)
175,399	Allergan PLC (Ireland) (1)	49,888,738

	REIT (5.4%)
964,172	American Tower Corp.	90,959,987

	Semiconductors & Semiconductor Equipment (2.5%)
970,745	ARM Holdings PLC (United Kingdom) (SP ADR)	41,819,695

	Software (13.2%)
1,489,930	Mobileye NV (Netherlands) (1)	40,421,801
1,437,198	Salesforce.com, Inc. (1)	97,815,696
735,805	ServiceNow, Inc. (1)	45,774,429
878,005	Splunk, Inc. (1)	40,642,851

	Total Software	224,654,777

	Specialty Retail (1.0%)
265,895	Tiffany & Co.	16,974,737

	Textiles, Apparel & Luxury Goods (2.1%)
421,200	Under Armour, Inc. (1)	35,983,116

	Total Common Stock (Cost: $1,128,420,291) (97.8%)	1,661,934,841

	Money Market Investments
47,925,247	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	47,925,247

	Total Money Market Investments (Cost: $47,925,247) (2.8%)	47,925,247

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2016

Total Investments (Cost: $1,176,345,538) (100.6%)	1,709,860,088
Liabilities in Excess of Other Assets (-0.6%)	(10,491,099)

Net Assets (100.0%)	$1,699,368,989

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Beverages	2.4%
Biotechnology	8.9
Capital Markets	1.9
Food & Staples Retailing	5.8
Health Care Providers & Services	0.5
Health Care Technology	7.2
Hotels, Restaurants & Leisure	6.4
Insurance	3.9
Internet & Catalog Retail	6.3
Internet Software & Services	19.2
IT Services	5.3
Life Sciences Tools & Services	2.9
Pharmaceuticals	2.9
REIT	5.4
Semiconductors & Semiconductor Equipment	2.5
Software	13.2
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	2.1
Money Market Investments	2.8

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
22,000	BE Aerospace, Inc.	$889,900
27,610	HEICO Corp.	1,537,877

	Total Aerospace & Defense	2,427,777

	Auto Components (3.2%)
32,000	Dorman Products, Inc. (1)	1,385,600
28,100	Gentherm, Inc. (1)	1,124,281

	Total Auto Components	2,509,881

	Banks (1.9%)
10,844	PacWest Bancorp	398,083
27,600	ServisFirst Bancshares, Inc.	1,105,932

	Total Banks	1,504,015

	Beverages (1.9%)
8,300	Boston Beer Co., Inc. (1)	1,487,775

	Biotechnology (5.4%)
59,290	Cepheid, Inc. (1)	1,746,090
23,100	Eagle Pharmaceuticals, Inc. (1)	1,660,890
11,000	Ophthotech Corp. (1)	596,090
4,625	Ultragenyx Pharmaceutical, Inc. (1)	259,694

	Total Biotechnology	4,262,764

	Capital Markets (5.2%)
41,600	Financial Engines, Inc.	1,121,952
48,600	Greenhill & Co., Inc.	1,155,708
148,900	WisdomTree Investments, Inc.	1,786,800

	Total Capital Markets	4,064,460

	Commercial Services & Supplies (1.4%)
30,300	Healthcare Services Group, Inc.	1,071,711

	Communications Equipment (0.6%)
7,300	Arista Networks, Inc. (1)	438,219

	Distributors (1.1%)
10,700	Core-Mark Holding Co., Inc.	869,803

	Diversified Consumer Services (2.4%)
16,015	MarketAxess Holdings, Inc.	1,861,423

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (3.3%)
34,345	Cognex Corp.	$1,107,626
58,589	FARO Technologies, Inc. (1)	1,503,980

	Total Electronic Equipment, Instruments & Components	2,611,606

	Energy Equipment & Services (1.1%)
8,400	Core Laboratories NV (Netherlands)	826,560

	Food & Staples Retailing (3.3%)
12,390	Pricesmart, Inc.	948,578
47,200	United Natural Foods, Inc. (1)	1,652,944

	Total Food & Staples Retailing	2,601,522

	Food Products (4.3%)
55,280	Blue Buffalo Pet Products, Inc. (1)	940,866
67,700	Hain Celestial Group, Inc. (The) (1)	2,462,926

	Total Food Products	3,403,792

	Health Care Equipment & Supplies (3.3%)
57,500	LDR Holding Corp. (1)	1,056,275
27,300	West Pharmaceutical Services, Inc.	1,562,106

	Total Health Care Equipment & Supplies	2,618,381

	Health Care Providers & Services (5.1%)
53,500	Diplomat Pharmacy, Inc. (1)	1,455,735
36,200	LHC Group, Inc. (1)	1,372,704
28,300	Surgical Care Affiliates, Inc. (1)	1,207,561

	Total Health Care Providers & Services	4,036,000

	Health Care Technology (1.9%)
10,400	athenahealth, Inc. (1)	1,474,720

	Hotels, Restaurants & Leisure (3.1%)
64,200	Habit Restaurants, Inc. (The) (1)	1,318,026
98,600	La Quinta Holdings, Inc. (1)	1,118,124

	Total Hotels, Restaurants & Leisure	2,436,150

	Internet & Catalog Retail (1.3%)
21,900	Wayfair, Inc. (1)	989,880

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Internet Software & Services (8.6%)
28,450	Benefitfocus, Inc. (1)	$829,602
69,240	Cornerstone OnDemand, Inc. (1)	2,124,976
45,900	Demandware, Inc. (1)	1,947,537
44,400	Marketo, Inc. (1)	844,044
14,790	SPS Commerce, Inc. (1)	965,491

	Total Internet Software & Services	6,711,650

	IT Services (1.7%)
18,300	EPAM Systems, Inc. (2)	1,370,670

	Life Sciences Tools & Services (1.9%)
35,300	INC Research Holdings, Inc. (1)	1,487,189

	Machinery (6.0%)
24,000	CLARCOR, Inc.	1,124,640
29,550	John Bean Technologies Corp.	1,353,685
24,200	RBC Bearings, Inc. (1)	1,435,786
13,000	Wabtec Corp.	831,350

	Total Machinery	4,745,461

	Oil, Gas & Consumable Fuels (1.0%)
34,850	RSP Permian, Inc. (1)	820,718

	Pharmaceuticals (3.4%)
72,600	Depomed, Inc. (1)	1,113,684
87,300	Horizon Pharma PLC (Ireland) (1)	1,527,750

	Total Pharmaceuticals	2,641,434

	Professional Services (1.9%)
34,000	WageWorks, Inc. (1)	1,521,160

	Real Estate Management & Development (1.3%)
28,375	RE/MAX Holdings, Inc.	988,018

	Semiconductors & Semiconductor Equipment (1.5%)
25,288	Mellanox Technologies, Ltd. (1)	1,149,340

	Software (8.2%)
109,800	FireEye, Inc. (1)	1,547,082

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Software (Continued)
8,300	Imperva, Inc. (1)	$427,948
21,450	Proofpoint, Inc. (1)	1,080,222
25,350	Qualys, Inc. (1)	658,847
32,250	Splunk, Inc. (1)	1,492,852
6,870	Ultimate Software Group, Inc. (The) (1)	1,206,578

	Total Software	6,413,529

	Specialty Retail (3.7%)
13,800	Asbury Automotive Group, Inc. (1)	649,704
30,550	Dick’s Sporting Goods, Inc.	1,193,894
30,580	Five Below, Inc. (1)	1,077,333

	Total Specialty Retail	2,920,931

	Textiles, Apparel & Luxury Goods (4.6%)
103,900	Kate Spade & Co. (1)	1,850,459
61,300	Skechers U.S.A., Inc. (1)	1,728,047

	Total Textiles, Apparel & Luxury Goods	3,578,506

	Total Common Stock (Cost: $71,549,141) (96.7%)	75,845,045

	Money Market Investments
2,715,241	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	2,715,241

	Total Money Market Investments (Cost: $2,715,241) (3.5%)	2,715,241

	Total Investments (Cost: $74,264,382) (100.2%)	78,560,286
	Liabilities in Excess of Other Assets (-0.2%)	(161,657)

	Net Assets (100.0%)	$78,398,629

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Auto Components	3.2
Banks	1.9
Beverages	1.9
Biotechnology	5.4
Capital Markets	5.2
Commercial Services & Supplies	1.4
Communications Equipment	0.6
Distributors	1.1
Diversified Consumer Services	2.4
Electronic Equipment, Instruments & Components	3.3
Energy Equipment & Services	1.1
Food & Staples Retailing	3.3
Food Products	4.3
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	5.1
Health Care Technology	1.9
Hotels, Restaurants & Leisure	3.1
Internet & Catalog Retail	1.3
Internet Software & Services	8.6
IT Services	1.7
Life Sciences Tools & Services	1.9
Machinery	6.0
Oil, Gas & Consumable Fuels	1.0
Pharmaceuticals	3.4
Professional Services	1.9
Real Estate Management & Development	1.3
Semiconductors & Semiconductor Equipment	1.5
Software	8.2
Specialty Retail	3.7
Textiles, Apparel & Luxury Goods	4.6
Money Market Investments	3.5

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.7% of Net Assets)
11,350	BE Aerospace, Inc.	$459,108
9,450	HEICO Corp.	526,365

	Total Aerospace & Defense	985,473

	Auto Components (1.7%)
10,450	Dorman Products, Inc. (1)	452,485

	Banks (2.0%)
5,420	SVB Financial Group (1)	549,154

	Beverages (1.9%)
2,925	Boston Beer Co., Inc. (1)	524,306

	Biotechnology (3.2%)
19,665	Cepheid, Inc. (1)	579,134
3,960	Incyte Corp. (1)	279,418

	Total Biotechnology	858,552

	Capital Markets (3.5%)
13,700	Financial Engines, Inc.	369,489
49,050	WisdomTree Investments, Inc.	588,600

	Total Capital Markets	958,089

	Diversified Consumer Services (2.1%)
4,800	MarketAxess Holdings, Inc.	557,904

	Electronic Equipment, Instruments & Components (3.8%)
10,640	Cognex Corp.	343,140
26,070	FARO Technologies, Inc. (1)	669,217

	Total Electronic Equipment, Instruments & Components	1,012,357

	Energy Equipment & Services (1.5%)
4,125	Core Laboratories NV (Netherlands)	405,900

	Food & Staples Retailing (3.1%)
5,870	Pricesmart, Inc.	449,407
11,455	United Natural Foods, Inc. (1)	401,154

	Total Food & Staples Retailing	850,561

	Food Products (7.5%)
17,600	Blue Buffalo Pet Products, Inc. (1)	299,552

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Food Products (Continued)
18,650	Hain Celestial Group, Inc. (The) (1)	$678,487
11,550	Keurig Green Mountain, Inc.	1,030,837

	Total Food Products	2,008,876

	Health Care Equipment & Supplies (3.9%)
1,000	Intuitive Surgical, Inc. (1)	540,850
8,725	West Pharmaceutical Services, Inc.	499,245

	Total Health Care Equipment & Supplies	1,040,095

	Health Care Providers & Services (3.1%)
18,010	Diplomat Pharmacy, Inc. (1)	490,052
5,040	Health Net, Inc. (1)	333,749

	Total Health Care Providers & Services	823,801

	Health Care Technology (2.5%)
4,850	athenahealth, Inc. (1)	687,730

	Hotels, Restaurants & Leisure (6.9%)
11,500	Aramark	367,425
17,750	Habit Restaurants, Inc. (The) (1)	364,408
43,310	La Quinta Holdings, Inc. (1)	491,135
9,600	Wynn Resorts, Ltd.	646,464

	Total Hotels, Restaurants & Leisure	1,869,432

	Internet & Catalog Retail (3.5%)
9,500	TripAdvisor, Inc. (1)	634,220
7,135	Wayfair, Inc. (1)	322,502

	Total Internet & Catalog Retail	956,722

	Internet Software & Services (6.4%)
26,450	Cornerstone OnDemand, Inc. (1)	811,750
13,300	Demandware, Inc. (1)	564,319
20,035	Twitter, Inc. (1)	336,588

	Total Internet Software & Services	1,712,657

	Life Sciences Tools & Services (3.9%)
3,350	Illumina, Inc. (1)	529,132
12,235	INC Research Holdings, Inc. (1)	515,461

	Total Life Sciences Tools & Services	1,044,593

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Machinery (7.0%)
9,475	CLARCOR, Inc.	$443,998
4,410	Graco, Inc.	320,519
4,450	Middleby Corp. (The) (1)	402,102
2,685	WABCO Holdings, Inc. (1)	240,710
7,685	Wabtec Corp.	491,456

	Total Machinery	1,898,785

	Pharmaceuticals (1.9%)
29,300	Horizon Pharma PLC (Ireland) (1)	512,750

	Professional Services (2.0%)
12,185	WageWorks, Inc. (1)	545,157

	Semiconductors & Semiconductor Equipment (1.9%)
17,100	NVIDIA Corp.	500,859

	Software (10.4%)
4,900	ANSYS, Inc. (1)	432,131
35,900	FireEye, Inc. (1)	505,831
5,860	ServiceNow, Inc. (1)	364,551
10,365	Splunk, Inc. (1)	479,796
2,850	Tyler Technologies, Inc. (1)	447,621
9,145	Workday, Inc. (1)	576,226

	Total Software	2,806,156

	Specialty Retail (2.6%)
6,450	Asbury Automotive Group, Inc. (1)	303,666
10,025	Dick’s Sporting Goods, Inc.	391,777

	Total Specialty Retail	695,443

	Textiles, Apparel & Luxury Goods (4.0%)
26,585	Kate Spade & Co. (1)	473,479
7,060	Under Armour, Inc. (1)	603,136

	Total Textiles, Apparel & Luxury Goods	1,076,615

	Total Common Stock (Cost: $23,733,484) (94.0%)	25,334,452

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Money Market Investments	Value
1,559,307	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (2)	$1,559,307

	Total Money Market Investments (Cost: $1,559,307) (5.8%)	1,559,307

	Total Investments (Cost: $25,292,791) (99.8%)	26,893,759
	Excess of Other Assets over Liabilities (0.2%)	40,815

	Net Assets (100.0%)	$26,934,574

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.7%
Auto Components	1.7
Banks	2.0
Beverages	1.9
Biotechnology	3.2
Capital Markets	3.5
Diversified Consumer Services	2.1
Electronic Equipment, Instruments & Components	3.8
Energy Equipment & Services	1.5
Food & Staples Retailing	3.1
Food Products	7.5
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	3.1
Health Care Technology	2.5
Hotels, Restaurants & Leisure	6.9
Internet & Catalog Retail	3.5
Internet Software & Services	6.4
Life Sciences Tools & Services	3.9
Machinery	7.0
Pharmaceuticals	1.9
Professional Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Software	10.4
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	4.0
Money Market Investments	5.8

Total	99.8%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities, including short-term securities for which over-the-counter (“OTC”) market quotations are readily available, are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price. OTC options are valued using dealer quotations. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies.

The TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by TCW Investment Management Company (the “Advisor”) in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds. Open-end mutual funds are valued based upon the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation notes. Participation Notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

As of January 31, 2016, the Funds, with the exception of the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments.

The following is a summary of the inputs used as of January 31, 2016 in valuing the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund investments:

TCW Developing Markets Equity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$31,363	$—	$—	$31,363
Auto Components	—	24,984	—	24,984
Automobiles	—	78,101	—	78,101
Banks	322,758	640,460	—	963,218
Beverages	71,920	—	—	71,920
Capital Markets	—	19,826	—	19,826
Commercial Services & Supplies	—	17,627	—	17,627
Diversified Telecommunication Services	60,523	38,236	—	98,759
Electric Utilities	—	24,144	—	24,144
Electrical Equipment	—	24,113	—	24,113
Electronic Equipment, Instruments & Components	29,183	21,171	—	50,354
Food & Staples Retailing	123,350	92,460	—	215,810
Food Products	23,626	19,528	—	43,154
Health Care Equipment & Supplies	—	22,879	—	22,879
Household Durables	19,105	—	—	19,105
Household Products	—	87,530	—	87,530
Insurance	—	89,214	—	89,214
Internet & Catalog Retail	119,437	—	—	119,437
Internet Software & Services	112,407	214,113	—	326,520
IT Services	—	92,627	—	92,627
Media	—	114,876	—	114,876
Multiline Retail	—	20,193	—	20,193
Oil, Gas & Consumable Fuels	109,540	—	—	109,540
Personal Products	—	32,530	—	32,530
Pharmaceuticals	—	89,311	—	89,311
Road & Rail	—	24,966	—	24,966
Semiconductors & Semiconductor Equipment	200,480	—	—	200,480
Specialty Retail	24,926	—	—	24,926
Technology Hardware, Storage & Peripherals	—	125,769	—	125,769
Textiles, Apparel & Luxury Goods	74,651	63,818	—	138,469
Tobacco	27,566	—	—	27,566
Water Utilities	—	43,926	—	43,926
Wireless Telecommunication Services	85,470	77,139	—	162,609

Total Common Stock	1,436,305	2,099,541	—	3,535,846

Preferred Stock
Banks	21,701	—		21,701

Total Preferred Stock	21,701	—		21,701

Participation Notes
Banks	—	22,563	—	22,563
Diversified Telecommunication Services	—	21,154	—	21,154
Insurance	—	81,174	—	81,174
Media	—	63,487	—	63,487
Miscellaneous	—	91,516	—	91,516
Pharmaceuticals	—	119,042	—	119,042

Total Participation Notes	—	398,936	—	398,936

Money Market Investments	250,206	—	—	250,206

Total Investments	$1,708,212	$2,498,477	$—	$4,206,689

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$327,181	$—	$327,181
Banks	—	1,694,321	—	1,694,321
Building Materials	—	332,689	—	332,689
Commercial Services	—	191,050	—	191,050
Diversified Financial Services	—	244,375	—	244,375
Electric	—	422,625	—	422,625
Foreign Government Bonds	—	12,409,775	—	12,409,775
Gas	—	196,100	—	196,100
Holding Companies — Diversified	—	185,750	—	185,750
Household Products/Wares	—	105,000	—	105,000
Media	—	192,000	—	192,000
Mining	—	277,280	—	277,280
Oil & Gas	—	1,286,415	—	1,286,415
Real Estate	—	430,253	—	430,253
Telecommunications	—	507,958	—	507,958

Total Fixed Income Securities	—	18,802,772	—	18,802,772

Preferred Stock
Banks	137,122	—	—	137,122
Beverages	—	140,404	—	140,404

Total Preferred Stock	137,122	140,404	—	277,526

Common Stocks
Agriculture	162,093	378,493	—	540,586
Airlines	193,520	—	—	193,520
Apparel	252,015	269,261	—	521,276
Auto Manufacturers	—	438,174	—	438,174
Auto Parts & Equipment	—	89,073	—	89,073
Banks	1,248,793	2,337,613	—	3,586,406
Beverages	270,237	—	—	270,237
Cosmetics/Personal Care	—	758,074	—	758,074
Diversified Financial Services	—	822,612	—	822,612
Electric	—	153,644	—	153,644
Electrical Components & Equipment	—	154,011	—	154,011
Electronics	—	272,092	—	272,092
Environmental Control	—	133,390	—	133,390
Food	421,742	222,032	—	643,774
Healthcare-Products	—	122,717	—	122,717
Home Furnishings	111,729	—	—	111,729
Insurance	—	983,918	—	983,918
Internet	892,611	1,619,144	—	2,511,755
Media	—	931,879	—	931,879
Oil & Gas	323,530	—	—	323,530
Pharmaceuticals	—	858,656	—	858,656
Retail	99,732	646,418	—	746,150
Semiconductors	279,375	1,022,658	—	1,302,033
Telecommunications	733,541	545,700	—	1,279,241
Transportation	—	139,582	—	139,582
Water	—	141,199	—	141,199

Total Common Stocks	4,988,918	13,040,340	—	18,029,258

Purchased Options	—	119	—	119
Money Market Investments	1,931,933	—	—	1,931,933

Total Investments	7,057,973	31,983,635	—	39,041,608

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	17,669	—	17,669

Total	$7,057,973	$32,001,304	$—	$39,059,277

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(314)	$—	$(314)
Written Options
Foreign Currency Risk	—	(2)	—	(2)

Total	$—	$(316)	$—	$(316)

TCW Global Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Household Durables	$378,640	$—	$—	$378,640
Internet Software & Services	79,816	—	—	79,816
REIT	2,360,488	934,176	—	3,294,664
Real Estate Management & Development	—	443,755	—	443,755

Total Common Stock	2,818,944	1,377,931	—	4,196,875

Preferred Stock
REIT	118,363	—	—	118,363

Total Preferred Stock	118,363	—	—	118,363

Money Market Investments	58,071	—	—	58,071

Total Investments	$2,995,378	$1,377,931	$—	$4,373,309

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$9,675	$—	$9,675
Airlines	41,007	33,392	—	74,399
Automobiles	—	42,455	—	42,455
Banks	22,077	94,394	—	116,471
Biotechnology	14,110	24,885	—	38,995
Building Products	25,980	—	—	25,980
Capital Markets	—	64,578	—	64,578
Chemicals	—	42,316	—	42,316
Commercial Services & Supplies	—	39,941	—	39,941
Communications Equipment	—	12,205	—	12,205
Construction & Engineering	—	14,467	—	14,467
Construction Materials	12,114	—	—	12,114
Consumer Finance	—	11,314	—	11,314
Containers & Packaging	11,776	—	—	11,776
Diversified Financial Services	—	82,754	—	82,754
Diversified Telecommunication Services	26,842	88,473	—	115,315
Electrical Equipment	—	32,975	—	32,975
Electronic Equipment, Instruments & Components	11,288	23,228	—	34,516
Energy Equipment & Services	—	12,238	—	12,238
Food & Staples Retailing	25,121	36,016	—	61,137
Food Products	—	13,043	—	13,043
Gas Utilities	—	13,451	—	13,451
Health Care Equipment & Supplies	—	25,774	—	25,774
Health Care Providers & Services	—	48,170	—	48,170
Health Care Technology	—	21,101	—	21,101
Hotels, Restaurants & Leisure	12,032	41,950	—	53,982
Household Durables	—	36,643	—	36,643
Insurance	12,814	98,656	—	111,470
Internet & Catalog Retail	22,776	—	—	22,776
Internet Software & Services	10,806	71,801	—	82,607
IT Services	11,574	118,087	—	129,661
Leisure Products	—	11,893	—	11,893
Life Sciences Tools & Services	—	24,352	—	24,352
Media	—	86,859	—	86,859
Miscellaneous	—	26,104	—	26,104
Multi-Utilities	—	14,208	—	14,208
Multiline Retail	11,484	—	—	11,484
Oil, Gas & Consumable Fuels	10,540	37,853	—	48,393
Paper & Forest Products	—	26,437	—	26,437
Personal Products	—	30,162	—	30,162
Pharmaceuticals	44,434	95,713	—	140,147
Professional Services	—	10,883	—	10,883
REIT	11,946	11,170	—	23,116
Real Estate Management & Development	—	11,873	—	11,873
Road & Rail	—	21,045	—	21,045
Semiconductors & Semiconductor Equipment	12,192	12,101	—	24,293
Software	24,289	41,577	—	65,866
Specialty Retail	—	35,329	—	35,329
Textiles, Apparel & Luxury Goods	11,153	53,197	—	64,350
Thrifts & Mortgage Finance	—	24,277	—	24,277
Tobacco	9,706	41,696	—	51,402
Trading Companies & Distributors	—	9,877	—	9,877
Transportation Infrastructure	—	24,134	—	24,134
Water Utilities	—	12,027	—	12,027
Wireless Telecommunication Services	11,109	—	—	11,109

Total Common Stock	407,170	1,816,749	—	2,223,919

Money Market Investments	83,332	—	—	83,332

Total Investments	490,502	1,816,749	—	2,307,251

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	10,035	—	10,035

Total	$490,502	$1,826,784	$—	$2,317,286

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,831)	$—	$(3,831)

Total	$—	$(3,831)	$—	$(3,831)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$66,867	$56,946	$—	$123,813
Auto Components	—	106,655	—	106,655
Banks	—	43,760	—	43,760
Beverages	—	102,955	—	102,955
Biotechnology	—	55,684	—	55,684
Building Products	—	245,140	—	245,140
Capital Markets	—	362,070	—	362,070
Chemicals	—	119,077	—	119,077
Commercial Services & Supplies	—	306,233	—	306,233
Communications Equipment	—	88,921	—	88,921
Containers & Packaging	—	79,758	—	79,758
Diversified Financial Services	—	322,377	—	322,377
Diversified Telecommunication Services	—	52,651	—	52,651
Electrical Equipment	—	51,451	—	51,451
Electronic Equipment, Instruments & Components	—	53,396	—	53,396
Electronics	—	66,306	—	66,306
Energy Equipment & Services	—	46,745	—	46,745
Food & Staples Retailing	—	297,787	—	297,787
Food Products	59,442	72,881	—	132,323
Health Care Equipment & Supplies	—	283,252	—	283,252
Health Care Providers & Services	—	220,638	—	220,638
Health Care Technology	—	114,280	—	114,280
Hotels, Restaurants & Leisure	57,639	41,722	—	99,361
Household Durables	—	125,007	—	125,007
Industrial Conglomerates	—	79,695	—	79,695
Insurance	—	207,039	—	207,039
Internet Software & Services	45,554	226,439	—	271,993
IT Services	—	381,049	—	381,049
Leisure Products	—	54,940	—	54,940
Life Sciences Tools & Services	70,034	196,081	—	266,115
Machinery	—	225,655	—	225,655
Media	47,575	359,984	—	407,559
Multi-Utilities	—	143,445	—	143,445
Multiline Retail	—	46,025	—	46,025
Oil, Gas & Consumable Fuels	—	44,845	—	44,845
Paper & Forest Products	—	60,250	—	60,250
Personal Products	—	222,293	—	222,293
Pharmaceuticals	—	111,742	—	111,742
Professional Services	93,266	238,706	—	331,972
REIT	51,143	122,985	—	174,128
Real Estate Management & Development	—	184,779	—	184,779
Real Estate	—	70,552	—	70,552
Road & Rail	—	257,749	—	257,749
Software	34,915	166,823	—	201,738
Specialty Retail	40,336	452,122	—	492,458
Textiles, Apparel & Luxury Goods	—	125,833	—	125,833
Transportation Infrastructure	—	73,692	—	73,692
Wireless Telecommunication Services	—	93,652	—	93,652

Total Common Stock	566,771	7,462,067	—	8,028,838

Preferred Stock
Health Care Equipment & Supplies	66,606	—	—	66,606

Total Preferred Stock	66,606	—	—	66,606

Warrants
Oil, Gas & Consumable Fuels	—	—	—	—

Total Warrants	—	—	—	—

Money Market Investments	271,005	—	—	271,005

Total Investments	904,382	7,462,067	—	8,366,449

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	122,924	—	122,924

Total	$904,382	$7,584,991	$—	$8,489,373

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(16,278)	$—	$(16,278)

Total	$—	$(16,278)	$—	$(16,278)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$80,794	$—
TCW Emerging Markets Multi-Asset Opportunities Fund	182,434	1,008,306
TCW International Growth Fund	12,716	25,739.00
TCW International Small Cap Fund	204,973	57,606

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2016, were due to changes in valuation to/from the exchange closing price from/to the fair value price as described under the “Fair Value Measurements —   Equity Securities.”

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Multi- Asset Opportunities Fund	TCW International Growth Fund	TCW International Small Cap Fund
Balance as of October 31, 2015	$40,527	$2,374	$20,088
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation	(40,527)	(2,374)	(20,088)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3 (1)	—	—	—

Transfers out of Level 3 (1)	—	—	—

Balance as of January 31, 2016	$—	$—	$—

Change in Unrealized Appreciation from Investments Still Held at January 31, 2016	$(40,527)	$(2,374)	$(20,088)

(1)	The Funds recognize transfers in and out at the beginning of the period.

	Fair Value at 1/31/2016	Valuation Techniques*	Unobservable Input	Input
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stock	$0	Internal Model	Discount Applied	100%
TCW International Growth Fund
Common Stock	0	Internal Model	Discount Applied	100%
TCW International Small Cap Fund
Common Stock	0	Internal Model	Discount Applied	100%

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2016, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Foreign Currency Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Investments (1)	— (2)	— (2)
Forward Currency Contracts	$18	$18

Total Value	$18	$18

Liability Derivatives
Forward Currency Contracts	— (2)	— (2)
Written Options	— (2)	— (2)

Total Value	$—	$—

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$1,223,000	$1,223,000
Purchased Options	90,000	90,000
Written Options	90,000	90,000
TCW International Growth Fund
Asset Derivatives
Forward Currency Contracts	$10	$10

Total Value	$10	$10

Liability Derivatives
Forward Currency Contracts	$(4)	$(4)

Total Value	$(4)	$(4)

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$1,003,189	$1,003,189
TCW International Small Cap Fund
Asset Derivatives
Forward Currency Contracts	$123	$123

Total Value	$123	$123

Liability Derivatives
Forward Currency Contracts	$(16)	$(16)

Total Value	$(16)	$(16)

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$4,173,344	$4,173,344

(1)	Represents purchased options, at value.
(2)	Amount less than $1
(3)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had forward foreign currency contracts outstanding as of January 31, 2016.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts for the period ended January 31, 2016, were as follows:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	90,000	243
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Options outstanding at January 31, 2016	90,000	$243

TCW Global Real Estate Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	40	$4,164
Options written	39	2,407
Options terminated in closing purchase transactions	—	—
Options exercised	(3)	(1,233)
Options expired	(76)	(5,338)

Options outstanding at January 31, 2016	—	$—

TCW High Dividend Equities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	26	$5,353
Options written	376	33,646
Options terminated in closing purchase transactions	(128)	(15,669)
Options exercised	(146)	(17,960)
Options expired	(128)	(5,370)

Options outstanding at January 31, 2016	—	$—

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Developing Markets Equity Fund held participation notes as of January 31, 2016, which are listed on the Fund’s Schedule of Investments.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2016.

Note 2 – Federal Income Taxes

At January 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$497	$(540)	$(43)	$6,891
TCW Conservative Allocation Fund	2,466	(903)	1,563	30,633
TCW Developing Markets Equity Fund	112	(629)	(517)	4,724
TCW Emerging Markets Multi-Asset Opportunities Fund	1,789	(3,210)	(1,421)	40,463
TCW Global Real Estate Fund	73	(467)	(394)	4,767
TCW Growth Equities Fund	2,308	(1,317)	991	10,426
TCW High Dividend Equities Fund	77	(163)	(86)	4,199
TCW International Growth Fund	119	(197)	(78)	2,385
TCW International Small Cap Fund	917	(607)	310	8,056
TCW Relative Value Dividend Appreciation Fund	158,385	(46,763)	111,622	851,867
TCW Relative Value Large Cap Fund	157,430	(37,906)	119,524	484,770
TCW Relative Value Mid Cap Fund	13,793	(17,131)	(3,338)	94,173
TCW Select Equities Fund	574,426	(41,573)	532,853	1,177,007
TCW Small Cap Growth Fund	10,990	(8,048)	2,942	75,618
TCW SMID Cap Growth Fund	4,327	(3,010)	1,317	25,577

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2016 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Year (In Thousands)
Metropolitan West Total Return Bond Fund — I Class	688,594	10,729	(56,991)	642,332	$6,892
TCW Global Real Estate Fund — I Class	134,167	1,185	(11,030)	124,322	1,113
TCW Growth Equities Fund — I Class	66,589	19,169	(5,469)	80,289	596
TCW High Dividend Equities Fund — I Class	166,698	1,310	(13,696)	154,312	1,318
TCW Relative Value Large Cap Fund — I Class	185,015	9,996	(15,232)	179,779	3,365
TCW Relative Value Mid Cap Fund — I Class	24,980	3,892	(2,060)	26,812	444
TCW Select Equities Fund — I Class	244,346	17,757	(20,065)	242,038	5,998
TCW Total Return Bond Fund — I Class	1,079,823	15,458	(88,626)	1,006,655	10,328

Total					$30,054

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2016.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (20.0% of Net Assets)
	Airlines (0.6%)
$2,245,962	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	$2,389,142
47,192	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	51,484
1,027,497	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,135,384
720,520	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	814,638
898,299	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	927,606
791,110	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	843,027
500,215	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	564,933
532,114	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	595,967
2,117,742	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,342,752
829,149	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	858,169

	Total Airlines	10,523,102

	Auto Manufacturers (0.5%)
3,000,000	Ford Motor Credit Co. LLC, 1.557%, due 01/09/18 (1)	2,969,040
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,004,880
450,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	473,827
2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,486,750

	Total Auto Manufacturers	8,934,497

	Banks (5.2%)
1,500,000	Bank of America Corp., 1.482%, due 04/01/19 (1)	1,481,335
2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,753,843
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,181,613
4,250,000	Bank of America N.A., 0.792%, due 06/15/16 (1)	4,243,321
1,000,000	Bank of America N.A., 0.812%, due 06/15/17 (1)	990,790
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,295,966
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,429,528
250,000	Barclays PLC (United Kingdom), 3.65%, due 03/16/25	239,947
600,000	Barclays PLC (United Kingdom), 4.375%, due 01/12/26	605,796
1,630,000	Barclays PLC (United Kingdom), 5.25%, due 08/17/45	1,658,995
2,450,000	Capital One N.A., 2.35%, due 08/17/18	2,459,293
1,000,000	Chase Capital VI, 0.953%, due 08/01/28 (1)	847,500
1,930,000	Citigroup, Inc., 1.579%, due 07/25/16 (1)	1,932,422

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$5,000,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, due 09/15/22	$5,063,755
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,717,498
475,000	First Chicago NBD Institutional Capital I, 0.88%, due 02/01/27 (1)	408,196
1,500,000	Goldman Sachs Group, Inc. (The), 2.012%, due 11/29/23 (1)	1,508,407
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,111,403
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,147,730
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	56,237
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,679,768
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,373,842
4,100,000	JPMorgan Chase & Co., 2.55%, due 10/29/20	4,083,672
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,514,213
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	522,537
2,000,000	JPMorgan Chase Bank N.A., 0.832%, due 06/13/16 (1)	1,998,666
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	508,540
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,127,549
730,000	JPMorgan Chase Capital XIII, 1.553%, due 09/30/34 (1)	584,000
5,750,000	JPMorgan Chase Capital XXI, 1.278%, due 01/15/87 (1)	4,370,000
2,000,000	JPMorgan Chase Capital XXIII, 1.362%, due 05/15/77 (1)	1,450,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	966,663
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	3,118,269
1,290,000	Morgan Stanley, 1.07%, due 10/18/16 (1)	1,288,260
6,000,000	Morgan Stanley, 3.875%, due 01/27/26	6,063,893
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,554,009
575,000	Morgan Stanley, 5.45%, due 01/09/17	596,264
600,000	Morgan Stanley, 5.5%, due 07/24/20	664,647
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,928,443
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,065,512
375,000	Morgan Stanley, 7.3%, due 05/13/19	430,059
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	937,466
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,311,189
1,630,000	UBS Group Funding Jersey, Ltd., (144A), 4.125%, due 09/24/25 (2)	1,629,991
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,376,752

	Total Banks	85,277,779

	Beverages (0.3%)
4,000,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	4,167,258

	Biotechnology (0.6%)
1,855,000	Amgen, Inc., 5.15%, due 11/15/41	1,909,673

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Biotechnology (Continued)
$2,450,000	Biogen, Inc., 5.2%, due 09/15/45	$2,490,756
2,400,000	Celgene Corp., 3.875%, due 08/15/25	2,427,456
3,000,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	3,090,662

	Total Biotechnology	9,918,547

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	107,978

	Commercial Services (0.3%)
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,417,749

	Diversified Financial Services (0.9%)
2,835,000	GE Capital International Funding Co., (144A), 0.964%, due 04/15/16 (2)	2,836,398
747,000	GE Capital International Funding Co., (144A), 3.373%, due 11/15/25 (2)	769,059
565,000	General Electric Capital Corp., 0.714%, due 05/05/26 (1)	514,621
3,315,000	General Electric Capital Corp., 0.842%, due 08/15/36 (1)	2,857,715
287,000	General Electric Capital Corp., 3.15%, due 09/07/22	300,645
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)	1,022,500
4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	4,335,000
2,270,000	Visa, Inc., 3.15%, due 12/14/25	2,307,677

	Total Diversified Financial Services	14,943,615

	Electric (1.3%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,468,839
2,205,000	Berkshire Hathaway Energy Co., 4.5%, due 02/01/45	2,168,448
1,800,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	2,097,720
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,237,960
2,000,000	Entergy Corp., 4.7%, due 01/15/17	2,043,822
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,008,934
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,324,912
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	989,005
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	450,436
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	165,133
2,545,000	Public Service Co. of New Mexico, 7.949%, due 05/15/18	2,880,296
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,119,659

	Total Electric	21,955,164

	Energy-Alternate Sources (0.1%)
1,199,047	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)	1,317,369

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Food (0.2%)
$143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	$157,537
2,467,000	Kraft Heinz Foods Co., (144A), 1.6%, due 06/30/17 (2)	2,467,373

	Total Food	2,624,910

	Gas (0.4%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	465,571
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	1,928,852
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	3,914,376

	Total Gas	6,308,799

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	268,415

	Healthcare-Services (1.4%)
175,000	Anthem, Inc., 5.875%, due 06/15/17	184,964
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,877,566
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,945,629
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,639,258
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,938,030
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	71,256
3,860,000	Providence Health & Services Obligated Group, 1.562%, due 10/01/17 (1)	3,879,733
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,248,875
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,267,162
2,460,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	2,584,458

	Total Healthcare-Services	22,636,931

	Insurance (1.5%)
2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,542,849
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	2,000,286
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,379,375
800,000	MetLife, Inc., 4.368%, due 09/15/23	858,474
300,000	MetLife, Inc., 5.7%, due 06/15/35	343,445
2,300,000	Metropolitan Life Global Funding I, (144A), 1.152%, due 07/15/16 (1)(2)	2,301,851
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)	3,676,918
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	3,992,220
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,088,689
4,850,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	4,843,937

	Total Insurance	24,028,044

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Media (0.3%)
$4,130,000	CCO Safari II LLC, (144A), 4.908%, due 07/23/25 (2)	$4,140,304
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	225,063

	Total Media	4,365,367

	Mining (0.0%)
424,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	366,230
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	276,592

	Total Mining	642,822

	Oil & Gas (0.2%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	253,777
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	725,000
2,500,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	2,327,883

	Total Oil & Gas	3,306,660

	Pharmaceuticals (0.5%)
2,000,000	AbbVie, Inc., 4.7%, due 05/14/45	1,988,636
1,997,000	Actavis Funding SCS, 2.45%, due 06/15/19	2,009,993
2,600,000	Actavis Funding SCS, 4.75%, due 03/15/45	2,610,075
1,500,000	Novartis Capital Corp. (Switzerland), 4%, due 11/20/45	1,514,229

	Total Pharmaceuticals	8,122,933

	Pipelines (1.4%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	946,062
2,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	1,878,730
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	2,630,964
2,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	1,371,172
1,125,000	Enterprise Products Operating LLC, 4.9%, due 05/15/46	934,058
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	1,891,737
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	283,742
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	740,130
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	843,984
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	2,502,628
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	2,406,845
3,245,000	Spectra Energy Partners LP, 4.5%, due 03/15/45	2,480,441
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	1,758,409
575,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	575,000
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,061,947
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	368,792

	Total Pipelines	23,674,641

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Real Estate (0.1%)
$850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	$887,044

	REIT (2.4%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,407,648
3,000,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	2,958,750
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,009,903
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,065,211
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,457,708
4,250,000	Duke Realty LP, 5.95%, due 02/15/17	4,432,508
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,231,582
1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,570,578
3,000,000	HCP, Inc., 6%, due 01/30/17	3,124,266
1,715,000	HCP, Inc., 6.3%, due 09/15/16	1,765,157
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,257,244
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,612,246
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,577,091
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,180,085
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,491,969
605,000	Welltower, Inc., 3.75%, due 03/15/23	600,959
545,000	Welltower, Inc., 4.95%, due 01/15/21	592,508
3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,850,354

	Total REIT	40,185,767

	Retail (0.4%)
1,960,000	CVS Health Corp., 5.125%, due 07/20/45	2,111,717
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,289,496
3,000,000	Walgreens Boots Alliance, Inc., 0.814%, due 05/18/16 (1)	2,997,606

	Total Retail	7,398,819

	Software (0.4%)
4,975,000	Microsoft Corp., 3.125%, due 11/03/25	5,103,997
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,841,048

	Total Software	6,945,045

	Telecommunications (0.9%)
2,400,000	AT&T, Inc., 4.125%, due 02/17/26 (3)	2,398,416
1,500,000	AT&T, Inc., 4.75%, due 05/15/46	1,335,054
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,436,630
739,000	AT&T, Inc., 6.5%, due 09/01/37	808,888
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,665,261
2,000,000	Verizon Communications, Inc., 2.252%, due 09/14/18 (1)	2,046,169

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	$1,285,658
600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	527,767
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	1,850,973
1,250,000	Verizon Communications, Inc., 5.15%, due 09/15/23	1,387,288
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	139,302

	Total Telecommunications	14,881,406

	Transportation (0.1%)
2,385,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	2,224,284

	Total Corporate Bonds (Cost: $330,291,776)	330,064,945

	Municipal Bonds (0.7%)
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,762,425
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,529,800
805,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	877,506
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	3,793,620
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,708,420
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	822,462

	Total Municipal Bonds (Cost: $10,996,971)	11,494,233

	Foreign Government Bonds (Cost: $198,543) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	206,379

	Asset-Backed Securities (8.7%)
1,913,519	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	2,001,082
2,254,820	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,333,918
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.527%, due 12/27/44 (1)(2)	2,735,656
2,830,000	BA Credit Card Trust (14-A3-A), 0.716%, due 01/15/20 (1)	2,829,993
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 2.01%, due 10/17/26 (1)(2)	981,521
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.054%, due 04/20/27 (1)(2)	982,299
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 2.104%, due 10/20/26 (1)(2)	1,565,982
1,920,851	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.657%, due 12/25/36 (1)(2)	1,693,725
1,535,250	Brazos Education Loan Authority, Inc. (12-1-A1), 1.127%, due 12/26/35 (1)	1,490,546
646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 0.613%, due 12/26/24 (1)	609,275
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.593%, due 02/25/35 (1)	664,519
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.443%, due 11/25/33 (1)	1,641,158
4,160,000	Chase Issuance Trust (15-A6-A6), 0.676%, due 05/15/19 (1)	4,159,950

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$4,070,000	Citibank Credit Card Issuance Trust (14-A3-A3), 0.624%, due 05/09/18 (1)	$4,070,227
348,314	College Loan Corp. Trust (05-2-A3), 0.752%, due 04/15/25 (1)	347,129
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.122%, due 04/15/27 (1)(2)	3,917,287
2,768,675	Educational Funding of the South, Inc. (11-1-A2), 1.269%, due 04/25/35 (1)	2,704,022
1,305,749	Educational Services of America, Inc. (12-2-A), (144A), 1.157%, due 04/25/39 (1)(2)	1,291,626
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 2%, due 07/17/26 (1)(2)	2,460,323
2,907,079	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.077%, due 08/27/46 (1)(2)	2,666,286
571,275	GE Business Loan Trust (04-2A-A), (144A), 0.646%, due 12/15/32 (1)(2)	563,124
2,622,250	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,587,187
2,707,834	Higher Education Funding I (14-1-A), (144A), 1.443%, due 05/25/34 (1)(2)	2,644,137
1,248,366	Honda Auto Receivables Owner Trust (13-3-A3), 0.77%, due 05/15/17	1,247,958
4,160,000	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	4,152,119
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.121%, due 04/18/26 (1)(2)	3,532,226
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.07%, due 01/18/27 (1)(2)	3,358,882
3,260,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.122%, due 04/15/27 (1)(2)	3,218,393
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.476%, due 07/20/43 (1)	2,266,061
5,146,128	Navient Student Loan Trust (14-2-A), 1.067%, due 03/25/83 (1)	4,837,434
5,186,382	Navient Student Loan Trust (14-3-A), 1.047%, due 03/25/83 (1)	4,884,637
2,550,552	Navient Student Loan Trust (14-4-A), 1.047%, due 03/25/83 (1)	2,399,529
4,202,003	Nelnet Student Loan Trust (11-1A-A), (144A), 1.277%, due 02/25/43 (1)(2)	4,132,066
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.377%, due 11/25/43 (1)(2)	2,710,897
7,175,000	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.027%, due 09/25/42 (1)(2)	6,911,563
4,120,000	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	4,113,704
3,125,105	PHEAA Student Loan Trust (15-1A-A), (144A), 1.027%, due 10/25/41 (1)(2)	3,029,573
2,243,037	SLC Student Loan Trust (05-3-B), 0.762%, due 06/15/40 (1)	1,902,294
2,790,039	SLM Student Loan Trust (04-10-A5B), (144A), 1.019%, due 04/25/23 (1)(2)	2,781,925
1,084,173	SLM Student Loan Trust (05-6-B), 0.909%, due 01/25/44 (1)	910,209
1,110,468	SLM Student Loan Trust (06-10-B), 0.839%, due 03/25/44 (1)	908,020
3,400,000	SLM Student Loan Trust (06-2-A6), 0.789%, due 01/25/41 (1)	2,978,545
3,400,000	SLM Student Loan Trust (06-8-A6), 0.779%, due 01/25/41 (1)	2,972,603
1,112,812	SLM Student Loan Trust (07-1-B), 0.839%, due 01/27/42 (1)	918,437
593,804	SLM Student Loan Trust (07-6-B), 1.469%, due 04/27/43 (1)	495,710
710,000	SLM Student Loan Trust (08-2-B), 1.819%, due 01/25/29 (1)	576,893
710,000	SLM Student Loan Trust (08-3-B), 1.819%, due 04/25/29 (1)	595,570
8,380,000	SLM Student Loan Trust (08-4-A4), 2.269%, due 07/25/22 (1)	8,398,667

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$710,000	SLM Student Loan Trust (08-4-B), 2.469%, due 04/25/29 (1)	$646,622
710,000	SLM Student Loan Trust (08-5-B), 2.469%, due 07/25/29 (1)	658,857
6,761,955	SLM Student Loan Trust (08-6-A3), 1.369%, due 01/25/19 (1)	6,733,135
710,000	SLM Student Loan Trust (08-6-B), 2.469%, due 07/25/29 (1)	654,764
710,000	SLM Student Loan Trust (08-7-B), 2.469%, due 07/25/29 (1)	625,943
710,000	SLM Student Loan Trust (08-8-B), 2.869%, due 10/25/29 (1)	681,776
5,607,437	SLM Student Loan Trust (08-9-A), 2.119%, due 04/25/23 (1)	5,595,281
710,000	SLM Student Loan Trust (08-9-B), 2.869%, due 10/25/29 (1)	671,021
2,000,000	SLM Student Loan Trust (11-2-A2), 1.627%, due 10/25/34 (1)	1,974,021
2,600,000	SLM Student Loan Trust (12-7-A3), 1.077%, due 05/26/26 (1)	2,485,979
2,132,282	SLM Student Loan Trust (13-4-A), 0.977%, due 06/25/27 (1)	2,066,196

	Total Asset-Backed Securities (Cost: $146,721,579)	143,968,482

	Commercial Mortgage-Backed Securities — Agency (3.4%)
3,640,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K041-A2), 3.171%, due 10/25/24	3,804,733
3,400,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	3,560,009
1,891,324	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.057%, due 07/25/20 (1)	1,902,512
2,100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	2,344,519
1,178,763	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,284,666
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,371,016
1,798,165	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,996,202
1,522,966	Federal National Mortgage Association, Pool #745935, 5.74%, due 08/01/16	1,530,815
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20	2,531,203
3,514,348	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	3,782,282
2,020,732	Federal National Mortgage Association, Pool #Al0151, 4.383%, due 04/01/21	2,220,215
5,524,117	Federal National Mortgage Association, Pool #AL6829, 2.965%, due 05/01/27	5,575,913
2,305,000	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,329,221
3,300,000	Federal National Mortgage Association, Pool #AM4125, 3.74%, due 08/01/23	3,611,871
2,426,900	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,569,197
3,218,956	Federal National Mortgage Association, Pool #FN0001, 3.766%, due 12/01/20	3,466,816
2,303,431	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	2,538,094
4,786,431	Federal National Mortgage Association (14-M12 FA), 0.516%, due 10/25/21 (ACES) (1)	4,753,602
1,635,000	Federal National Mortgage Association Multifamily Structured Pass-Through Certificates, 3.307%, due 03/28/31 (3)	1,650,583
1,414,561	NCUA Guaranteed Notes (11-C1-2A), 0.951%, due 03/09/21 (1)	1,409,622

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $56,267,596)	56,233,091

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (3.3%)
$1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	$1,642,252
400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.732%, due 08/10/49 (1)(2)	415,966
1,650,000	COMM Mortgage Trust (15-3BP-A), (144A), 3.178%, due 02/10/35 (2)	1,653,066
5,867,000	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	6,243,562
2,190,000	GE Capital Commercial Mortgage Corp. (07-C1-A4), 5.543%, due 12/10/49	2,248,856
3,298,249	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB16-A4), 5.552%, due 05/12/45	3,332,629
1,237,974	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A1A), 5.397%, due 05/15/45	1,248,968
576,319	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A2), (144A), 3.673%, due 02/15/46 (2)	591,012
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,787,921
2,233,796	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	2,250,934
8,100,000	Morgan Stanley Capital I Trust (07-HQ11-A4), 5.447%, due 02/12/44 (1)	8,277,255
524,048	Morgan Stanley Capital I Trust (07-HQ12-A5), 5.903%, due 04/12/49 (1)	524,414
913,570	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	920,575
1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,641,883
1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.961%, due 01/13/32 (1)(2)	1,641,513
1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/35 (1)(2)	1,743,490
1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,256,186
4,300,000	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,532,491
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,820,284
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,938,009
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,329,980

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $54,766,219)	54,041,246

	Residential Mortgage-Backed Securities — Agency (26.8%)
273,200	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	310,421
636,885	Federal Home Loan Mortgage Corp. (2575-FD), 0.876%, due 02/15/33 (PAC) (1)	641,526
390,634	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	416,484
7,299,270	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	7,411,957
147,254	Federal Home Loan Mortgage Corp. (3315-S), 5.985%, due 05/15/37 (I/O) (I/F) (1)	18,983
863,508	Federal Home Loan Mortgage Corp. (3339-JS), 40.069%, due 07/15/37 (I/F) (1)	1,655,079
772,378	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	861,371
1,162,042	Federal Home Loan Mortgage Corp. (3380-SM), 5.985%, due 10/15/37 (I/O) (I/F) (1)	186,365
812,694	Federal Home Loan Mortgage Corp. (3382-FL), 1.126%, due 11/15/37 (1)	819,896
3,889,736	Federal Home Loan Mortgage Corp. (3439-SC), 5.475%, due 04/15/38 (I/O) (I/F) (1)	656,543
1,606,061	Federal Home Loan Mortgage Corp. (3578-DI), 6.225%, due 04/15/36 (I/O) (I/F) (1)	280,513

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$4,668,429	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	$4,778,877
55,417	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.64%, due 01/01/37 (1)	56,713
3,505,079	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	3,895,832
18,390	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	19,351
10,973	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	11,569
24,494	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	27,130
3,957,876	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	4,288,729
3,070,208	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,320,546
2,160,796	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	2,331,972
1,065,741	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	1,164,530
14,718,619	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	15,460,873
13,863,125	Federal Home Loan Mortgage Corp., Pool #G08650, 3.5%, due 06/01/45	14,497,254
11,109,983	Federal Home Loan Mortgage Corp., Pool #G08653, 3%, due 07/01/45	11,330,445
962,448	Federal Home Loan Mortgage Corp., Pool #G08658, 3%, due 08/01/45	981,396
7,678,298	Federal Home Loan Mortgage Corp., Pool #G08669, 4%, due 09/01/45	8,208,580
15,804,402	Federal Home Loan Mortgage Corp., Pool #G08671, 3.5%, due 10/01/45	16,527,329
7,682,208	Federal Home Loan Mortgage Corp., Pool #G08672, 4%, due 10/01/45	8,215,161
9,404,321	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	9,834,495
7,494,276	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	8,014,191
3,040,000	Federal Home Loan Mortgage Corp., Pool #G08686, 3%, due 01/01/46 (3)	3,100,259
5,245,000	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46 (3)	5,484,918
7,520,000	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46 (3)	8,038,464
3,912,384	Federal Home Loan Mortgage Corp., Pool #G18565, 3%, due 08/01/30	4,083,856
1,713,761	Federal Home Loan Mortgage Corp., Pool #G18568, 2.5%, due 09/01/30	1,754,128
15,322,880	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	16,102,789
5,360,155	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45 (3)	5,633,684
3,340,340	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,520,275
5,330,876	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	5,630,911
260,305	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (1)	435,466
353,255	Federal National Mortgage Association (01-34-FV), 0.927%, due 08/25/31 (1)	357,544
592	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	594
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,335,891
1,425,654	Federal National Mortgage Association (07-89-GF), 0.947%, due 09/25/37 (1)	1,438,783
282,942	Federal National Mortgage Association (08-30-SA), 6.424%, due 04/25/38 (I/O) (I/F) (1)	48,015
378,937	Federal National Mortgage Association (08-62-SN), 5.774%, due 07/25/38 (I/O) (I/F) (1)	53,909
3,380,386	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,588,054
182,704	Federal National Mortgage Association (09-68-SA), 6.324%, due 09/25/39 (I/O) (I/F) (1)	32,142
2,754,675	Federal National Mortgage Association (10-26-AS), 5.904%, due 03/25/40 (I/O) (I/F) (1)	447,798
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,403,317
27,333	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	30,551

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$22,621	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	$26,107
69,779	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	72,972
92,978	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	101,174
107,014	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	112,703
1,828,763	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,942,697
1,795,654	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	1,891,578
3,266,401	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	3,532,055
2,504,225	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,643,047
5,256,107	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	5,557,237
3,869,449	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,187,167
1,087,003	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,206,377
1,491,083	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,692,821
10,341,965	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	10,862,003
10,715,370	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43	11,254,980
4,905,728	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	5,105,789
8,484,853	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	8,980,355
9,247,782	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	9,787,838
8,045,000	Federal National Mortgage Association TBA, 3% (4)	8,212,814
62,605,000	Federal National Mortgage Association TBA, 3.5% (4)	65,570,181
24,690,000	Federal National Mortgage Association TBA, 4% (4)	26,377,792
4,325,000	Federal National Mortgage Association TBA, 4.5% (4)	4,701,410
7,660,000	Federal National Mortgage Association TBA, 4.5% (4)	8,312,148
974,745	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	1,024,261
673,293	Government National Mortgage Association (08-27-SI), 6.044%, due 03/20/38 (I/O) (I/F) (1)	123,087
2,618,641	Government National Mortgage Association (08-81-S), 5.774%, due 09/20/38 (I/O) (I/F) (1)	474,695
1,119,527	Government National Mortgage Association (09-66-UF), 1.426%, due 08/16/39 (1)	1,139,537
4,226,269	Government National Mortgage Association (10-1-S), 5.324%, due 01/20/40 (I/O) (I/F) (1)	639,006
106,715	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	116,687
265,513	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	297,079
7,116,297	Government National Mortgage Association II, Pool #MA2961, 3.5%, due 07/20/45	7,515,198
2,819,904	Government National Mortgage Association II, Pool #MA3033, 3%, due 08/20/45	2,911,721
13,712,381	Government National Mortgage Association II, Pool #MA3104, 3%, due 09/20/45	14,156,427
7,109,058	Government National Mortgage Association II, Pool #MA3173, 3.5%, due 10/20/45	7,507,553
1,563,002	Government National Mortgage Association II, Pool #MA3174, 4%, due 10/20/45	1,673,999
19,080,000	Government National Mortgage Association II TBA, 3.5% (4)	20,124,928
3,515,000	Government National Mortgage Association II TBA, 4.5% (4)	3,788,786
1,958,996	NCUA Guaranteed Notes (10-R1-1A), 0.874%, due 10/07/20 (1)	1,968,293
1,059,158	NCUA Guaranteed Notes (10-R2-1A), 0.794%, due 11/06/17 (1)	1,060,730

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$963,641	NCUA Guaranteed Notes (10-R3-1A), 0.984%, due 12/08/20 (1)	$969,476
839,230	NCUA Guaranteed Notes (10-R3-2A), 0.982%, due 12/08/20 (1)	844,262
1,123,835	NCUA Guaranteed Notes (11-R1-1A), 0.874%, due 01/08/20 (1)	1,128,049
1,112,171	NCUA Guaranteed Notes (11-R2-1A), 1.02%, due 02/06/20 (1)	1,112,477

	Total Residential Mortgage-Backed Securities — Agency (Cost: $ 432,373,733)	443,452,955

	Residential Mortgage-Backed Securities — Non-Agency (7.6%)
119,600	Asset-Backed Funding Certificates (05-WMC1-M1), 1.087%, due 06/25/35 (1)	119,635
1,608,010	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.937%, due 07/25/35 (1)	1,601,423
6,643,190	Banc of America Funding Trust (15-R2-9A1), (144A), 0.636%, due 03/27/36 (1)(2)	6,419,594
1,979,556	Bear Stearns Asset Backed Securities I Trust (06-HE3-A2), 0.606%, due 04/25/36 (1)	1,976,655
3,970,000	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.836%, due 12/25/35 (1)	3,881,990
449,507	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	452,768
826,450	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	829,687
488,086	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	425,536
1,508,650	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,601,738
2,239,695	Countrywide Asset-Backed Certificates (05-11-MV1), 0.891%, due 02/25/36 (1)	2,233,791
21,112	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	21,612
6,762,427	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	6,606,434
5,726,071	Credit Suisse Mortgage Trust (15-1R-7A3), (144A), 2.642%, due 07/27/36 (1)(2)	5,847,808
6,570,660	CSMC Trust (14-7R-8A1), (144A), 2.379%, due 07/27/37 (1)(2)	6,573,863
695,887	GSAMP Trust (05-HE5-M1), 0.847%, due 11/25/35 (1)	675,199
1,170,047	HSBC Home Equity Loan Trust USA (07-1-AM), 0.666%, due 03/20/36 (1)	1,168,291
299,086	HSBC Home Equity Loan Trust USA (07-2-AM), 0.666%, due 07/20/36 (1)	297,164
1,610,509	HSBC Home Equity Loan Trust USA (07-3-APT), 1.626%, due 11/20/36 (1)	1,609,273
1,159,739	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.617%, due 12/25/35 (1)	1,145,172
1,437,632	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.667%, due 04/25/35 (1)	1,287,896
4,847,403	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.877%, due 06/25/35 (1)	4,833,703
6,527,700	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.52%, due 10/25/35 (1)	6,516,717
1,774,382	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,044,998
1,899,334	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 1.177%, due 07/25/35 (1)	1,928,238
1,857,544	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.342%, due 07/25/34 (1)	1,793,922
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 1.207%, due 12/25/34 (1)	6,120,979
376,632	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.686%, due 04/25/34 (1)	398,738
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 1.127%, due 03/25/35 (1)	2,243,593
2,377,087	New Century Home Equity Loan Trust (05-2-M1), 0.857%, due 06/25/35 (1)	2,396,778
1,530,053	New Century Home Equity Loan Trust (05-3-M1), 0.907%, due 07/25/35 (1)	1,529,397

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.917%, due 07/25/35 (1)	$6,908,874
3,618,385	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.662%, due 05/26/37 (1)(2)	3,524,543
5,198,644	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1%, due 05/26/47 (1)(2)	5,063,190
6,380,199	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.636%, due 01/26/36 (1)(2)	6,541,307
6,198,570	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.526%, due 03/26/35 (1)(2)	6,300,495
144,679	Park Place Securities, Inc. (04-WWF1-M2), 1.447%, due 12/25/34 (1)	145,049
1,620,886	Park Place Securities, Inc. (05-WCH1-M2), 1.207%, due 01/25/36 (1)	1,614,952
1,066,366	Park Place Securities, Inc. (05-WCW2-A2D), 0.797%, due 07/25/35 (1)	1,069,910
3,415,872	Park Place Securities, Inc. (05-WHQ4-A2D), 0.797%, due 09/25/35 (1)	3,417,482
3,950,574	RAMP Trust (06-RZ3-A2), 0.587%, due 08/25/36 (1)	3,927,855
854,383	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (1)	866,716
234,246	Structured Asset Securities Corp. (05-GEL4-M1), 0.942%, due 08/25/35 (1)	234,063
3,355,685	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.456%, due 03/25/35 (1)	3,353,603
279,553	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	269,521
8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 1.427%, due 10/25/34 (1)	7,999,143

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $123,103,662)	125,819,295

	U.S. Government Agency Obligations (1.2%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.445%, due 09/14/16 (1)	5,859,716
6,065,000	Federal Farm Credit Bank Funding Corp., 0.456%, due 04/26/17 (1)	6,059,984
8,320,000	Federal Home Loan Bank, 1.25%, due 06/28/30	8,318,315

	Total U.S. Government Agency Obligations (Cost: $20,228,185)	20,238,015

	U.S. Treasury Securities (24.6%)
44,400,000	U.S. Treasury Bond, 3%, due 11/15/45	46,599,176
20,079,878	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (6)	19,574,086
4,553,369	U.S. Treasury Inflation Indexed Bond, 0.625%, due 02/15/43 (6)	3,981,864
11,996,152	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (6)	10,779,394
12,969,927	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	12,916,141
5,450,457	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	5,456,169
13,546,477	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24 (6)	13,142,840
4,124,202	U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/25 (6)	4,075,528
22,657,867	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44 (6)	23,758,013
10,790,631	U.S. Treasury Inflation Indexed Note, 2.5%, due 07/15/16 (6)	10,942,625
88,433,000	U.S. Treasury Note, 0.75%, due 10/31/17	88,393,272
16,940,000	U.S. Treasury Note, 0.75%, due 01/31/18	16,932,716
32,560,000	U.S. Treasury Note, 1.375%, due 01/31/21	32,630,065
85,980,000	U.S. Treasury Note, 1.75%, due 12/31/20	87,676,084

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$28,340,000	U.S. Treasury Note, 2.25%, due 11/15/25	$29,152,311

	Total U.S. Treasury Securities (Cost: $404,246,338)	406,010,284

	Total Fixed Income Securities (Cost: $ 1,579,194,602) (96.3%)	1,591,528,925

Number of Shares	Money Market Investments
37,280,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.17% (7)	37,280,000
104,833,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.07% (7)	104,833,000
1,074,207	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (7)	1,074,207

	Total Money Market Investments (Cost: $143,187,207) (8.7%)	143,187,207

Principal Amount	Short-Term Investments
	Discount Notes (4.9%)
$24,000,000	Federal Home Loan Bank, 0.01%, due 02/03/16 (8)	23,999,654
25,000,000	Federal Home Loan Bank, 0.01%, due 02/24/16 (8)	24,995,368
32,800,000	Federal Home Loan Mortgage Corp., 0.01%, due 06/06/16 (8)	32,749,488

	Total Discount Notes (Cost: $81,744,510)	81,744,510

	U.S. Treasury Securities (1.5%)
570,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (8)(9)	569,785
24,000,000	U.S. Treasury Bill, 0.01%, due 04/14/16 (8)	23,991,118

	Total U.S. Treasury Securities (Cost: $24,560,903) (1.5%)	24,560,903

	Total Short-Term Investments (Cost: $106,305,413) (6.4%)	106,305,413

	Total Investments (Cost: $ 1,828,687,222) (111.4%)	1,841,021,545
	Liabilities in Excess of Other Assets (-11.4%)	(189,125,803)

	Net Assets (100.0%)	$1,651,895,742

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
189	2-Year U.S. Treasury Note Futures	03/31/16	$41,320,125	$176,702
477	5-Year U.S. Treasury Note Futures	03/31/16	57,560,484	991,548

			$98,880,609	$1,168,250

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $183,960,447 or 11.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)		Rate disclosed is the 7-day net yield as of January 31, 2016.

(8)		Rate shown represents yield-to-maturity.

(9)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	0.6%
Asset-Backed Securities	8.7
Auto Manufacturers	0.5
Banks	5.2
Beverages	0.3
Biotechnology	0.6
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	3.4
Commercial Mortgage-Backed Securities — Non-Agency	3.3
Commercial Services	0.3
Diversified Financial Services	0.9
Electric	1.3
Energy-Alternate Sources	0.1
Food	0.2
Foreign Government Bonds	0.0	*
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	1.4
Insurance	1.5
Media	0.3
Mining	0.0	*
Municipal Bonds	0.7
Oil & Gas	0.2
Pharmaceuticals	0.5
Pipelines	1.4
REIT	2.4
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	26.8
Residential Mortgage-Backed Securities — Non-Agency	7.6
Retail	0.4
Software	0.4
Telecommunications	0.9
Transportation	0.1
U.S. Government Agency Obligations	1.2
U.S. Treasury Securities	24.6
Money Market Investments	8.7
Short Term Investments	6.4

Total	111.4%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Angola (Cost: $16,930,000) (0.5% of Net Assets)
	$16,930,000	Angolan Government International Bond, (144A), 9.5%, due 11/12/25 (1)	$14,178,875

		Argentina (7.8%)
	71,420,000	Argentine Republic Government International Bond, 0%,due 12/15/35	7,802,635
EUR	66,817,121	Argentine Republic Government International Bond, 7.82%, due 12/31/33 (2)	75,299,870
	$65,426,103	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (2)	73,931,497
	29,460,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (2)	33,454,776
	12,215,000	Banco Hipotecario S.A., (144A), 9.75%, due 11/30/20 (1)	12,619,316

		Total Argentina (Cost: $176,103,588)	203,108,094

		Brazil (5.3%)
	34,970,000	Brazilian Government International Bond, 2.625%, due 01/05/23	27,773,174
	43,670,000	Brazilian Government International Bond, 4.25%, due 01/07/25	36,735,204
	40,009,000	Brazilian Government International Bond, 7.125%, due 01/20/37	36,588,231
	8,720,000	Marfrig Holdings Europe BV, (Reg. S), 6.875%, due 06/24/19 (3)	7,858,900
	33,684,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	29,668,867

		Total Brazil (Cost: $138,082,059)	138,624,376

		Cameroon (Cost: $13,484,362) (0.4%)
	13,700,000	Republic of Cameroon International Bond, (144A), 9.5%, due 11/19/25 (1)	11,816,250

		Chile (2.3%)
	21,340,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (1)	18,619,150
	16,200,000	Latam Airlines Group S.A., (144A), 7.25%, due 06/09/20 (1)	14,405,040
	29,033,000	Latam Airlines Pass-Through Trust (2015-1), (144A), 4.2%, due 08/15/29 (1)	26,600,035

		Total Chile (Cost: $66,291,934)	59,624,225

		China (1.0%)
	6,485,000	Agile Property Holdings, Ltd., (Reg. S), 9%, due 05/21/20 (3)	6,695,762
	7,350,000	Baidu, Inc., 4.125%, due 06/30/25	7,423,019
	7,750,000	MCE Finance, Ltd., (Reg. S), 5%, due 02/15/21 (3)	6,957,175
	4,965,000	Trillion Chance, Ltd., (Reg. S), 8.5%, due 01/10/19 (3)	5,102,198

		Total China (Cost: $26,215,424)	26,178,154

		Colombia (1.9%)
	18,175,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (1)	14,540,000
	30,925,000	Colombia Government International Bond, 4.5%, due 01/28/26	29,251,958

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Colombia (Continued)
	$5,200,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (3)	$4,634,760

		Total Colombia (Cost: $54,518,620)	48,426,718

		Costa Rica (1.4%)
	24,595,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (3)	20,782,775
	19,600,000	Costa Rica Government International Bond, (Reg. S), 7.158%, due 03/12/45 (3)	16,703,120

		Total Costa Rica (Cost: $41,577,655)	37,485,895

		Croatia (4.0%)
	40,400,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (3)	42,263,450
	26,325,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (3)	28,325,700
	33,091,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22 (1)	33,835,547

		Total Croatia (Cost: $104,067,355)	104,424,697

		Dominican Republic (3.5%)
	10,175,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (1)	9,615,375
	33,600,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (1)	30,828,000
	12,700,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	12,890,500
	39,900,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)	38,752,875

		Total Dominican Republic (Cost: $98,010,463)	92,086,750

		Ecuador (Cost: $28,742,645) (1.0%)
	34,810,000	Ecuador Government International Bond, (Reg. S), 10.5%, due 03/24/20 (3)	26,232,816

		El Salvador (Cost: $2,849,000) (0.1%)
	2,849,000	Agricola Senior Trust, (144A), 6.75%, due 06/18/20 (1)	2,817,376

		Ghana (Cost: $16,343,076) (0.5%)
	17,200,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (3)	12,448,500

		Greece (Cost: $43,274,605) (1.5%)
EUR	44,387,000	Hellenic Republic Government Bond, (144A), 4.75%, due 04/17/19 (1)	40,027,317

		Guatemala (1.0%)
	$14,650,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	11,793,250
	14,550,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	13,477,665

		Total Guatemala (Cost: $30,306,613)	25,270,915

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Hungary (5.3%)
	$52,580,000	Hungary Government International Bond, 5.375%, due 02/21/23	$57,667,115
	30,116,000	Hungary Government International Bond, 5.75%, due 11/22/23	33,857,913
	46,450,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (1)	46,775,150

		Total Hungary (Cost: $132,687,895)	138,300,178

		India (3.1%)
INR	2,010,610,000	India Government Bond, 7.28%, due 06/03/19	29,635,522
INR	2,604,500,000	India Government Bond, 8.83%, due 11/25/23	40,424,265
	$17,640,000	Vedanta Resources PLC, (Reg. S), 8.25%, due 06/07/21 (3)	10,180,246

		Total India (Cost: $88,176,676)	80,240,033

		Indonesia (6.6%)
	36,250,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (1)	34,129,375
	17,200,000	Indonesia Government International Bond, (Reg. S), 3.375%, due 04/15/23 (3)	16,314,200
	48,090,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (3)	43,660,911
	23,600,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (3)	18,506,813
	48,500,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (1)	47,433,000
	13,350,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (3)	12,984,344

		Total Indonesia (Cost: $183,859,532)	173,028,643

		Ivory Coast (Cost: $30,265,559) (1.1%)
	31,145,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (1)	27,563,325

		Kazakhstan (2.6%)
	29,850,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (1)	29,811,195
	39,095,000	Kazakhstan Government International Bond, (Reg. S), 6.5%, due 07/21/45 (3)	38,019,887

		Total Kazakhstan (Cost: $69,047,924)	67,831,082

		Kenya (Cost: $20,838,100) (0.7%)
	20,450,000	Kenya Government International Bond, (Reg. S), 5.875%, due 06/24/19 (3)	19,507,255

		Mexico (8.7%)
	15,522,000	Alfa S.A.B. de C.V., (Reg. S), 6.875%, due 03/25/44 (3)	14,416,057
	9,000,000	Axtel S.A.B. de C.V., (Reg. S), 9%, due 01/31/20 (3)	9,633,600
	13,625,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (3)	12,939,663

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Mexico (Continued)
$16,988,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (3)	$17,837,400
5,566,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23 (3)	4,842,420
39,070,000	Mexico Government International Bond, 4.125%, due 01/21/26	39,206,745
44,842,000	Mexico Government International Bond, 4.6%, due 01/23/46	40,048,390
34,396,000	Mexico Government International Bond, 4.75%, due 03/08/44	31,214,370
15,075,000	Petroleos Mexicanos, (144A), 5.5%, due 02/04/19 (1)(4)	15,244,594
15,825,000	Petroleos Mexicanos, (144A), 6.375%, due 02/04/21 (1)(4)	16,062,375
20,360,000	Petroleos Mexicanos, (144A), 6.875%, due 08/04/26 (1)(4)	20,716,300
4,830,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (1)	4,830,000

	Total Mexico (Cost: $234,195,211)	226,991,914

	Mongolia (0.6%)
12,240,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (3)	10,755,288
5,540,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22 (3)	4,189,437

	Total Mongolia (Cost: $15,790,865)	14,944,725

	Pakistan (1.4%)
23,900,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (1)	24,466,143
10,807,000	Pakistan Government International Bond, (Reg. S), 8.25%, due 04/15/24 (3)	10,944,249

	Total Pakistan (Cost: $35,578,463)	35,410,392

	Panama (2.0%)
25,410,000	AES Panama SRL, (144A), 6%, due 06/25/22 (1)	25,252,458
28,325,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (1)	28,240,025

	Total Panama (Cost: $54,108,714)	53,492,483

	Paraguay (3.7%)
18,290,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	18,546,060
15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	16,063,975
18,275,000	Republic of Paraguay, (Reg. S), 4.625%, due 01/25/23 (3)	18,057,528
33,022,000	Republic of Paraguay, (Reg. S), 6.1%, due 08/11/44 (3)	31,990,062
12,800,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (3)	11,584,000

	Total Paraguay (Cost: $98,916,198)	96,241,625

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Peru (2.5%)
$8,525,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (1)(5)	$8,215,969
23,800,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(5)	23,264,500
27,250,000	Lima Metro Line 2 Finance, Ltd., (144A), 5.875%, due 07/05/34 (1)	25,903,850
8,400,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (1)	8,032,595

	Total Peru (Cost: $68,886,588)	65,416,914

	Russia (5.0%)
19,450,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 6.51%, due 03/07/22 (3)	19,741,750
10,400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (3)	10,498,800
13,800,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (3)	14,093,940
33,690,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.125%, due 10/29/22 (3)	31,415,925
20,950,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.25%, due 05/23/23 (3)	18,764,915
16,850,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.717%, due 06/16/21 (3)	17,018,500
19,665,000	VTB Bank OJSC via VTB Capital S.A., (Reg. S), 6.95%, due 10/17/22 (3)	18,903,768

	Total Russia (Cost: $131,001,544)	130,437,598

	Serbia (3.0%)
54,650,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20 (3)	55,453,355
21,994,000	Serbia International Bond, (Reg. S), 5.875%, due 12/03/18 (3)	23,049,712

	Total Serbia (Cost: $79,019,579)	78,503,067

	Slovenia (1.1%)
10,000,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (1)	11,158,760
15,950,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (3)	17,943,750

	Total Slovenia (Cost: $29,866,380)	29,102,510

	South Africa (1.0%)
20,204,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (3)	15,383,326
11,900,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (1)	11,424,000

	Total South Africa (Cost: $30,441,056)	26,807,326

	South Korea (Cost: $14,000,000) (0.5%)
14,000,000	Woori Bank, (144A), 5%, due 06/10/45 (1)(5)	14,089,356

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Sri Lanka (2.0%)
$21,700,000	Sri Lanka Government International Bond, (Reg. S), 6%, due 01/14/19 (3)	$21,251,135
32,000,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (3)	30,237,408

	Total Sri Lanka (Cost: $56,423,150)	51,488,543

	Turkey (4.7%)
25,400,000	Export Credit Bank of Turkey, (Reg. S), 5%, due 09/23/21 (3)	25,160,097
28,000,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (1)	27,230,000
44,500,000	Turkey Government International Bond, 3.25%, due 03/23/23	41,373,875
26,700,000	Turkey Government International Bond, 5.125%, due 03/25/22	27,840,090

	Total Turkey (Cost: $126,378,762)	121,604,062

	Ukraine (1.4%)
20,773,400	Ukraine Government International Bond, (144A), 0%,due 05/31/40 (1)(5)	7,904,279
31,127,642	Ukraine Government International Bond, (144A), 7.75%, due 09/01/19 (1)	29,649,079

	Total Ukraine (Cost: $39,087,952)	37,553,358

	United Arab Emirates (Cost: $5,373,975) (0.2%)
4,740,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (3)	4,527,885

	United Kingdom (Cost: $13,450,460) (0.5%)
13,500,000	Sable International Finance, Ltd., (144A), 6.875%, due 08/01/22 (1)	12,622,500

	Venezuela (3.3%)
4,250,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (3)	1,243,125
95,675,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)	28,291,097
32,000,000	Venezuela Government International Bond, (Reg. S), 7.65%, due 04/21/25 (3)	10,720,000
35,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (3)	11,994,500
82,825,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	28,160,500
13,350,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (3)	4,605,750

	Total Venezuela (Cost: $152,275,942)	85,014,972

	Vietnam (Cost: $15,327,680) (0.5%)
14,598,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (1)	14,087,070

	Total Fixed Income Securities (Cost: $2,581,795,604) (93.7%)	2,447,557,774

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Equity Securities	Value
	Mexico (0.0%)
2,703,366	Corp. GEO S.A.B. de C.V. (2)	$—
1,576,872	Corporacion GEO S.A.B. de C.V. — Series B (6)	791,572
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (2)	—

	Total Mexico (Cost: $63,799,375)	791,572

	Total Equity Securities (Cost: $63,799,375) (0.0%)	791,572

Notional Amount	Currency Options
$13,500,000	USD Call / ZAR Put, Strike Price ZAR 17.00, Expires 02/12/16 (7)	17,901

	Total Currency Options (Cost: $220,050) (0.0%)	17,901

Number of Shares	Money Market Investments
175,015,219	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (8)	175,015,219

	Total Money Market Investments (Cost: $175,015,219) (6.7%)	175,015,219

	Total Investments (Cost: $2,820,830,248) (100.4%)	2,623,382,466
	Liabilities in Excess of Other Assets (-0.4%)	(9,868,331)

	Total Net Assets (100.0%)	$2,613,514,135

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
Bank of America	INR	4,444,924,800	03/07/16	$65,600,000	$65,110,336	$489,664
Citibank N.A.	BRL	118,749,400	03/07/16	30,800,000	29,248,173	1,551,827
Citibank N.A.	BRL	108,001,800	05/02/16	26,100,000	26,144,227	(44,227)
Citibank N.A.	EUR	71,178,586	12/08/16	78,866,000	77,837,488	1,028,512

				$201,366,000	$198,340,224	$3,025,776

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$13,500,000	USD Call / ZAR Put, Strike Price ZAR 18.50, Expires 02/12/16 (7)	$(36,450)	$(284)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
OJSC	-	Open Joint-Stock Company.
OTC	-	Over the Counter.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $804,986,379 or 30.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2016, the value of these securities amounted to $943,373,879 or 36.1% of net assets.

(4)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(6)		Non-income producing security.

(7)		Over-the-counter traded option; Counterparty — Bank of America.

(8)		Rate disclosed is the 7-day net yield as of January 31, 2016.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	2.2%
Auto Parts & Equipment	0.4
Banks	7.6
Building Materials	0.8
Commercial Services	0.2
Diversified Financial Services	0.9
Electric	2.9
Food	0.3
Foreign Government Bonds	64.3
Holding Companies — Diversified	0.5
Household Products/Wares	0.7
Internet	0.3
Lodging	0.3
Media	0.4
Mining	1.0
Miscellaneous Manufacturers	0.0
Oil & Gas	7.4
Real Estate	0.4
Telecommunications	2.1
Transportation	1.0
Currency Options	0.0 *
Money Market Investments	6.7

Total	100.4%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $1,191,485) (0.5% of Net Assets)
ARS	16,300,000	Republic of Argentina, 29.09%, due 03/28/17 (1)	$1,194,135

		Brazil (8.8%)
BRL	32,000,000	Brazil Notas do Tesouro Nacional, Series F, 0%,due 01/01/19 (2)	5,254,248
BRL	5,446,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	1,307,441
BRL	18,830,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	4,333,154
BRL	21,400,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/19	4,712,944
BRL	21,655,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	4,434,366

		Total Brazil (Cost: $20,448,625)	20,042,153

		Colombia (5.7%)
COP	12,563,500,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	2,920,290
COP	12,117,700,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,588,427
COP	8,131,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	2,296,034
COP	12,782,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	4,196,507

		Total Colombia (Cost: $14,756,713)	13,001,258

		Greece (Cost: $2,270,492) (0.9%)
EUR	2,360,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (3)	2,128,201

		Hungary (3.8%)
HUF	220,880,000	Hungary Government Bond, 3%, due 06/26/24	766,441
HUF	654,360,000	Hungary Government Bond, 5.5%, due 12/20/18	2,515,855
HUF	645,700,000	Hungary Government Bond, 6.5%, due 06/24/19	2,584,985
HUF	646,440,000	Hungary Government Bond, 7%, due 06/24/22	2,810,566

		Total Hungary (Cost: $8,454,676)	8,677,847

		India (2.4%)
INR	181,370,000	India Government Bond, 7.28%, due 06/03/19	2,673,315
INR	180,200,000	India Government Bond, 8.83%, due 11/25/23	2,796,872

		Total India (Cost: $5,885,930)	5,470,187

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Indonesia (10.1%)
IDR	18,569,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	$1,136,396
IDR	72,927,000,000	Indonesia Treasury Bond, 7.875%, due 04/15/19	5,253,947
IDR	78,858,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	5,755,174
IDR	53,359,000,000	Indonesia Treasury Bond, 8.375%, due 09/15/26	3,901,928
IDR	91,591,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	6,827,735

		Total Indonesia (Cost: $22,755,811)	22,875,180

		Malaysia (6.8%)
MYR	17,778,000	Malaysia Government Bond, 3.659%, due 10/15/20	4,337,746
MYR	19,532,000	Malaysia Government Bond, 3.795%, due 09/30/22	4,750,347
MYR	4,614,000	Malaysia Government Bond, 3.955%, due 09/15/25	1,118,482
MYR	5,875,000	Malaysia Government Bond, 4.16%, due 07/15/21	1,451,712
MYR	2,976,000	Malaysia Government Bond, 4.181%, due 07/15/24	729,127
MYR	8,137,000	Malaysia Government Bond, 4.378%, due 11/29/19	2,027,494
MYR	1,363,000	Malaysia Government Bond, 4.392%, due 04/15/26	337,814
MYR	2,921,000	Malaysia Government Bond, 4.498%, due 04/15/30	723,399

		Total Malaysia (Cost: $15,032,759)	15,476,121

		Mexico (8.4%)
MXN	34,801,761	Mexican UDIBONOS Government Bond, 4.5%, due 12/04/25	2,128,975
MXN	35,686,300	Mexican BONOS Government Bond, 5.75%, due 03/05/26	1,915,069
MXN	22,572,500	Mexican BONOS Government Bond, 7.75%, due 05/29/31	1,382,419
MXN	42,302,700	Mexican BONOS Government Bond, 8%, due 06/11/20	2,585,485
MXN	29,261,800	Mexican BONOS Government Bond, 8%, due 12/07/23	1,832,610
MXN	26,657,300	Mexican BONOS Government Bond, 8.5%, due 12/13/18	1,620,097
MXN	45,190,900	Mexican BONOS Government Bond, 8.5%, due 05/31/29	2,957,417
MXN	66,450,000	Mexican BONOS Government Bond, 10%, due 12/05/24	4,701,469

		Total Mexico (Cost: $19,924,782)	19,123,541

		Poland (1.8%)
PLN	3,922,000	Poland Government Bond, 3.25%, due 07/25/25	983,386
PLN	10,902,000	Poland Government Bond, 5.75%, due 10/25/21	3,140,379

		Total Poland (Cost: $4,238,057)	4,123,765

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Romania (2.4%)
RON	7,240,000	Romania Government Bond, 4.75%, due 06/24/19	$1,898,389
RON	8,370,000	Romania Government Bond, 5.75%, due 04/29/20	2,282,827
RON	4,450,000	Romania Government Bond, 5.85%, due 04/26/23	1,243,297

		Total Romania (Cost: $5,533,883)	5,424,513

		Russia (2.3%)
RUB	59,971,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	697,761
RUB	165,037,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	1,971,819
RUB	104,837,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	1,350,591
RUB	90,056,000	Russian Federal Bond — OFZ, 7.5%, due 03/15/18	1,141,249

		Total Russia (Cost: $5,823,553)	5,161,420

		Serbia (Cost: $2,785,581) (1.2%)
RSD	277,900,000	Serbia Treasury Bond, 10%, due 02/05/22	2,690,271

		South Africa (5.5%)
ZAR	41,669,985	South Africa Government Bond, 6.75%, due 03/31/21	2,393,796
ZAR	17,808,687	South Africa Government Bond, 7.25%, due 01/15/20	1,066,617
ZAR	38,390,595	South Africa Government Bond, 8%, due 01/31/30	2,129,350
ZAR	24,580,936	South Africa Government Bond, 8.25%, due 09/15/17	1,551,397
ZAR	18,440,267	South Africa Government Bond, 8.5%, due 01/31/37	1,024,769
ZAR	64,444,062	South Africa Government Bond, 10.5%, due 12/21/26	4,410,973

		Total South Africa (Cost: $14,137,646)	12,576,902

		Turkey (6.2%)
TRY	3,546,331	Turkey Government Bond, 6.3%, due 02/14/18	1,104,667
TRY	11,670,816	Turkey Government Bond, 7.1%, due 03/08/23	3,264,950
TRY	3,729,378	Turkey Government Bond, 8%, due 03/12/25	1,075,311
TRY	11,991,148	Turkey Government Bond, 8.3%, due 06/20/18	3,871,118
TRY	15,070,708	Turkey Government Bond, 9.4%, due 07/08/20	4,902,213

		Total Turkey (Cost: $14,904,446)	14,218,259

		Total Fixed Income Securities (Cost: $158,144,439) (66.8%)	152,183,753

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Notional Amount	Currency Options		Value
$5,000,000	USD Call / BRL Put, Strike Price BRL 4.10, Expires 03/18/16 (4)		121,905
2,545,000	USD Call / ZAR Put, Strike Price ZAR 17.00, Expires 02/12/16 (5)		3,375

	Total Currency Options (Cost: $249,354) (0.1%)		125,280

Number of Shares	Money Market Investments
61,315,100	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (6)		61,315,100

	Total Money Market Investments (Cost: $61,315,100) (27.0%)		61,315,100

	Total Investments (Cost: $219,708,893) (93.9%)		213,624,133
	Excess of Other Assets over Liabilities (6.1%)		13,808,241

	Total Net Assets (100.0%)		$227,432,374

Written Options — OTC
Notional Amount	Description	Premiums (Received)	Value
$5,000,000	USD Call / BRL Put, Strike Price BRL 4.40, Expires 03/18/16 (5)	$(76,496)	$(33,775)
2,545,000	USD Call / ZAR Put, Strike Price ZAR 18.50, Expires 02/12/16 (4)	(6,872)	(53)

		$(83,368)	$(33,828)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	HUF	1,375,433,750	02/09/16	4,710,389	4,786,363	75,974
Bank of America	HUF	1,869,073,500	02/26/16	6,475,000	6,502,291	27,291
Bank of America	IDR	128,205,000,000	02/26/16	9,250,000	9,264,946	14,946
Bank of America	INR	160,536,000	02/08/16	2,362,908	2,362,697	(211)
Bank of America	INR	481,081,800	03/07/16	7,072,652	7,047,003	(25,649)
Bank of America	JPY	452,092,080	02/08/16	3,800,000	3,734,654	(65,346)
Bank of America	MYR	36,722,000	02/29/16	8,600,000	8,821,146	221,146
Bank of America	PLN	6,904,615	02/26/16	1,670,000	1,690,443	20,443
Bank of America	PLN	10,455,000	03/22/16	2,550,000	2,558,667	8,667
Bank of America	RON	19,024,453	02/10/16	4,576,376	4,535,563	(40,813)
Bank of America	RON	7,968,410	02/26/16	1,900,000	1,899,962	(38)
Bank of America	RON	5,308,160	03/21/16	1,265,867	1,265,941	74
Bank of America	THB	60,899,150	02/26/16	1,690,000	1,703,114	13,114

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Bank of America	THB	184,750,000	04/08/16	5,000,000	5,161,442	161,442
Bank of America	TRY	6,964,320	02/23/16	2,342,523	2,338,350	(4,173)
Bank of America	TRY	18,877,760	02/25/16	6,200,000	6,334,829	134,829
Bank of America	TWD	126,426,000	02/16/16	3,764,920	3,792,327	27,407
Bank of America	TWD	154,630,000	03/09/16	4,617,888	4,638,793	20,905
Bank of America	ZAR	33,980,400	02/24/16	2,400,000	2,128,265	(271,735)
Bank of America	ZAR	41,294,700	03/14/16	2,550,000	2,577,053	27,053
Citibank N.A.	BRL	44,830,800	02/26/16	10,800,000	11,076,418	276,418
Citibank N.A.	BRL	15,828,800	03/31/16	3,774,154	3,870,236	96,082
Citibank N.A.	COP	7,507,200,000	02/22/16	2,400,000	2,274,664	(125,336)
Citibank N.A.	MXN	151,904,800	02/26/16	8,200,000	8,348,032	148,032
Citibank N.A.	MXN	21,995,988	03/18/16	1,285,000	1,207,020	(77,980)
Citibank N.A.	PHP	54,871,500	02/04/16	1,165,000	1,151,351	(13,649)
Citibank N.A.	PHP	56,490,850	03/31/16	1,165,000	1,181,694	16,694
Citibank N.A.	PLN	25,417,999	03/22/16	6,450,000	6,220,583	(229,417)
Citibank N.A.	RUB	189,528,000	02/25/16	2,400,000	2,504,545	104,545
Citibank N.A.	RUB	150,385,500	09/02/16	2,070,000	1,891,245	(178,755)
Citibank N.A.	SGD	3,305,561	03/08/16	2,315,629	2,320,953	5,324
Citibank N.A.	THB	464,845,563	04/08/16	12,865,000	12,986,596	121,596
Citibank N.A.	TRY	2,455,920	02/25/16	810,000	824,136	14,136
Citibank N.A.	TRY	3,853,715	03/17/16	1,263,554	1,285,614	22,060
Citibank N.A.	TWD	79,008,000	02/17/16	2,352,128	2,369,965	17,837
Citibank N.A.	ZAR	49,710,000	02/26/16	3,000,000	3,112,272	112,272
Citibank N.A.	ZAR	64,041,300	03/14/16	3,852,710	3,996,586	143,876
Morgan Stanley & Co., Inc.	COP	18,252,000,000	02/29/16	5,400,000	5,526,673	126,673
Morgan Stanley & Co., Inc.	MXN	40,507,200	02/22/16	2,379,277	2,226,718	(152,559)
Morgan Stanley & Co., Inc.	PEN	8,844,240	03/22/16	2,580,000	2,530,615	(49,385)
Morgan Stanley & Co., Inc.	THB	81,638,500	04/08/16	2,300,000	2,280,771	(19,229)

				$161,625,975	$162,330,536	$704,561

SELL (8)
Bank of America	IDR	92,018,000,000	02/26/16	6,620,000	6,649,832	(29,832)
Bank of America	INR	160,536,000	02/08/16	2,400,000	2,362,697	37,303
Bank of America	INR	481,081,800	03/07/16	7,100,000	7,047,003	52,997
Bank of America	JPY	299,526,656	02/08/16	2,560,000	2,474,338	85,662
Bank of America	RON	19,024,453	02/10/16	4,570,000	4,535,563	34,437
Bank of America	RON	5,308,160	03/21/16	1,280,000	1,265,941	14,059
Bank of America	TRY	6,964,320	02/23/16	2,400,000	2,338,350	61,650
Bank of America	TWD	126,426,000	02/16/16	3,800,000	3,792,327	7,673
Bank of America	TWD	154,630,000	03/09/16	4,700,000	4,638,793	61,207
Citibank N.A.	BRL	36,654,700	02/26/16	8,890,000	9,056,336	(166,336)
Citibank N.A.	BRL	15,828,800	03/31/16	4,000,000	3,870,236	129,764

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	COP	15,509,610,000	02/29/16	4,590,000	4,696,283	(106,283)
Citibank N.A.	EUR	1,902,002	12/08/16	2,100,000	2,079,938	20,062
Citibank N.A.	MXN	21,995,988	03/18/16	1,240,973	1,207,020	33,953
Citibank N.A.	MYR	9,533,500	02/29/16	2,300,000	2,290,082	9,918
Citibank N.A.	PHP	54,871,500	02/04/16	1,140,780	1,151,351	(10,571)
Citibank N.A.	RUB	150,385,500	09/02/16	1,798,225	1,891,246	(93,021)
Citibank N.A.	SGD	3,305,561	03/08/16	2,365,000	2,320,953	44,047
Citibank N.A.	TRY	3,853,715	03/17/16	1,285,000	1,285,614	(614)
Citibank N.A.	TWD	79,008,000	02/17/16	2,400,000	2,369,966	30,034
Citibank N.A.	ZAR	33,980,400	02/24/16	2,326,946	2,128,265	198,681
Citibank N.A.	ZAR	37,846,500	02/26/16	2,300,000	2,369,515	(69,515)
Citibank N.A.	ZAR	85,919,650	03/14/16	5,600,000	5,361,936	238,064
Morgan Stanley & Co., Inc.	COP	7,507,200,000	02/22/16	2,268,722	2,274,664	(5,942)
Morgan Stanley & Co., Inc.	HUF	1,375,433,750	02/09/16	4,750,000	4,786,364	(36,364)
Morgan Stanley & Co., Inc.	MXN	40,507,200	02/22/16	2,400,000	2,226,718	173,282
Morgan Stanley & Co., Inc.	MXN	84,956,310	02/26/16	4,590,000	4,668,832	(78,832)
Morgan Stanley & Co., Inc.	ZAR	19,416,350	03/14/16	1,285,000	1,211,704	73,296

				$93,060,646	$92,351,867	$708,779

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar..
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
TWD	-	Taiwan Dollar.
ZAR	-	South African Rand.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(2)		As of January 31, 2016 security is not accuring interest.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2016

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2016, the value of these securities amounted to $2,128,201 or 0.9% of net assets.

(4)	Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.

(5)	Over-the-counter traded option; Counterparty — Bank of America.

(6)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(7)	Fund buys foreign currency, sells U.S. Dollar.

(8)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Foreign Government Bonds	66.8%
Currency Options	0.1
Money Market Investments	27.0

Total	93.9%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.3% of Net Assets)
$13,058	Educational Services of America, Inc. (12-2-A), (144A), 1.157%, due 04/25/39 (1)(2)	$12,916
3,532	Goal Capital Funding Trust (06-1-A3), 0.513%, due 11/25/26 (2)	3,512
6,509	Nelnet Student Loan Trust (12-5A-A), (144A), 1.027%, due 10/27/36 (1)(2)	6,291
5,570	Scholar Funding Trust (11-A-A), (144A), 1.521%, due 10/28/43 (1)(2)	5,356

	Total Asset-Backed Securities (Cost: $28,783)	28,075

	Commercial Mortgage-Backed Securities — Agency (1.4%)
18,968	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.593%, due 09/25/21 (2)	18,727
12,178	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	12,233

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $31,195)	30,960

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
3,546	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	3,591
8,834	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	8,853
3,158	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	3,165

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $16,105)	15,609

	Residential Mortgage-Backed Securities — Agency (2.6%)
6,682	Federal Home Loan Mortgage Corp. (3346-FA), 0.656%, due 02/15/19 (2)	6,690
8,438	Federal Home Loan Mortgage Corp. (242-F29), 0.676%, due 11/15/36 (2)	8,459
12,754	Federal National Mortgage Association (01-70-OF), 1.377%, due 10/25/31 (2)	12,999
23,193	Federal National Mortgage Association (05-W3-2AF), 0.647%, due 03/25/45 (2)	23,258
385	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	385
6,292	Federal National Mortgage Association (93-247-FM), 1.844%, due 12/25/23 (2)	6,421

	Total Residential Mortgage-Backed Securities — Agency (Cost: $56,906)	58,212

	Residential Mortgage-Backed Securities — Non-Agency (17.5%)
20,038	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	20,201
15,460	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	15,820
8,086	Bear Stearns Alt-A Trust (04-13-A1), 1.167%, due 11/25/34 (2)	7,974
4,639	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.827%, due 08/25/43 (2)	4,582
14,548	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	14,976
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	57,929
13,225	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	13,671
13,500	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.442%, due 11/25/33 (2)	12,873

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$7,832	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	$7,864
16,603	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.427%, due 08/25/34 (2)	16,456
9,342	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.877%, due 10/25/34 (2)	9,265
46,783	JPMorgan Mortgage Trust (05-A6-7A1), 2.733%, due 08/25/35 (2)	44,594
36,880	MASTR Seasoned Securitization Trust (04-1-4A1), 2.7%, due 10/25/32 (2)	36,003
31,324	MASTR Seasoned Securitization Trust (05-1-4A1), 2.554%, due 10/25/32 (2)	31,447
32,726	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	35,034
11,537	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.322%, due 07/25/34 (2)	11,159
23,620	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	25,082
4,893	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	4,925
20,308	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	21,099

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $358,763)	390,954

	Corporate Bonds (24.7%)
	Airlines (3.7%)
60,202	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	67,690
16,251	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.737%, due 02/15/18 (EETC) (2)	16,220

	Total Airlines (Cost: $78,827)	83,910

	Banks (11.0%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,309
80,000	Bank of America N.A., 0.792%, due 06/15/16 (2)	79,874
7,000	Citigroup, Inc., 0.943%, due 08/25/36 (2)	5,170
75,000	Citigroup, Inc., 2.062%, due 05/15/18 (2)	76,292
75,000	JPMorgan Chase Bank N.A., 0.832%, due 06/13/16 (2)	74,950

	Total Banks (Cost: $245,008)	246,595

	Diversified Financial Services (Cost: $47,290) (2.4%)
60,000	General Electric Capital Corp., 0.714%, due 05/05/26 (2)	54,650

	Insurance (Cost: $67,799) (3.1%)
70,000	Nationwide Mutual Insurance Co., (144A), 2.802%, due 12/15/24 (1)(2)	68,600

	REIT (3.8%)
15,000	HCP, Inc., 3.15%, due 08/01/22	14,562
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	71,117

	Total REIT (Cost: $85,292)	85,679

	Retail (Cost: $15,000) (0.7%)
15,000	Walgreens Boots Alliance, Inc., 0.814%, due 05/18/16 (2)	14,988

	Total Corporate Bonds (Cost: $539,216)	554,422

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (5.1%)
$20,000	Federal Farm Credit Bank, 0.483%, due 11/06/17 (2)	$19,974
20,000	Federal Farm Credit Bank, 0.486%, due 02/27/17 (2)	19,988
25,000	Federal Home Loan Mortgage Corp., 0.431%, due 04/20/17 (2)	24,973
25,000	Federal National Mortgage Association, 0.44%, due 10/05/17 (2)	24,953
25,000	Federal National Mortgage Association, 0.446%, due 07/20/17 (2)	24,961

	Total U.S. Government Agency Obligations (Cost: $114,983)	114,849

	Total Fixed Income Securities (Cost: $1,145,951) (53.3%)	1,193,081

Number of Shares	Money Market Investments
94,642	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (3)(4)	94,642

	Total Money Market Investments (Cost: $94,642) (4.2%)	94,642

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (28.1%)
$40,000	U.S. Treasury Bill, 0.008%, due 02/18/16 (5)	40,000
360,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (5)	359,858
110,000	U.S. Treasury Bill, 0.01%, due 04/14/16 (5)	109,946
120,000	U.S. Treasury Bill, 0.011%, due 02/18/16 (5)	120,000

	Total Short-Term Investments (Cost: $629,804)	629,804

	Total Investments (Cost: $1,870,397) (85.6%)	1,917,527
	Excess of Other Assets over Liabilities (14.4%)	323,024

	Net Assets (100.0%)	$2,240,551

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2016

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,265,820	2/23/16	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (6)	$62,511	$—	$62,511
876,939	2/23/16	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index (7)	39,823	—	39,823

					$102,334	$—	$102,334

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $93,163 or 4.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(5)	Rate shown represents yield-to-maturity.

(6)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

(7)	Custom Index has exposure to the following commodities: Natural Gas, Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	3.7%
Asset-Backed Securities	1.3
Banks	11.0
Commercial Mortgage-Backed Securities — Agency	1.4
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Diversified Financial Services	2.4
Insurance	3.1
REIT	3.8
Residential Mortgage-Backed Securities — Agency	2.6
Residential Mortgage-Backed Securities — Non-Agency	17.5
Retail	0.7
U.S. Government Agency Obligations	5.1
Money Market Investments	4.2
U.S. Treasury Bills	28.1

Total	85.6%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (20.1% of Net Assets)
	Airlines (2.5%)
$168,031	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$177,798
56,505	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22 (EETC)	58,695
77,478	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	87,937
37,144	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.737%, due 02/15/18 (EETC) (1)	37,074
17,737	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	19,866

	Total Airlines	381,370

	Auto Manufacturers (0.7%)
100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	105,295

	Banks (7.7%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (2)	50,203
250,000	Bank of America N.A., 6.1%, due 06/15/17	264,079
50,000	Barclays PLC (United Kingdom), 4.375%, due 01/12/26	50,483
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (3)	216,300
300,000	Chase Capital VI, 0.953%, due 08/01/28 (1)	254,250
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	118,125
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (3)	43,739
75,000	Morgan Stanley, 3.875%, due 01/27/26	75,799
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	102,186

	Total Banks	1,175,164

	Beverages (0.3%)
38,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	39,589

	Biotechnology (0.1%)
20,000	Celgene Corp., 3.875%, due 08/15/25	20,229

	Diversified Financial Services (1.2%)
200,000	General Electric Capital Corp., 0.842%, due 08/15/36 (1)	172,411
15,000	International Lease Finance Corp., 4.625%, due 04/15/21	14,775

	Total Diversified Financial Services	187,186

	Electric (1.3%)
50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25 (3)	51,321
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	79,157
60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	59,902

	Total Electric	190,380

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Insurance (1.1%)
$100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(3)	$105,750
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(3)	64,919

	Total Insurance	170,669

	Media (0.1%)
22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	22,548

	Oil & Gas (0.1%)
9,000	Devon Energy Corp., 5.85%, due 12/15/25	8,421

	Pharmaceuticals (0.3%)
20,000	Actavis Funding SCS, 4.75%, due 03/15/45	20,077
20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	18,050

	Total Pharmaceuticals	38,127

	Pipelines (0.2%)
50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	34,455

	Real Estate (1.3%)
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (3)	199,054

	REIT (1.7%)
50,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	49,313
50,000	HCP, Inc., 3.15%, due 08/01/22	48,539
50,000	Highwoods Realty LP, 5.85%, due 03/15/17	52,141
100,000	SL Green Realty Corp., 5%, due 08/15/18	105,618

	Total REIT	255,611

	Retail (0.4%)
65,000	Walgreens Boots Alliance, Inc., 0.814%, due 05/18/16 (1)	64,948

	Software (0.2%)
25,000	Microsoft Corp., 4.45%, due 11/03/45	25,538
	Telecommunications (0.9%)
45,000	AT&T, Inc., 1.533%, due 06/30/20 (1)	44,629
25,000	AT&T, Inc., 4.125%, due 02/17/26 (4)	24,984
75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	69,411

	Total Telecommunications	139,024

	Total Corporate Bonds (Cost: $2,976,507)	3,057,608

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount		Fixed Income Securities	Value
		Foreign Government Bonds (35.6%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24 (2)	$133,875
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21 (2)	444,259
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (3)	337,872
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	144,664
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21 (2)	83,529
EUR	253,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30 (2)	323,829
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (2)	72,255
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	88,269
EUR	627,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	852,466
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	839,233
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	273,064
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21 (2)	177,586
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	66,445
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (Reg. S), 5.65%, due 02/15/24 (2)	146,088
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (2)	271,596
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19	254,883
EUR	245,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (2)	294,433
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	70,280
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (2)	550,427

		Total Foreign Government Bonds (Cost: $6,225,954)	5,425,053

		Asset-Backed Securities (5.2%)
	$40,000	Dryden Senior Loan Fund, (144A), 2.122%, due 04/15/27 (1)(3)	39,569
	43,508	Educational Funding of the South, Inc. (11-1-A2), 1.269%, due 04/25/35 (1)	42,492
	20,566	GE Business Loan Trust (04-2A-A), (144A), 0.646%, due 12/15/32 (1)(3)	20,273
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.121%, due 04/18/26 (1)(3)	39,247
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.07%, due 01/18/27 (1)(3)	19,758
	40,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.122%, due 04/15/27 (1)(3)	39,489
	80,000	Navient Student Loan Trust (14-8-A3), 1.027%, due 05/27/31 (1)	76,599
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.425%, due 02/25/36 (1)(3)	99,367
	79,556	SLC Student Loan Trust (08-1-A4A), 2.112%, due 12/15/32 (1)	79,428
	50,000	SLM Student Loan Trust (07-3-A4), 0.679%, due 01/25/22 (1)	46,314
	80,000	SLM Student Loan Trust (07-6-A4), 0.999%, due 10/25/24 (1)	76,089
	18,616	SLM Student Loan Trust (08-9-A), 2.119%, due 04/25/23 (1)	18,575
	50,000	SLM Student Loan Trust (11-2-A2), 1.627%, due 10/25/34 (1)	49,351
	67,844	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	69,540
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.895%, due 07/01/42 (1)(3)	38,789

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 2.124%, due 10/14/26 (1)(3)	$39,169

	Total Asset-Backed Securities (Cost: $783,050)	794,049

	Commercial Mortgage-Backed Securities — Agency (2.6%)
1,284	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KF01-A), 0.772%, due 04/25/19 (1)	1,282
358,206	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KSCT-AX), 1.262%, due 01/25/20 (I/O) (1)	13,357
72,538	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	81,343
71,694	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	74,649
122,404	Federal National Mortgage Association (12-M10-AFL), 0.877%, due 09/25/22 (1)	121,468
38,215	Federal National Mortgage Association (14-M12-FA), 0.516%, due 10/25/21 (1)	37,953
59,194	Federal National Mortgage Association (14-M8-FA), 0.464%, due 05/25/18 (ACES) (1)	58,811

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $403,842)	388,863

	Commercial Mortgage-Backed Securities — Non-Agency (1.1%)
1,874,966	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37 (I/O) (1)(3)(5)	1,371
90,900	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	92,192
1,855,381	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31 (I/O) (1)(3)(5)	8,070
65,000	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	68,514

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $187,179)	170,147

	Residential Mortgage-Backed Securities — Agency (13.8%)
18,252	Federal Home Loan Mortgage Corp. (2990-ND), 15.81%, due 12/15/34 (I/F) (PAC) (1)	21,532
148,534	Federal Home Loan Mortgage Corp. (3439-SC), 5.475%, due 04/15/38 (I/O) (I/F) (1)	25,071
140,129	Federal Home Loan Mortgage Corp., Pool #G08650, 3.5%, due 06/01/45	146,539
44,068	Federal Home Loan Mortgage Corp., Pool #G08653, 3%, due 07/01/45	44,942
68,600	Federal Home Loan Mortgage Corp., Pool #G08669, 4%, due 09/01/45	73,338
39,573	Federal Home Loan Mortgage Corp., Pool #G08671, 3.5%, due 10/01/45	41,383
29,623	Federal Home Loan Mortgage Corp., Pool #G08672, 4%, due 10/01/45	31,678
69,882	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45 (4)	74,700
30,000	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46 (4)	31,372
19,225	Federal Home Loan Mortgage Corp., Pool #G18565, 3%, due 08/01/30	20,068
163,909	Federal National Mortgage Association (07-52-LS), 5.624%, due 06/25/37 (I/O) (I/F) (1)	26,414
146,931	Federal National Mortgage Association (08-18-SM), 6.574%, due 03/25/38 (I/O) (I/F) (1)	27,222
110,156	Federal National Mortgage Association (09-115-SB), 5.824%, due 01/25/40 (I/O) (I/F) (1)	20,188
218,558	Federal National Mortgage Association (10-116-SE), 6.174%, due 10/25/40 (I/O) (I/F) (1)	40,063
5,280	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	15
179,565	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	189,158
200,200	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	211,670
81,670	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	85,776

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$100,377	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	$104,471
82,812	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	87,649
80,000	Federal National Mortgage Association TBA, 2.5% (6)	81,802
35,000	Federal National Mortgage Association TBA, 3% (6)	35,730
320,000	Federal National Mortgage Association TBA, 3.5% (6)	335,156
45,000	Federal National Mortgage Association TBA, 4% (6)	48,076
50,000	Federal National Mortgage Association TBA, 4.5% (6)	54,257
131,708	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	29,403
329,351	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	33,743
331,103	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	20,674
88,362	Government National Mortgage Association II, Pool #MA3105, 3.5%, due 09/20/45	93,315
60,000	Government National Mortgage Association II TBA, 3.5% (6)	63,286

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,971,536)	2,098,691

	Residential Mortgage-Backed Securities — Non-Agency (4.9%)
116,453	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.66%, due 10/25/35 (1)(7)	101,856
51,725	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	54,917
166,072	Lehman XS Trust (06-9-A1B), 0.587%, due 05/25/46 (1)	142,395
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.757%, due 04/25/37 (1)	174,387
121,313	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.516%, due 12/25/34 (1)	119,374
249,859	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.012%, due 05/25/36 (1)(7)	156,477

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $562,896)	749,406

	U.S. Government Agency Obligations (1.6%)
80,000	Federal Farm Credit Bank, 0.445%, due 09/14/16 (1)	79,996
80,000	Federal Farm Credit Bank, 0.456%, due 04/26/17 (1)	79,934
80,000	Federal Farm Credit Bank, 0.476%, due 04/17/17 (1)	79,962

	Total U.S. Government Agency Obligations (Cost: $239,975)	239,892

	U.S. Treasury Securities (11.1%)
580,000	U.S. Treasury Bond, 3%, due 11/15/45	608,728
165,000	U.S. Treasury Note, 1.75%, due 12/31/20	168,255
880,000	U.S. Treasury Note, 2.25%, due 11/15/25	905,223

	Total U.S. Treasury Securities (Cost: $1,634,262)	1,682,206

	Total Fixed Income Securities (Cost: $14,985,201) (96.0%)	14,605,915

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Money Market Investments	Value
13,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.17% (8)	$13,000
126,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.07% (8)	126,000
471,436	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (8)	471,436

	Total Money Market Investments (Cost: $610,436) (4.0%)	610,436

Principal Amount	Short-Term Investments
	Discount Notes (Cost: $199,692) (1.3%)
$200,000	Federal Home Loan Mortgage Corp., 0.01%, due 06/06/16 (9)	199,692

	U.S. Treasury Securities (4.1% )
220,000	U.S. Treasury Bill, 0.01%, due 02/18/16 (9)	219,983
215,000	U.S. Treasury Bill, 0.01%, due 03/03/16 (9)	214,999
185,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (9)	184,934

	Total U.S. Treasury Securities (Cost: $619,916)	619,916

	Total Short-Term Investments (Cost: $819,608) (5.4%)	819,608

	Total Investments (Cost: $16,415,245) (105.4%)	16,035,959
	Liabilities in Excess of Other Assets (-5.4%)	(815,557)

	Total Net Assets (100.0%)	$15,220,402

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Barclays Capital	EUR	585,000	04/11/16	$638,864	$634,179	$(4,685)
Barclays Capital	JPY	59,700,000	04/11/16	510,147	494,021	(16,126)

				$1,149,011	$1,128,200	$(20,811)

SELL (11)
Barclays Capital	ILS	360,000	04/11/16	$91,645	$91,177	$468
Barclays Capital	SGD	300,000	04/11/16	208,502	210,472	(1,970)

				$300,147	$301,649	$(1,502)

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2016, the value of these securities amounted to $2,548,080 or 16.7% of net assets.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $1,520,161 or 10.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)		Restricted security (Note 3).

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(8)		Rate disclosed is the 7-day net yield as of January 31, 2016.

(9)		Rate shown represents yield-to-maturity.

(10)		Fund buys foreign currency, sells U.S. Dollar.

(11)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	2.5%
Asset-Backed Securities	5.2
Auto Manufacturers	0.7
Banks	7.7
Beverages	0.3
Biotechnology	0.1
Commercial Mortgage-Backed Securities — Agency	2.6
Commercial Mortgage-Backed Securities — Non-Agency	1.1
Diversified Financial Services	1.2
Electric	1.3
Foreign Government Bonds	35.6
Insurance	1.1
Media	0.1
Oil & Gas	0.1
Pharmaceuticals	0.3
Pipelines	0.2
REIT	1.7
Real Estate	1.3
Residential Mortgage-Backed Securities — Agency	13.8
Residential Mortgage-Backed Securities — Non-Agency	4.9
Retail	0.4
Software	0.2
Telecommunications	0.9
U.S. Government Agency Obligations	1.6
U.S. Treasury Securities	11.1
Money Market Investments	4.0
Short Term Investments	5.4

Total	105.4%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2016

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.3
Cayman Islands	1.3
Denmark	0.9
France	2.6
Germany	2.9
Great Britain	3.9
Ireland	0.5
Israel	0.6
Italy	5.6
Japan	7.3
Luxembourg	0.2
Mexico	1.4
Netherlands	0.7
Norway	1.2
Poland	0.4
Portugal	1.0
Romania	1.8
Singapore	1.7
Spain	1.9
Sweden	0.5
United Kingdom	0.6
United States	65.2

Total	105.4%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Bank Loans (3.4% of Net Assets)
	Electric (0.4%)
$155,546	Lonestar Generation LLC, Term Loan B, 16.754%, due 02/22/21 (1)	$106,549

	Food (1.0%)
325,000	Treehouse Foods, Inc., Bridge Term Loan 0% , due 11/20/22 (2)	325,000

	Lodging (0.7%)
229,223	CityCenter Holdings LLC, Term Loan B, 4.56%, due 10/16/20 (1)	228,162

	Packaging & Containers (1.1%)
247,487	BWAY Holding Co., New Term Loan B, 7.47%, due 08/14/20 (1)	234,341
124,688	Peacock Engineering Co., LLC, 2015 Term Loan B, 6.111%, due 07/09/22 (1)	123,129

	Total Packaging & Containers	357,470

	Semiconductors (0.2%)
70,000	NXP B.V., 2015 Term Loan B, 4.256%, due 10/30/20 (1)	69,949

	Total Bank Loans (Cost: $1,150,794)	1,087,130

	Corporate Bonds (51.7%)
	Advertising (1.0%)
200,000	Lamar Media Corp., (144A), 5.75%, due 02/01/26 (3)	206,500
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, due 02/15/22	102,625

	Total Advertising	309,125

	Aerospace/Defense (1.2%)
85,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (3)	80,920
75,000	Orbital ATK, Inc., 5.25%, due 10/01/21	76,125
90,000	Orbital ATK, Inc., (144A), 5.5%, due 10/01/23 (3)	92,475
125,000	TransDigm, Inc., 5.5%, due 10/15/20	122,500

	Total Aerospace/Defense	372,020

	Airlines (1.6%)
313,113	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC) (3)	317,027
181,955	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	193,896

	Total Airlines	510,923

	Auto Parts & Equipment (0.2%)
50,000	Tenneco, Inc., 5.375%, due 12/15/24	50,875

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Banks (1.8%)
$200,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (3)	$207,000
500,000	Citigroup, Inc., 0.943%, due 08/25/36 (4)	369,321

	Total Banks	576,321

	Beverages (1.5%)
190,000	Constellation Brands, Inc., 6%, due 05/01/22	211,850
110,000	Cott Beverages, Inc., 6.75%, due 01/01/20	114,400
135,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (3)	152,212

	Total Beverages	478,462

	Chemicals (0.0%)
75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (5)	—

	Coal (0.0%)
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (3)(5)	174

	Commercial Services (0.2%)
80,000	United Rentals North America, Inc., 4.625%, due 07/15/23	78,200

	Computers (0.4%)
125,000	IHS, Inc., 5%, due 11/01/22	125,469

	Diversified Financial Services (2.9%)
260,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland), 4.625%, due 10/30/20	256,750
200,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland), 4.625%, due 07/01/22	195,000
375,000	Ally Financial, Inc., 3.25%, due 11/05/18	369,375
55,000	Ally Financial, Inc., 4.625%, due 05/19/22	55,137
40,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (3)	43,350

	Total Diversified Financial Services	919,612

	Electric (0.9%)
60,000	Dynegy, Inc., 5.875%, due 06/01/23	48,900
328,125	Homer City Generation LP, 8.734%, due 10/01/26	257,578

	Total Electric	306,478

	Electrical Components & Equipment (0.2%)
75,000	Energizer Holdings, Inc., (144A), 5.5%, due 06/15/25 (3)	69,938

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Engineering & Construction (0.5%)
$50,000	SBA Communications Corp., 4.875%, due 07/15/22	$50,188
100,000	SBA Communications Corp., 5.625%, due 10/01/19	104,000

	Total Engineering & Construction	154,188

	Entertainment (2.2%)
45,000	Churchill Downs, Inc., 5.375%, due 12/15/21	45,450
280,000	Churchill Downs, Inc., (144A), 5.375%, due 12/15/21 (3)	284,900
325,000	Isle of Capri Casinos, Inc., 5.875%, due 03/15/21	333,125
55,000	Pinnacle Entertainment, Inc., 6.375%, due 08/01/21	58,506

	Total Entertainment	721,981

	Food (1.7%)
150,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25 (3)	160,619
225,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., (144A), 5.875%, due 01/15/24 (3)	233,437
150,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24 (3)	154,688

	Total Food	548,744

	Gas (0.3%)
125,000	Southern Star Central Corp., (144A), 5.125%, due 07/15/22 (3)	105,625

	Healthcare-Products (0.4%)
36,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23 (3)	36,767
85,000	Hologic, Inc., (144A), 5.25%, due 07/15/22 (3)	88,294

	Total Healthcare-Products	125,061

	Healthcare-Services (7.5%)
150,000	Centene Escrow Corp., (144A), 5.625%, due 02/15/21 (2)(3)	153,000
300,000	Centene Escrow Corp., (144A), 6.125%, due 02/15/24 (2)(3)	308,250
260,000	CHS / Community Health Systems, Inc., 5.125%, due 08/15/18	262,275
55,000	DaVita HealthCare Partners, Inc., 5%, due 05/01/25	54,384
145,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	146,269
25,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.125%, due 10/15/20 (3)	25,406
100,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22 (3)	108,750
100,000	Fresenius Medical Care US Finance, Inc., (144A), 5.75%, due 02/15/21 (3)	108,000
125,000	HCA, Inc., 4.75%, due 05/01/23	125,625
290,000	HCA, Inc., 6.5%, due 02/15/20	320,450
200,000	HealthSouth Corp., 5.75%, due 11/01/24	198,418
40,000	LifePoint Health, Inc., 5.5%, due 12/01/21	40,850

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$160,000	Molina Healthcare, Inc., (144A), 5.375%, due 11/15/22 (3)	$160,000
230,000	Tenet Healthcare Corp., (144A), 4.012%, due 06/15/20 (3)(4)	227,125
100,000	Tenet Healthcare Corp., 6%, due 10/01/20	106,250
50,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	51,062

	Total Healthcare-Services	2,396,114

	Holding Companies — Diversified (0.5%)
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (3)	170,363

	Home Builders (0.2%)
50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (3)	50,355

	Home Furnishings (0.2%)
50,000	Tempur Sealy International, Inc., (144A), 5.625%, due 10/15/23 (3)	51,375

	Household Products/Wares (0.8%)
210,000	Central Garden & Pet Co., 6.125%, due 11/15/23	214,200
40,000	Spectrum Brands, Inc., (144A), 5.75%, due 07/15/25 (3)	41,300

	Total Household Products/Wares	255,500

	Housewares (0.7%)
120,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (3)	123,900
100,000	Scotts Miracle-Gro Co. (The), (144A), 6%, due 10/15/23 (3)	104,500

	Total Housewares	228,400

	Leisure Time (0.1%)
40,000	NCL Corp., Ltd. — Class C, (144A), 5.25%, due 11/15/19 (3)	40,400

	Lodging (0.8%)
225,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	232,875
35,000	MGM Resorts International, 8.625%, due 02/01/19	39,025

	Total Lodging	271,900

	Media (6.0%)
65,000	Cable One, Inc., (144A), 5.75%, due 06/15/22 (3)	65,813
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, due 04/30/21	104,499
200,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, due 01/31/22	212,500

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$105,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 6.375%, due 09/15/20 (3)	$101,325
100,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	92,500
65,000	CSC Holdings LLC, 6.75%, due 11/15/21	64,350
125,000	DISH DBS Corp., 7.875%, due 09/01/19	136,250
140,000	LIN Television Corp., 5.875%, due 11/15/22	141,400
35,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23 (3)	35,438
200,000	Neptune Finco Corp., (144A), 6.625%, due 10/15/25 (3)	207,250
200,000	Numericable-SFR (France), (144A), 4.875%, due 05/15/19 (3)	198,833
270,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	278,775
50,000	Sirius XM Radio, Inc., (144A), 4.25%, due 05/15/20 (3)	50,875
250,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (3)	237,500

	Total Media	1,927,308

	Oil & Gas (2.4%)
55,000	Chesapeake Energy Corp., 5.75%, due 03/15/23	15,400
60,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	16,800
120,000	Concho Resources, Inc., 5.5%, due 04/01/23	109,439
60,000	Gulfport Energy Corp., 6.625%, due 05/01/23	48,300
195,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (3)	111,150
250,000	Newfield Exploration Co., 5.375%, due 01/01/26	201,250
105,000	QEP Resources, Inc., 5.25%, due 05/01/23	71,925
63,000	Range Resources Corp., (144A), 4.875%, due 05/15/25 (3)	51,266
70,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.5%, due 07/01/21	51,800
10,000	Sunoco LP / Sunoco Finance Corp., (144A), 5.5%, due 08/01/20 (3)	9,425
75,000	Whiting Petroleum Corp., 5%, due 03/15/19	48,375
55,000	WPX Energy, Inc., 5.25%, due 09/15/24	30,525

	Total Oil & Gas	765,655

	Packaging & Containers (1.7%)
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (144A), 3.512%, due 12/15/19 (3)(4)	191,750
75,000	Ball Corp., 4%, due 11/15/23	72,281
10,000	Ball Corp., 5%, due 03/15/22	10,387
105,000	Berry Plastics Corp., 5.125%, due 07/15/23	102,900
10,000	Berry Plastics Corp., 5.5%, due 05/15/22	9,988
155,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	155,581

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Packaging & Containers (Continued)
$15,000	Sealed Air Corp., (144A), 5.125%, due 12/01/24 (3)	$15,075

	Total Packaging & Containers	557,962

	Pharmaceuticals (1.3%)
140,000	Quintiles Transnational Corp., (144A), 4.875%, due 05/15/23 (3)	141,750
13,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.375%, due 03/15/20 (3)	12,309
50,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.5%, due 03/01/23 (3)	44,375
239,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	215,697
10,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (3)	9,038

	Total Pharmaceuticals	423,169

	Pipelines (2.2%)
30,000	Energy Transfer Equity LP, 5.5%, due 06/01/27	21,450
355,000	Energy Transfer Partners LP, 3.346%, due 11/01/66 (4)	214,555
231,000	Kinder Morgan, Inc., 7.8%, due 08/01/31	221,912
35,000	Rockies Express Pipeline LLC, (144A), 6.875%, due 04/15/40 (3)	26,775
100,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, due 07/15/22	60,500
75,000	Williams Cos., Inc. (The), 3.7%, due 01/15/23	49,312
30,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	19,800
115,000	Williams Partners LP / ACMP Finance Corp., 6.125%, due 07/15/22	93,887

	Total Pipelines	708,191

	REIT (1.0%)
65,000	Crown Castle International Corp., 4.875%, due 04/15/22	68,392
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	72,275
105,000	Equinix, Inc., 5.875%, due 01/15/26	109,200
75,000	ESH Hospitality, Inc., (144A), 5.25%, due 05/01/25 (3)	72,609

	Total REIT	322,476

	Retail (0.8%)
250,000	Dollar Tree, Inc., (144A), 5.75%, due 03/01/23 (3)	264,687

	Semiconductors (0.8%)
50,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (3)	51,344
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18 (3)	202,300

	Total Semiconductors	253,644

	Software (2.6%)
88,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (3)	88,990

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Software (Continued)
$100,000	First Data Corp., (144A), 5.375%, due 08/15/23 (3)	$102,250
375,000	First Data Corp., (144A), 6.75%, due 11/01/20 (3)	396,094
40,000	MSCI, Inc., (144A), 5.25%, due 11/15/24 (3)	41,350
90,000	MSCI, Inc., (144A), 5.75%, due 08/15/25 (3)	95,625
120,000	SS&C Technologies Holdings, Inc., (144A), 5.875%, due 07/15/23 (3)	124,500

	Total Software	848,809

	Telecommunications (5.1%)
175,000	Frontier Communications Corp., (144A), 8.875%, due 09/15/20 (3)	175,875
20,000	Frontier Communications Corp., (144A), 10.5%, due 09/15/22 (3)	19,500
85,000	Inmarsat Finance PLC (United Kingdom), (144A), 4.875%, due 05/15/22 (3)	83,831
50,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	40,125
25,000	Level 3 Financing, Inc., 5.375%, due 08/15/22	25,469
100,000	Qwest Corp., 7.25%, due 09/15/25	111,017
25,000	Sprint Communications, Inc., 6%, due 11/15/22	16,891
315,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (3)	320,717
25,000	Sprint Corp., 7.875%, due 09/15/23	17,938
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	125,450
100,000	T-Mobile USA, Inc., 6.5%, due 01/15/26	100,500
100,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	103,500
100,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	102,375
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.25%, due 01/15/26 (3)	198,500
180,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.375%, due 04/15/21 (3)	184,725
30,000	Windstream Services LLC, 6.375%, due 08/01/23	21,825

	Total Telecommunications	1,648,238

	Total Corporate Bonds (Cost: $17,330,419)	16,637,742

	Residential Mortgage-Backed Securities — Non-Agency (0.2%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 0.677%, due 10/25/36 (4)	58,775

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	58,775

	Total Fixed Income Securities (Cost: $18,540,925) (55.3%)	17,783,647

Number of Shares	Money Market Investments
30,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.07% (6)	30,000
456,488	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (6)	456,488

	Total Money Market Investments (Cost: $486,488) (1.5%)	486,488

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Short-Term Investments	Value
	U.S. Treasury Securities
$645,000	U.S. Treasury Bill, 0.01%, due 02/18/16 (7)	$644,951
3,330,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (7)	3,328,506
1,735,000	U.S. Treasury Bill, 0.01%, due 04/14/16 (7)	1,734,006
560,000	U.S. Treasury Bill, 0.01%, due 04/28/16 (7)	559,573

	Total Short-Term Investments (Cost: $6,267,036) (19.5%)	6,267,036

	Total Investments (Cost: $25,294,449) (76.3%)	24,537,171
	Excess of Other Assets over Liabilities (23.7%)	7,605,494

	Net Assets (100.0%)	$32,142,665

Credit Default Swaps — Buy Protection

Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Appreciation	Premium Paid	Value (10)
OTC Swaps
$250,000	4.39%	03/20/19	Goldman Sachs International	1%	ALCOA, Inc.	$17,219	$5,255	$22,474

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust

(1)	Rate stated is the effective yield.

(2)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $8,055,191 or 25.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(7)	Rate shown represents yield-to-maturity.

(8)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(9)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Advertising	1.0%
Aerospace/Defense	1.2
Airlines	1.6
Auto Parts & Equipment	0.2
Banks	1.8
Beverages	1.5
Chemicals	0.0	*
Coal	0.0	*
Commercial Services	0.2
Computers	0.4
Diversified Financial Services	2.9
Electric	1.3
Electrical Components & Equipment	0.2
Engineering & Construction	0.5
Entertainment	2.2
Food	2.7
Gas	0.3
Healthcare-Products	0.4
Healthcare-Services	7.5
Holding Companies — Diversified	0.5
Home Builders	0.2
Home Furnishings	0.2
Household Products/Wares	0.8
Housewares	0.7
Leisure Time	0.1
Lodging	1.5
Media	6.0
Oil & Gas	2.4
Packaging & Containers	2.8
Pharmaceuticals	1.3
Pipelines	2.2
REIT	1.0
Residential Mortgage-Backed Securities — Non-Agency	0.2
Retail	0.8
Semiconductors	1.0
Software	2.6
Telecommunications	5.1
Money Market Investments	1.5
Short Term Investments	19.5

Total	76.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.2% of Net Assets)
$124,153	Federal Home Loan Mortgage Corp., Pool #310005, 4.278%, due 11/01/19 (1)	$124,679
99,176	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	101,951
66,822	Federal National Mortgage Association, Pool #FN0002, 3.292%, due 12/01/17	68,988

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $257,396)	295,618

	Commercial Mortgage-Backed Securities — Non-Agency (3.4%)
43,082	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	45,436
22,467	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	22,449
12,494	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB19-A3), 5.695%, due 02/12/49 (1)	12,494
2,408	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	2,400
16,474	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	16,601
71,424	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	71,448
56,111	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	56,234
49,962	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	50,281
28,135	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.899%, due 06/15/49 (1)	28,146

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $310,572)	305,489

	Residential Mortgage-Backed Securities — Agency (26.7%)
13,507	Federal Home Loan Mortgage Corp. (2550-FI), 0.776%, due 11/15/32 (TAC) (1)	13,549
115,754	Federal Home Loan Mortgage Corp. (2591-EF), 0.926%, due 03/15/32 (1)	116,021
80,871	Federal Home Loan Mortgage Corp. (263-F5), 0.926%, due 06/15/42 (1)	81,031
52,410	Federal Home Loan Mortgage Corp. (2828-TA), 0.826%, due 10/15/30 (1)	52,434
95,368	Federal Home Loan Mortgage Corp. (2990-DE), 0.806%, due 11/15/34 (1)	95,809
16,760	Federal Home Loan Mortgage Corp. (3001-HS), 15.686%, due 02/15/35 (I/F) (PAC) (1)	18,208
9,945	Federal Home Loan Mortgage Corp. (3174-FM), 0.666%, due 05/15/36 (PAC) (1)	9,945
86,373	Federal Home Loan Mortgage Corp. (3300-FA), 0.726%, due 08/15/35 (1)	86,431
101,975	Federal Home Loan Mortgage Corp. (3318-F), 0.676%, due 05/15/37 (1)	102,142
103,578	Federal Home Loan Mortgage Corp. (3335-FT), 0.576%, due 08/15/19 (1)	103,441
24,911	Federal Home Loan Mortgage Corp. (3345-FP), 0.626%, due 11/15/36 (1)	24,919
16,038	Federal Home Loan Mortgage Corp. (3346-FA), 0.656%, due 02/15/19 (1)	16,057
78,953	Federal Home Loan Mortgage Corp. (3347-PF), 0.776%, due 01/15/36 (PAC) (1)	79,100
131,148	Federal Home Loan Mortgage Corp. (3767-JF), 0.726%, due 02/15/39 (PAC) (1)	131,177
55,786	Federal Home Loan Mortgage Corp. (3798-BF), 0.726%, due 06/15/24 (1)	55,860
108,034	Federal Home Loan Mortgage Corp. (3803-DF), 0.826%, due 11/15/35 (PAC) (1)	108,288
89,310	Federal Home Loan Mortgage Corp. (3824-FA), 0.576%, due 03/15/26 (1)	89,260
54,900	Federal Home Loan Mortgage Corp. (3946-FG), 0.776%, due 10/15/39 (PAC) (1)	55,049

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$31,228	Federal National Mortgage Association (03-11-FA), 1.427%, due 09/25/32 (1)	$32,012
25,122	Federal National Mortgage Association (03-64-KS), 9.093%, due 07/25/18 (I/F) (1)	27,041
84,458	Federal National Mortgage Association (06-60-DF), 0.857%, due 04/25/35 (1)	84,938
37,885	Federal National Mortgage Association (06-84-WF), 0.727%, due 02/25/36 (PAC) (1)	37,995
88,528	Federal National Mortgage Association (07-64-FA), 0.897%, due 07/25/37 (1)	89,413
106,346	Federal National Mortgage Association (07-67-FA), 0.677%, due 04/25/37 (1)	106,258
17,339	Federal National Mortgage Association (08-47-PF), 0.927%, due 06/25/38 (PAC) (1)	17,432
48,478	Federal National Mortgage Association (09-33-FB), 1.247%, due 03/25/37 (1)	49,359
112,314	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	114,930
26,410	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	29,772
55,095	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	64,000
3,886	Federal National Mortgage Association, Pool #661691, 2.564%, due 10/01/32 (1)	3,984
37,966	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	43,393
16,912	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	19,200
65,168	Government National Mortgage Association (10-108-PF), 0.826%, due 02/20/38 (PAC) (1)	65,389
62,106	Government National Mortgage Association (10-2-FA), 0.926%, due 05/20/37 (1)	62,210
119,547	Government National Mortgage Association (12-13-KF), 0.726%, due 07/20/38 (1)	119,837
26,348	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	27,290
18,202	Government National Mortgage Association II, Pool #80636, 1.875%, due 09/20/32 (1)	18,884
13,939	Government National Mortgage Association II, Pool #80757, 1.875%, due 10/20/33 (1)	14,135
110,047	Government National Mortgage Association II, Pool #80797, 1.75%, due 01/20/34 (1)	113,241
42,274	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	43,978

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,408,036)	2,423,412

	Residential Mortgage-Backed Securities — Non-Agency (2.7%)
9,278	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.827%, due 08/25/43 (1)	9,165
137,500	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.234%, due 11/25/32 (1)	138,485
33,206	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.427%, due 08/25/34 (1)	32,913
18,437	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.877%, due 10/25/34 (1)	18,285
18,114	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 1.057%, due 09/25/35 (1)	17,982
23,074	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.322%, due 07/25/34 (1)	22,318
6,688	Residential Accredit Loans, Inc. (02-QS16-A2), 0.977%, due 10/25/17 (1)	6,567

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $238,230)	245,715

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (23.6%)
	Airlines (2.3%)
$98,098	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	$104,535
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.812%, due 05/15/18 (1) (EETC)	49,563
48,478	United Airlines, Inc. Pass-Through Trust, (09-2A), 9.75%, due 07/15/18 (EETC)	51,508

	Total Airlines	205,606

	Banks (6.0%)
250,000	Bank of America N.A., 0.792%, due 06/15/16 (1)	249,607
30,000	Barclays PLC (United Kingdom), 3.25%, due 01/12/21	30,125
75,000	Citigroup, Inc., 1.579%, due 07/25/16 (1)	75,094
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	57,007
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.249%, due 10/27/17 (1)(2)	14,929
65,000	Morgan Stanley, 1.353%, due 01/05/18 (1)	64,739
50,000	Wells Fargo Bank N.A., 0.842%, due 03/15/16 (1)	49,995

	Total Banks	541,496

	Beverages (0.4%)
35,000	Anheuser-Busch InBev Finance, Inc., 1.9%, due 02/01/19	35,102

	Biotechnology (0.3%)
25,000	Amgen, Inc., 2.3%, due 06/15/16	25,127

	Diversified Financial Services (0.8%)
75,000	General Electric Capital Corp., 1.271%, due 07/12/16 (1)	75,184

	Electric (0.9%)
30,000	Duke Energy Progress LLC, 0.652%, due 03/06/17 (1)	29,927
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	55,851

	Total Electric	85,778

	Healthcare-Services (1.4%)
85,000	Providence Health & Services Obligated Group, 1.562%, due 10/01/17 (1)	85,434
45,000	UnitedHealth Group, Inc., 1.07%, due 01/17/17 (1)	45,042

	Total Healthcare-Services	130,476

	Insurance (0.3%)
25,000	Reliance Standard Life Global Funding II, (144A), 2.15%, due 10/15/18 (2)	24,996

	Pharmaceuticals (0.5%)
50,000	Mylan, Inc., 1.8%, due 06/24/16	49,955

	Real Estate (2.8%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	52,179
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	199,054

	Total Real Estate	251,233

	REIT (6.5%)
75,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	73,969

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$100,000	BioMed Realty LP, 3.85%, due 04/15/16	$100,250
20,000	DDR Corp., 9.625%, due 03/15/16	20,187
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	52,046
75,000	HCP, Inc., 6%, due 01/30/17	78,107
85,000	Hospitality Properties Trust, 6.3%, due 06/15/16	85,251
50,000	SL Green Realty Corp., 5%, due 08/15/18	52,809
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,111
50,000	Welltower, Inc., 3.625%, due 03/15/16	50,137

	Total REIT	587,867

	Telecommunications (1.4%)
40,000	AT&T, Inc., 0.741%, due 02/12/16 (1)	39,998
87,000	Verizon Communications, Inc., 2.042%, due 09/15/16 (1)	87,566

	Total Telecommunications	127,564

	Total Corporate Bonds (Cost: $2,173,739)	2,140,384

	U.S. Government Agency Obligations (4.5%)
75,000	Federal Farm Credit Bank, 0.525%, due 12/28/16 (1)	74,950
80,000	Federal Farm Credit Bank, 0.65%, due 05/30/17 (1)	80,013
80,000	Federal Home Loan Mortgage Corp., 0.431%, due 04/20/17 (1)	79,912
80,000	Federal National Mortgage Association, 0.44%, due 10/05/17 (1)	79,850
95,000	Federal National Mortgage Association, 0.446%, due 07/20/17 (1)	94,852

	Total U.S. Government Agency Obligations (Cost: $409,948)	409,577

	U.S. Treasury Securities (4.4%)
200,000	U.S. Treasury Note, 0.473%, due 10/31/17 (1)	199,984
200,000	U.S. Treasury Note, 0.5%, due 01/31/17	199,697

	Total U.S. Treasury Securities (Cost: $399,469)	399,681

	Total Fixed Income Securities (Cost: $6,197,390) (68.5%)	6,219,876

Number of Shares	Money Market Investments
40,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.07% (3)	40,000
184,306	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (3)	184,306

	Total Money Market Investments (Cost: $224,306) (2.5%)	224,306

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Short-Term Investments	Value
	Discount Notes (Cost: $299,982) (3.3%)
$300,000	Federal National Mortgage Association, 0.01%, due 02/16/16 (4)	$299,982

	U.S. Treasury Securities (27.4%)
670,000	U.S. Treasury Bill, 0.008%, due 02/18/16 (4)	669,997
410,000	U.S. Treasury Bill, 0.01%, due 02/11/16 (4)	409,988
435,000	U.S. Treasury Bill, 0.01%, due 03/03/16 (4)	434,994
520,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (4)	519,759
300,000	U.S. Treasury Bill, 0.01%, due 04/14/16 (4)	299,846
155,000	U.S. Treasury Bill, 0.01%, due 04/28/16 (4)	154,878

	Total U.S. Treasury Securities (Cost: $2,489,462)	2,489,462

	Total Short-Term Investments (Cost: $2,789,444) (30.7%)	2,789,444

	Total Investments (Cost: $9,211,140) (101.7%)	9,233,626
	Liabilities in Excess of Other Assets (-1.7%)	(156,126)

	Net Assets (100.0%)	$9,077,500

Notes to the Schedule of Investments:
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $263,828 or 2.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(4)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Airlines	2.3%
Banks	6.0
Beverages	0.4
Biotechnology	0.3
Commercial Mortgage-Backed Securities — Agency	3.2
Commercial Mortgage-Backed Securities — Non-Agency	3.4
Diversified Financial Services	0.8
Electric	0.9
Healthcare-Services	1.4
Insurance	0.3
Pharmaceuticals	0.5
REIT	6.5
Real Estate	2.8
Residential Mortgage-Backed Securities — Agency	26.7
Residential Mortgage-Backed Securities — Non-Agency	2.7
Telecommunications	1.4
U.S. Government Agency Obligations	4.5
U.S. Treasury Securities	4.4
Money Market Investments	2.5
Discount Notes	3.3
U.S. Treasury Bills	27.4

Total	101.7%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (5.3% of Net Assets)
$9,321,258	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$9,747,799
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.527%, due 12/27/44 (1)(2)	19,540,398
7,859,555	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.087%, due 11/25/35 (2)	7,857,182
15,854,136	Ameriquest Mortgage Securities Trust (06-R2-A1), 0.602%, due 04/25/36 (2)	15,765,692
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.443%, due 11/25/33 (2)	18,105,989
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.619%, due 10/27/36 (2)	11,381,903
5,349,684	CIT Education Loan Trust (07-1-A), (144A), 0.693%, due 03/25/42 (1)(2)	4,933,877
12,860,895	Educational Funding of the South, Inc. (12-1-A), 1.477%, due 03/25/36 (2)	12,673,097
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.469%, due 10/25/35 (1)(2)	16,144,138
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.777%, due 03/25/36 (1)(2)	7,077,564
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.427%, due 04/25/33 (1)(2)	17,190,517
11,000,000	Flagship CLO (14-8A-A), (144A), 2.18%, due 01/16/26 (1)(2)	10,773,554
2,378,696	GE Business Loan Trust (04-2A-A), (144A), 0.646%, due 12/15/32 (1)(2)	2,344,759
13,910,250	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	13,724,253
14,251,516	Higher Education Funding I (14-1-A), (144A), 1.443%, due 05/25/34 (1)(2)	13,916,278
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.476%, due 07/20/43 (2)	16,995,454
3,808,878	National Collegiate Student Loan Trust (06-3-A3), 0.577%, due 10/25/27 (2)	3,776,130
34,556,899	Navient Student Loan Trust (14-2-A), 1.067%, due 03/25/83 (2)	32,483,977
34,827,210	Navient Student Loan Trust (14-3-A), 1.047%, due 03/25/83 (2)	32,800,949
19,868,584	Navient Student Loan Trust (14-4-A), 1.047%, due 03/25/83 (2)	18,692,132
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.377%, due 11/25/43 (1)(2)	27,598,117
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.562%, due 10/01/37 (2)	15,471,370
3,648,202	SLM Student Loan Trust (04-8-B), 1.079%, due 01/25/40 (2)	3,126,547
7,534,000	SLM Student Loan Trust (05-5-A5), 1.369%, due 10/25/40 (2)	6,710,025
6,021,673	SLM Student Loan Trust (07-6-B), 1.469%, due 04/27/43 (2)	5,026,920
4,286,147	SLM Student Loan Trust (07-8-B), 1.619%, due 04/27/43 (2)	3,636,437
7,405,000	SLM Student Loan Trust (08-2-B), 1.819%, due 01/25/29 (2)	6,016,751
6,549,000	SLM Student Loan Trust (08-3-B), 1.819%, due 04/25/29 (2)	5,493,501
3,270,000	SLM Student Loan Trust (08-4-B), 2.469%, due 04/25/29 (2)	2,978,106
17,785,000	SLM Student Loan Trust (08-5-A4), 2.319%, due 07/25/23 (2)	17,913,264
16,200,000	SLM Student Loan Trust (08-5-B), 2.469%, due 07/25/29 (2)	15,033,066
6,380,000	SLM Student Loan Trust (08-6-B), 2.469%, due 07/25/29 (2)	5,883,655
6,380,000	SLM Student Loan Trust (08-7-B), 2.469%, due 07/25/29 (2)	5,624,673
5,696,000	SLM Student Loan Trust (08-8-B), 2.869%, due 10/25/29 (2)	5,469,571
15,950,000	SLM Student Loan Trust (08-9-B), 2.869%, due 10/25/29 (2)	15,074,337

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$12,800,000	SLM Student Loan Trust (11-1-A2), 1.577%, due 10/25/34 (2)	$12,605,759
17,780,000	SLM Student Loan Trust (11-2-A2), 1.627%, due 10/25/34 (2)	17,549,046
7,677,623	SLM Student Loan Trust (12-2-A), 1.127%, due 01/25/29 (2)	7,484,662
18,760,000	Voya CLO, Ltd. (14-2A-A1), (144A), 2.07%, due 07/17/26 (1)(2)	18,416,729

	Total Asset-Backed Securities (Cost: $495,556,710)	483,038,178

	Commercial Mortgage-Backed Securities — Agency (4.1%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19	49,657,641
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20	26,556,095
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	44,416,349
50,226,790	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.593%, due 09/25/21 (2)	49,588,468
2,628,413	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	2,828,803
18,927,157	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21	21,063,479
20,318,111	Federal National Mortgage Association, Pool #AL0600, 4.301%, due 07/01/21	22,706,577
15,748,518	Federal National Mortgage Association, Pool #AL2660, 2.63%, due 10/01/22	16,139,147
44,225,561	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23	44,589,322
10,776,086	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	11,873,901
47,877,779	Federal National Mortgage Association (12-M12-1A), 2.937%, due 08/25/22 (ACES) (2)	49,510,430
34,341,110	Federal National Mortgage Association (12-M15-A), 2.743%, due 10/25/22 (ACES) (2)	35,801,122

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $376,050,002)	374,731,334

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,708,859
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,357,364
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,687,726
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,750,170
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	18,926,325

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,229)	59,430,444

	Residential Mortgage-Backed Securities — Agency (48.4%)
247,781	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	271,132
339,425	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	384,164
4,323,892	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	4,830,712
10,609,416	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	11,870,606
1,109,273	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	1,179,078
856,184	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	812,412
4,309,291	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	4,594,453

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,501,439	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	$2,659,378
3,589,816	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	3,838,698
33,038,186	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	36,684,001
48,814,036	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42	49,987,130
54,255,870	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	55,093,483
1,047,360	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	1,094,763
688,296	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	657,024
4,732,974	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,061,500
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	55,612,995
36,646,932	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	40,308,074
10,425,344	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	11,502,579
9,570,512	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	8,568,799
7,228,592	Federal Home Loan Mortgage Corp. (3315-S), 5.985%, due 05/15/37 (I/O) (I/F) (2)	931,846
6,411,253	Federal Home Loan Mortgage Corp. (3376-SX), 5.615%, due 10/15/37 (I/O) (I/F) (2)	1,140,462
9,226,327	Federal Home Loan Mortgage Corp. (3410-IS), 5.845%, due 02/15/38 (I/O) (I/F) (2)	1,335,091
8,308,503	Federal Home Loan Mortgage Corp. (3424-BI), 6.375%, due 04/15/38 (I/O) (I/F) (2)	1,749,409
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,366,778
2,545,497	Federal Home Loan Mortgage Corp. (3519-SH), 5.075%, due 07/15/37 (I/O) (I/F) (2)	334,495
14,255,700	Federal Home Loan Mortgage Corp. (3531-SC), 5.875%, due 05/15/39 (I/O) (I/F) (2)	1,903,179
3,437,597	Federal Home Loan Mortgage Corp. (3541-SA), 6.325%, due 06/15/39 (I/O) (I/F) (2)	607,297
13,301,095	Federal Home Loan Mortgage Corp. (3550-GS), 6.325%, due 07/15/39 (I/O) (I/F) (2)	2,762,041
5,513,346	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	6,083,184
11,805,157	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	12,803,984
26,749,351	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	28,919,379
13,276,131	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	14,212,296
20,292,670	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	21,475,086
1,501,852	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,621,898
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,324,035
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,782,554
33,299,353	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	37,537,403
17,228,167	Federal Home Loan Mortgage Corp. (3788-SB), 6.055%, due 01/15/41 (I/O) (I/F) (2)	2,850,605
4,366,810	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	3,934,167
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,488,591
7,429,100	Federal Home Loan Mortgage Corp. (4030-HS), 6.185%, due 04/15/42 (I/O) (I/F) (2)	1,422,371
9,637,022	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	10,765,315
6,905,186	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	7,612,049
37,067,471	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	41,696,956
11,268,336	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	12,634,390
24,488,316	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	26,401,833
4,882	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	5,057

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$7,330	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	$7,593
41,623	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	43,774
16,719	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	17,528
70,932	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	79,462
262,829	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	290,416
41,920,226	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	45,499,600
12,766,823	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	13,852,171
47,352,485	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	51,223,053
97,641,603	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	102,844,789
78,197,253	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	82,140,713
31,826,746	Federal Home Loan Mortgage Corp., Pool #G08653, 3%, due 07/01/45	32,458,305
19,199,846	Federal Home Loan Mortgage Corp., Pool #G08658, 3%, due 08/01/45	19,577,842
75,752,487	Federal Home Loan Mortgage Corp., Pool #G08659, 3.5%, due 08/01/45	79,217,569
36,270,789	Federal Home Loan Mortgage Corp., Pool #G08667, 3.5%, due 09/01/45	37,929,893
60,696,281	Federal Home Loan Mortgage Corp., Pool #G08669, 4%, due 09/01/45	64,888,115
79,491,938	Federal Home Loan Mortgage Corp., Pool #G08671, 3.5%, due 10/01/45	83,128,070
61,133,737	Federal Home Loan Mortgage Corp., Pool #G08672, 4%, due 10/01/45	65,374,887
61,603,046	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	65,876,754
74,813,106	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45 (4)	78,235,218
54,464,622	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45 (4)	58,219,668
89,907,990	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46 (4)	94,020,575
25,434,560	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46 (4)	27,188,138
375,888	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	391,990
1,065,166	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	1,120,228
1,175,004	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	1,218,948
1,588,182	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	1,747,321
30,558,887	Federal Home Loan Mortgage Corp., Pool #G18565, 3%, due 08/01/30	31,898,227
20,089	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	22,660
3,030,461	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	3,428,658
3,275,134	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	3,705,246
4,860,701	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	5,344,803
80,999,173	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	85,121,897
633,944	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	698,973
5,972,253	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	6,721,885
6,594,525	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	7,235,657
3,203,096	Federal Home Loan Mortgage Corp., Pool #U99114, 3.5%, due 02/01/44	3,360,623
35,041,178	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43	36,908,767
47,226,214	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43	48,250,766
392,097	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	442,391
955,234	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	1,036,739
1,061,829	Federal National Mortgage Association (04-52-SW), 6.674%, due 07/25/34 (I/O) (I/F) (2)	205,234
2,612,317	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	2,808,757

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,869,291	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	$3,138,436
9,971,880	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	10,839,470
544,241	Federal National Mortgage Association (05-74-CP), 23.186%, due 05/25/35 (I/F) (PAC) (2)	834,167
3,787,766	Federal National Mortgage Association (07-20-SI), 6.024%, due 03/25/37 (I/O) (I/F) (2)	615,515
3,956,103	Federal National Mortgage Association (07-21-SE), 6.014%, due 03/25/37 (I/O) (I/F) (2)	684,403
4,746,638	Federal National Mortgage Association (07-56-SG), 5.984%, due 06/25/37 (I/O) (I/F) (2)	822,001
11,222,268	Federal National Mortgage Association (07-58-SV), 6.324%, due 06/25/37 (I/O) (I/F) (2)	1,964,157
2,774,673	Federal National Mortgage Association (07-65-S), 6.174%, due 07/25/37 (I/O) (I/F) (2)	503,041
1,409,533	Federal National Mortgage Association (07-88-FY), 0.887%, due 09/25/37 (2)	1,421,338
12,574,983	Federal National Mortgage Association (07-103-AI), 6.074%, due 03/25/37 (I/O) (I/F) (2)	1,717,010
27,969,390	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	31,158,118
11,965,680	Federal National Mortgage Association (08-1-AI), 5.824%, due 05/25/37 (I/O) (I/F) (2)	2,337,022
8,392,834	Federal National Mortgage Association (08-13-SB), 5.814%, due 03/25/38 (I/O) (I/F) (2)	1,479,328
15,523,010	Federal National Mortgage Association (08-23-SB), 6.424%, due 04/25/38 (I/O) (I/F) (2)	2,908,621
1,826,793	Federal National Mortgage Association (08-35-SD), 6.024%, due 05/25/38 (I/O) (I/F) (2)	384,783
22,892,478	Federal National Mortgage Association (08-66-SG), 5.644%, due 08/25/38 (I/O) (I/F) (2)	3,256,460
8,842,906	Federal National Mortgage Association (08-68-SA), 5.544%, due 08/25/38 (I/O) (I/F) (2)	1,335,120
6,010,981	Federal National Mortgage Association (09-3-SH), 5.024%, due 06/25/37 (I/O) (I/F) (2)	857,548
2,193,340	Federal National Mortgage Association (09-47-SV), 6.324%, due 07/25/39 (I/O) (I/F) (2)	467,009
8,919,878	Federal National Mortgage Association (09-51-SA), 6.324%, due 07/25/39 (I/O) (I/F) (2)	1,426,621
4,148,893	Federal National Mortgage Association (09-6-SD), 5.124%, due 02/25/39 (I/O) (I/F) (2)	643,552
11,265,514	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	11,938,271
25,575,775	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	27,193,568
33,220,106	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	35,547,040
2,412,518	Federal National Mortgage Association (09-72-JS), 6.824%, due 09/25/39 (I/O) (I/F) (2)	430,142
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,793,082
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	55,041,467
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	11,130,993
45,743,328	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	46,593,814
19,127,512	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	19,067,528
10,702,475	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	8,626,706
24,785,561	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	19,940,435
26,641,042	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	26,665,817
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,748,112
113,890	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	130,298
629,399	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	597,371
48,423	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	53,095
39,143	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	40,199

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$218,664	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	$244,409
2,810,922	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	3,103,430
1,617,087	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	1,830,620
6,699,588	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	7,534,927
476,061	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	497,848
51,880	Federal National Mortgage Association, Pool #661856, 2.515%, due 10/01/32 (2)	51,719
285,293	Federal National Mortgage Association, Pool #671133, 1.787%, due 02/01/33 (2)	295,080
94,218	Federal National Mortgage Association, Pool #672272, 2.44%, due 12/01/32 (2)	98,999
198,723	Federal National Mortgage Association, Pool #687847, 2.219%, due 02/01/33 (2)	210,391
852,181	Federal National Mortgage Association, Pool #692104, 1.917%, due 02/01/33 (2)	883,095
463,180	Federal National Mortgage Association, Pool #699866, 2.224%, due 04/01/33 (2)	484,443
194,362	Federal National Mortgage Association, Pool #704454, 2.338%, due 05/01/33 (2)	203,071
250,117	Federal National Mortgage Association, Pool #708820, 2.511%, due 06/01/33 (2)	250,718
244,225	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	255,402
233,512	Federal National Mortgage Association, Pool #728824, 2.341%, due 07/01/33 (2)	247,148
743,573	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	814,994
18,728	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	19,652
895,000	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	1,049,460
1,088,462	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	1,179,947
1,689,542	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,865,358
1,026,113	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	1,108,621
5,260,550	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	5,767,227
3,236,572	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	3,559,353
8,049,810	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	9,111,207
4,413,042	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	4,994,918
4,276,447	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	4,764,568
54,229,042	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	58,732,593
42,267,756	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	43,260,548
6,244,114	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	6,884,869
13,718,222	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	15,603,894
10,663,076	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	12,105,748
7,713,163	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	8,773,096
62,752,431	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44	68,042,264
19,390,682	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43	20,366,491
16,130,594	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	17,582,329
79,398,103	Federal National Mortgage Association, Pool #MA1177, 3.5%, due 09/01/42	83,394,680
16,613,658	Federal National Mortgage Association, Pool #MA1251, 3.5%, due 11/01/42	17,448,925
15,014,186	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42	15,769,596
5,250,532	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43	5,514,941
22,166,859	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43	23,821,141
67,474,194	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	70,225,876

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$50,904,335	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	$53,877,069
56,994,403	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	60,322,788
135,910,000	Federal National Mortgage Association TBA, 2.5% (5)	138,970,602
63,210,000	Federal National Mortgage Association TBA, 3% (5)	64,528,521
315,925,000	Federal National Mortgage Association TBA, 3.5% (5)	330,888,257
244,410,000	Federal National Mortgage Association TBA, 4% (5)	261,117,709
67,410,000	Federal National Mortgage Association TBA, 4.5% (5)	73,276,777
31,725,000	Federal National Mortgage Association TBA, 4.5% (5)	34,425,966
1,246,282	Government National Mortgage Association (03-42-SH), 6.124%, due 05/20/33 (I/O) (I/F) (2)	257,223
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	12,596,815
16,357,840	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	16,248,483
37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	34,850,979
11,069,495	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	10,958,228
9,769,348	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	9,276,421
24,773,226	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	27,514,734
410,509	Government National Mortgage Association II, Pool #80963, 1.875%, due 07/20/34 (2)	424,713
34,222,662	Government National Mortgage Association II, Pool #MA2960, 3%, due 07/20/45	35,336,962
76,490,497	Government National Mortgage Association II, Pool #MA2961, 3.5%, due 07/20/45	80,778,145
100,869,196	Government National Mortgage Association II, Pool #MA3033, 3%, due 08/20/45	104,153,527
80,455,657	Government National Mortgage Association II, Pool #MA3034, 3.5%, due 08/20/45	84,965,571
68,882,174	Government National Mortgage Association II, Pool #MA3104, 3%, due 09/20/45	71,112,775
77,615,000	Government National Mortgage Association II, Pool #MA3377, 4%, due 01/20/46	83,175,389
95,710,000	Government National Mortgage Association II TBA, 3.5% (5)	100,951,618
6,510,000	Government National Mortgage Association II TBA, 4.5% (5)	7,017,068

	Total Residential Mortgage-Backed Securities — Agency (Cost: $4,337,352,672)	4,435,808,229

	Residential Mortgage-Backed Securities — Non-Agency (24.3%)
1,031,448	Accredited Mortgage Loan Trust (05-3-A2D), 0.79%, due 09/25/35 (2)	1,032,765
15,386,129	ACE Securities Corp. (06-ASP1-A2D), 0.737%, due 12/25/35 (2)	15,088,170
18,676,548	ACE Securities Corp. (07-ASP1-A2C), 0.687%, due 03/25/37 (2)	10,866,243
10,038,446	ACE Securities Corp. (07-ASP1-A2D), 0.807%, due 03/25/37 (2)	5,914,789
2,074,690	Adjustable Rate Mortgage Trust (04-5-3A1), 2.778%, due 04/25/35 (2)	2,022,356
20,779,265	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.757%, due 01/25/36 (2)	20,465,486
5,375,630	Asset-Backed Funding Certificates (05-HE2-M2), 1.177%, due 06/25/35 (2)	5,328,900
8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 0.727%, due 05/25/37 (1)(2)	6,556,317

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$19,908,963	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.177%, due 06/25/37 (2)	$14,527,180
1,390,872	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 1.087%, due 06/25/35 (2)	1,384,579
44,808,499	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.567%, due 12/25/36 (2)	36,066,468
2,214,854	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,264,209
727,397	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	733,308
14,068,911	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	14,395,947
856,512	Banc of America Funding Corp. (04-B-3A1), 3.005%, due 12/20/34 (2)	460,321
126,234	Banc of America Funding Corp. (06-D-2A1), 3.115%, due 05/20/36 (2)(6)	112,752
6,479,626	Banc of America Funding Corp. (06-D-3A1), 2.874%, due 05/20/36 (2)(6)	5,768,674
13,918,578	Banc of America Funding Corp. (06-G-2A1), 0.646%, due 07/20/36 (2)	13,051,491
9,669,968	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.096%, due 11/26/46 (1)(2)	9,087,828
1,716,823	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,720,561
7,092,207	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (6)	6,659,847
2,287,639	BCAP LLC Trust (07-AA1-1A2), 0.587%, due 02/25/47 (2)(6)	2,168,803
27,155,910	BCAP LLC Trust (08-IND2-A1), 2.077%, due 04/25/38 (2)	27,004,386
235,452	BCAP LLC Trust (09-RR1-21A1), (144A), 2.742%, due 11/26/34 (1)(2)	235,522
1,050,261	BCAP LLC Trust (09-RR1-22A1), (144A), 2.751%, due 05/26/35 (1)(2)	1,055,094
643,617	BCAP LLC Trust (09-RR1-23A1), (144A), 2.76%, due 05/26/35 (1)(2)	649,343
955,886	BCAP LLC Trust (11-RR3-1A5), (144A), 2.866%, due 05/27/37 (1)(2)	952,010
1,571,504	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,526,673
5,838,189	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	5,814,143
6,105,339	BCAP LLC Trust (11-RR4-3A3), (144A), 2.73%, due 07/26/36 (1)(2)	6,021,965
8,003,534	BCAP LLC Trust (11-RR5-1A3), (144A), 2.529%, due 03/26/37 (1)(2)	7,884,427
15,471,212	BCAP LLC Trust (11-RR9-7A1), (144A), 1.978%, due 04/26/37 (1)(2)	15,363,897
5,521,622	BCAP LLC Trust (12-RR2-9A3), (144A), 2.688%, due 03/26/35 (1)(2)	5,522,275
2,161,943	BCAP LLC Trust (12-RR7-1A1), (144A), 0.592%, due 08/26/36 (1)(2)	2,145,063
11,117,137	BCAP LLC Trust (12-RR8-3A1), (144A), 2.763%, due 08/26/36 (1)(2)	10,980,783
1,303,866	BCAP LLC Trust (12-RR8-5A3), (144A), 0.634%, due 05/26/37 (1)(2)	1,288,739
3,593,379	BCAP LLC Trust (12-RR9-1A1), (144A), 0.579%, due 07/26/35 (1)(2)	3,511,429
6,919,846	BCAP LLC Trust (13-RR2-6A1), (144A), 2.751%, due 06/26/37 (1)(2)	6,899,402
2,080,703	Bear Stearns Alt-A Trust (04-13-A1), 1.167%, due 11/25/34 (2)	2,051,909
7,945	Bear Stearns Alt-A Trust (05-2-2A4), 2.629%, due 04/25/35 (2)	7,607
10,189,787	Bear Stearns Alt-A Trust (05-4-23A1), 2.61%, due 05/25/35 (2)	9,884,175
805,446	Bear Stearns Alt-A Trust (06-4-32A1), 3.005%, due 07/25/36 (2)(6)	573,004
1,489,631	Bear Stearns ARM Trust (04-12-1A1), 2.768%, due 02/25/35 (2)	1,351,547
13,135,752	Bear Stearns ARM Trust (05-10-A3), 2.788%, due 10/25/35 (2)	12,843,170
3,892,805	Bear Stearns ARM Trust (06-2-2A1), 2.854%, due 07/25/36 (2)(6)	3,366,644

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$453,955	Bear Stearns ARM Trust (07-1-2A1), 2.917%, due 02/25/47 (2)(6)	$394,294
2,093,132	Bear Stearns ARM Trust (07-5-3A1), 4.723%, due 08/25/47 (2)(6)	1,930,252
2,712,466	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	2,690,047
5,799,714	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	5,732,838
7,849,437	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.577%, due 11/25/36 (2)	6,589,334
935,461	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.607%, due 10/25/36 (2)	743,835
1,181,257	BNC Mortgage Loan Trust (07-3-A2), 0.487%, due 07/25/37 (2)	1,178,820
14,893,424	Carrington Mortgage Loan Trust (05-NC5-A3), 0.847%, due 10/25/35 (2)	14,505,108
4,313,854	Centex Home Equity (05-D-M1), 0.857%, due 10/25/35 (2)	4,312,992
1,490,530	Chase Mortgage Finance Corp. (06-A1-2A1), 2.663%, due 09/25/36 (2)(6)	1,334,746
8,000,290	Chase Mortgage Finance Corp. (07-A1-8A1), 2.758%, due 02/25/37 (2)	8,094,572
4,864,136	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,757,853
24,227,000	Chaseflex Trust (06-1-A3), 4.756%, due 06/25/36 (2)	24,134,727
32,586,107	CIM Trust (15-3AG-A1), (144A), 2.178%, due 10/25/57 (1)(2)	32,182,835
43,055,313	CIM Trust (15-4AG-A1), (144A), 2.428%, due 10/25/57 (1)(2)	42,256,803
1,054,035	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,042,616
5,568,852	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	5,823,911
7,927,695	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.61%, due 07/25/36 (2)(6)	6,908,316
5,163,002	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.597%, due 11/25/36 (2)	5,150,942
4,089,851	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.577%, due 08/25/36 (2)	3,991,222
5,154,446	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	4,048,152
3,952,756	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.772%, due 11/25/38 (1)(2)	3,991,566
2,111,869	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.772%, due 07/25/36 (1)(2)	2,024,076
2,288,683	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	2,346,647
8,452,982	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.775%, due 12/25/35 (1)(2)	8,657,556
4,991,412	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.562%, due 01/25/37 (1)(2)	4,770,102
7,473,554	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.672%, due 07/25/37 (1)(2)	7,225,664
3,129,485	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.562%, due 08/25/37 (1)(2)	3,096,111
15,037,587	Citigroup Mortgage Loan Trust, Inc. (15-5-1A1), (144A), 2.714%, due 01/25/36 (1)(2)	14,591,450
1,216,987	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	1,240,746
4,952,554	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	5,187,139
1,110,487	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	1,098,536
437,978	Countrywide Alternative Loan Trust (05-84-1A1), 2.695%, due 02/25/36 (2)(6)	336,339
1,572,157	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,562,847
22,768,369	Countrywide Alternative Loan Trust (06-HY12-A5), 3.534%, due 08/25/36 (2)	21,853,716
1,097,519	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	1,107,870

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$14,820,803	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	$15,534,416
18,990,799	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.727%, due 05/25/35 (2)	16,456,522
58,043	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 2.684%, due 09/20/35 (2)	51,349
18,786	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.878%, due 09/25/47 (2)(6)	16,709
68,493	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.795%, due 03/25/37 (2)(6)	56,539
84,447	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	86,447
3,162,008	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	2,457,746
12,377,675	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36	8,915,169
806,673	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.68%, due 07/27/36 (1)(2)	806,837
14,951,143	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 0.5%, due 04/27/47 (1)(2)	14,353,956
494,781	Credit Suisse Mortgage Trust (10-1R-8A1), (144A), 2.935%, due 05/27/47 (1)(2)	496,366
6,073,785	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 0.582%, due 07/26/36 (1)(2)	5,556,373
5,326,381	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.375%, due 01/25/36	3,920,574
37,256,492	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.587%, due 10/25/36 (2)	25,135,925
20,267,432	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.657%, due 11/25/36 (2)	11,158,569
4,886,744	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.495%, due 02/25/37	3,548,306
16,727,587	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.495%, due 02/25/37	12,145,631
12,519,986	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	12,147,404
6,339,360	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36	6,151,483
15,396,126	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37	14,264,065
11,509,795	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.174%, due 06/27/47 (1)(2)	11,495,791
696,629	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.617%, due 02/25/37 (2)(6)	522,393
4,694,345	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.716%, due 10/19/45 (2)	3,859,042
39,204,837	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.626%, due 10/19/36 (2)	31,909,562
12,255,396	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.566%, due 04/19/47 (2)	9,930,682
1,038,242	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.987%, due 10/25/34 (2)	1,038,557
5,644,060	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.697%, due 04/25/47 (2)	3,905,706

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$34,475,372	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.587%, due 12/25/37 (2)	$21,786,766
20,230,981	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.637%, due 12/25/37 (2)	12,888,253
7,143,083	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.562%, due 01/25/38 (2)	4,343,254
29,957,340	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.642%, due 01/25/38 (2)	19,211,450
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.677%, due 06/25/36 (2)	2,850,674
8,643,582	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.381%, due 05/25/35 (2)	7,997,464
5,807,752	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.314%, due 09/25/35 (2)(6)	4,845,181
6,121,327	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.28%, due 09/25/35 (2)(6)	5,319,777
19,965,434	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.359%, due 01/25/37 (2)(6)	16,253,724
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.757%, due 01/25/36 (2)	12,168,972
5,587,894	Fremont Home Loan Trust (06-1-2A3), 0.607%, due 04/25/36 (2)	4,616,214
4,571,491	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.167%, due 09/19/35 (2)	3,974,037
805,792	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.667%, due 08/25/45 (2)	652,461
16,997,550	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.577%, due 10/25/46 (2)(6)	16,697,799
1,331,153	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.782%, due 11/25/35 (1)(2)	1,343,999
3,619,904	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	3,794,983
2,086,401	GSAA Home Equity Trust (05-9-2A3), 0.797%, due 08/25/35 (2)	2,010,206
5,564,660	GSR Mortgage Loan Trust (04-9-3A1), 2.719%, due 08/25/34 (2)	5,445,648
1,117,147	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	1,130,567
21,918,266	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	21,161,649
2,133,723	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)(6)	1,935,476
3,351,242	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(6)	2,968,235
3,831,798	Harborview Mortgage Loan Trust (05-9-2A1A), 0.766%, due 06/20/35 (2)	3,506,114
28,378,878	Harborview Mortgage Loan Trust (06-8-2A1A), 0.615%, due 07/21/36 (2)	23,174,036
7,004,299	Home Equity Asset Trust (05-8-2A4), 0.787%, due 02/25/36 (2)	6,952,206
3,828,107	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.007%, due 07/25/34 (2)	3,815,239
1,198,656	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.877%, due 10/25/34 (2)	1,188,763
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.686%, due 03/20/36 (2)	19,714,754
1,577,570	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,433,904
12,264	Impac CMB Trust (04-5-1A1), 1.147%, due 10/25/34 (2)	11,533
1,870,821	Impac CMB Trust (05-1-1A1), 0.947%, due 04/25/35 (2)	1,706,304

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$9,662,645	Impac CMB Trust (05-5-A2), 0.867%, due 08/25/35 (2)	$8,475,228
10,997,787	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.632%, due 08/25/34 (2)	10,936,897
1,960,773	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,796,224
7,310,020	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.497%, due 09/25/35 (2)(6)	6,090,198
6,157,562	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.527%, due 11/25/35 (2)(6)	5,268,718
7,080,076	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 2.664%, due 11/25/35 (2)(6)	5,700,948
4,093,846	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 2.681%, due 12/25/35 (2)(6)	3,641,681
5,524,075	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.408%, due 06/25/35 (2)	4,613,788
6,800,014	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.779%, due 08/25/36 (2)(6)	5,188,833
13,808,717	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.607%, due 02/25/37 (2)	11,337,496
32,892	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.535%, due 06/25/37 (2)(6)	24,278
25,244,431	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.782%, due 05/25/37 (2)(6)	19,352,623
6,216,343	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.897%, due 11/25/37 (2)	5,801,350
16,783,068	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.607%, due 02/25/37 (2)	15,862,664
552,573	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.598%, due 12/26/35 (1)(2)	553,319
11,271,158	JPMorgan Alternative Loan Trust (06-A2-5A1), 4.676%, due 05/25/36 (2)(6)	8,439,317
10,167,342	JPMorgan Alternative Loan Trust (06-A4-A8), 3.647%, due 09/25/36 (2)(6)	10,077,726
8,889,036	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	6,738,022
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.587%, due 01/25/36 (2)	26,708,499
819,610	JPMorgan Mortgage Trust (05-A6-7A1), 2.733%, due 08/25/35 (2)	781,243
5,353,388	JPMorgan Mortgage Trust (06-A2-5A3), 2.681%, due 11/25/33 (2)	5,262,942
933,358	JPMorgan Mortgage Trust (06-A4-1A4), 2.715%, due 06/25/36 (2)(6)	807,210
44,118	JPMorgan Mortgage Trust (06-A7-2A4R), 2.751%, due 01/25/37 (2)(6)	39,029
1,811,463	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	1,730,493
1,060,115	JPMorgan Resecuritization Trust Series (10-4-1A1), (144A), 2.737%, due 07/26/36 (1)(2)	1,060,621
655,348	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.425%, due 08/26/36 (1)(2)	655,340
7,125,769	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.592%, due 11/26/36 (1)(2)	6,922,094
10,135,638	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 0.632%, due 07/27/46 (1)(2)	9,498,239
1,140,718	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	920,157
3,874,607	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	3,804,170
2,241,232	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	1,674,400
29,298,910	Lehman XS Trust (06-10N-1A3A), 0.637%, due 07/25/46 (2)(6)	23,069,085
163	Lehman XS Trust (06-12N-A2A1), 0.577%, due 08/25/46 (2)	163
8,464,637	Lehman XS Trust (06-12N-A31A), 0.627%, due 08/25/46 (2)(6)	6,481,058
9,047,852	Lehman XS Trust (06-13-1A2), 0.597%, due 09/25/36 (2)	8,148,218
8,999,649	Lehman XS Trust (06-19-A2), 0.597%, due 12/25/36 (2)(6)	7,632,143
19,162,111	Lehman XS Trust (06-9-A1B), 0.587%, due 05/25/46 (2)	16,430,199

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$7	Lehman XS Trust (06-GP1-A2A), 0.597%, due 05/25/46 (2)(6)	$7
6,822,043	Lehman XS Trust (06-GP4-3A2A), 0.587%, due 08/25/46 (2)(6)	6,621,824
964,812	Lehman XS Trust (07-4N-1A1), 0.552%, due 03/25/47 (2)(6)	951,881
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.757%, due 01/25/46 (2)	11,804,620
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.767%, due 01/25/46 (2)	12,130,466
6,414,181	Luminent Mortgage Trust (07-2-1A3), 0.647%, due 05/25/37 (2)(6)	5,954,229
10,467,758	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.677%, due 03/25/32 (2)	10,615,737
12,471,746	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.007%, due 11/25/34 (2)	12,343,199
249,859	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.537%, due 03/25/47 (2)	246,668
7,997,996	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	7,987,349
78,766	MASTR Alternative Loans Trust (06-2-2A1), 0.827%, due 03/25/36 (2)(6)	19,271
173,533	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	179,649
75,121	MASTR Asset Securitization Trust (06-3-2A1), 0.877%, due 10/25/36 (2)(6)	41,887
1,245,195	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.657%, due 02/25/36 (2)	1,242,647
3,148,390	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	3,085,844
6,387,066	MASTR Asset-Backed Securities Trust (06-HE1-A4), 0.717%, due 01/25/36 (2)	6,157,092
26,036,451	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.587%, due 11/25/36 (2)	16,463,073
13,246	MASTR Seasoned Securitization Trust (04-1-4A1), 2.7%, due 10/25/32 (2)	12,931
2,516,621	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.657%, due 01/25/37 (2)	1,171,711
1,294,549	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.587%, due 01/25/37 (2)	591,249
9,848,623	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.597%, due 04/25/37 (2)	5,609,362
34,466,020	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.677%, due 04/25/37 (2)	19,917,789
8,494,347	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.767%, due 04/25/37 (2)	4,985,709
7,788,468	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.667%, due 05/25/37 (2)	4,441,393
3,828,091	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.557%, due 06/25/37 (2)	2,650,832
47,151,177	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.587%, due 07/25/37 (2)	28,523,897
3,572,540	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 3.04%, due 08/25/36 (2)(6)	3,304,095
4,388,317	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,745,598
1,096,441	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.387%, due 09/25/34 (2)	1,051,091
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 1.222%, due 07/25/35 (2)	5,530,874
12,218,552	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 1.057%, due 09/25/35 (2)	12,059,139
3,540,856	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.102%, due 05/25/35 (2)	3,540,535
4,933,636	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.707%, due 02/25/36 (2)	4,520,130
5,335,857	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.707%, due 11/25/35 (2)	5,179,020
1,285,259	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	791,281
4,611,830	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.547%, due 04/25/37 (2)	2,160,546
15,430,345	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.044%, due 10/26/36 (1)(2)	15,357,500

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$3,816,260	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.918%, due 01/26/47 (1)(2)	$3,800,093
14,418,800	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.188%, due 12/26/46 (1)(2)	14,455,062
12,159,993	MortgageIT Trust (05-3-A1), 0.727%, due 08/25/35 (2)	11,320,627
6,048,237	MortgageIT Trust (05-4-A1), 0.707%, due 10/25/35 (2)	5,369,173
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.677%, due 04/25/37 (2)	8,699,327
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.947%, due 03/25/35 (2)	7,483,354
10,618,342	New Century Home Equity Loan Trust (05-2-M1), 0.857%, due 06/25/35 (2)	10,706,301
8,308,114	New Century Home Equity Loan Trust (05-3-M1), 0.907%, due 07/25/35 (2)	8,304,549
6,533,564	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.594%, due 01/26/37 (1)(2)	6,310,957
16,960,817	Nomura Resecuritization Trust (15-1R-2A1), (144A), 0.844%, due 10/26/36 (1)(2)	16,818,637
10,564,675	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.242%, due 08/26/46 (1)(2)	10,463,664
17,199,860	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.562%, due 10/26/36 (1)(2)	16,617,656
11,461,230	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.636%, due 01/26/36 (1)(2)	11,750,640
18,898,199	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.526%, due 03/26/35 (1)(2)	19,208,950
8,308,989	Nomura Resecuritization Trust (15-7R-2A1), (144A), 2.377%, due 08/26/36 (1)(2)	8,425,503
4,412,755	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	4,775,019
6,293,667	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	6,032,924
15,442,647	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	15,624,099
1,716,646	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	1,912,219
1,051,554	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,141,824
964,477	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,040,790
787,328	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	850,002
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.697%, due 03/25/37 (2)	14,195,968
21,741,010	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.587%, due 09/25/37 (2)	12,885,506
5,807,905	Park Place Securities, Inc. (05-WCH1-M2), 1.207%, due 01/25/36 (2)	5,786,642
19,811,722	Park Place Securities, Inc. (05-WCW1-M1), 0.877%, due 09/25/35 (2)	19,729,484
5,396,577	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	5,100,652
6,049,041	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	6,570,439
3,389,249	RAAC Series Trust (07-SP1-A3), 0.907%, due 03/25/37 (2)	3,279,766
1,357,992	RALI Trust (05-QA13-2A1), 3.682%, due 12/25/35 (2)(6)	1,175,534
5,777,517	RALI Trust (05-QA7-A21), 3.09%, due 07/25/35 (2)(6)	5,148,353
11,871,450	RALI Trust (06-QA3-A1), 0.627%, due 04/25/36 (2)(6)	10,695,400
276,466	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	276,541
10,369,131	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.345%, due 07/25/35 (2)(6)	8,282,542
1,936,465	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	1,691,975
32,365	Residential Accredit Loans, Inc. (06-QA1-A21), 3.88%, due 01/25/36 (2)(6)	25,102

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$26,977,368	Residential Accredit Loans, Inc. (06-QA10-A2), 0.607%, due 12/25/36 (2)(6)	$20,320,217
39,494	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.677%, due 02/25/36 (2)(6)	27,596
9,183,135	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.697%, due 02/25/46 (2)(6)	5,246,055
71,975,026	Residential Accredit Loans, Inc. (06-QS10-AV), 0.558%, due 08/25/36 (I/O) (2)	1,715,028
70,136,070	Residential Accredit Loans, Inc. (06-QS11-AV), 0.344%, due 08/25/36 (I/O) (2)	1,025,502
5,866,768	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	5,099,804
97,210,204	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.759%, due 06/25/36 (I/O) (2)	3,092,820
21,321,932	Residential Accredit Loans, Inc. (06-QS7-AV), 0.65%, due 06/25/36 (I/O) (2)	623,120
4,870,011	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.166%, due 01/25/37 (I/O) (2)	35,774
36,416,261	Residential Accredit Loans, Inc. (07-QS2-AV), 0.324%, due 01/25/37 (I/O) (2)	504,691
140,376,900	Residential Accredit Loans, Inc. (07-QS3-AV), 0.332%, due 02/25/37 (I/O) (2)	2,072,595
16,226,565	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.381%, due 03/25/37 (I/O) (2)	224,269
22,866,563	Residential Accredit Loans, Inc. (07-QS5-AV), 0.252%, due 03/25/37 (I/O) (2)	285,267
5,246,456	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	4,085,385
33,527,674	Residential Accredit Loans, Inc. (07-QS8-AV), 0.391%, due 06/25/37 (I/O) (2)	550,078
53,073	Residential Funding Mortgage Securities I (05-SA5-2A), 3.191%, due 11/25/35 (2)(6)	45,813
3,399,570	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	3,051,307
1,203,369	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,082,834
13,236,529	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	12,150,155
45,092	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.172%, due 04/25/37 (2)(6)	38,423
14,790,319	Saxon Asset Securities Trust (06-2-A2), 0.557%, due 09/25/36 (2)	14,374,370
18,764,135	Saxon Asset Securities Trust (06-3-A3), 0.597%, due 10/25/46 (2)	15,286,872
24,611,872	Saxon Asset Securities Trust (07-2-A2D), 0.727%, due 05/25/47 (2)	17,276,553
3,809,874	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.767%, due 02/25/37 (2)	2,324,796
49,492,957	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.657%, due 02/25/37 (2)	24,764,865
22,940,459	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.567%, due 01/25/37 (2)	16,285,650
1,364,682	Sequoia Mortgage Trust (03-8-A1), 1.066%, due 01/20/34 (2)	1,300,684
4,089,683	SG Mortgage Securities Trust (05-OPT1-A3), 0.777%, due 10/25/35 (2)	4,021,271
27,166,807	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.667%, due 12/25/36 (1)(2)	15,317,469
358,240	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.727%, due 11/25/35 (2)	358,860
14,203,502	Soundview Home Equity Loan Trust (06-2-A4), 0.697%, due 03/25/36 (2)	14,073,338
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.657%, due 06/25/36 (2)	7,227,417
2,036,229	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.567%, due 12/25/36 (2)	2,027,386

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.677%, due 08/25/37 (2)	$2,783,672
1,412,291	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.777%, due 09/25/36 (2)	1,407,340
24,899	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.577%, due 09/25/37 (2)	14,250
4,158,552	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.526%, due 09/25/34 (2)	4,120,212
7,194,300	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.534%, due 10/25/34 (2)	7,371,779
10,078,712	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.377%, due 08/25/35 (2)	9,837,746
772,101	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 4.667%, due 03/25/36 (2)(6)	642,171
3,245,621	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 4.182%, due 05/25/36 (2)(6)	2,764,281
8,032,147	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.716%, due 06/25/36 (2)(6)	6,650,273
5,810,549	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.871%, due 02/25/37 (2)(6)	5,033,229
641,089	Structured Asset Investment Loan Trust (05-3-M1), 0.997%, due 04/25/35 (2)	642,521
239,765	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.421%, due 05/25/36 (2)	146,842
815,610	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	820,476
18,573,454	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.577%, due 07/25/36 (1)(2)	18,153,726
14,054,633	Structured Asset Securities Corp. (06-WF2-A4), 0.737%, due 07/25/36 (2)	13,442,044
428,784	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.787%, due 04/25/37 (2)(6)	356,961
19,536	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.734%, due 06/25/37 (2)(6)	17,385
1,580,441	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.933%, due 01/25/37 (2)	1,567,649
12,192,576	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.667%, due 08/25/36 (2)	7,686,972
12,046,192	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.587%, due 01/25/35 (2)	12,106,530
13,303,976	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.717%, due 10/25/45 (2)	12,305,246
1,072,129	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.735%, due 10/25/45 (2)	1,037,799
2,694,569	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.598%, due 12/25/35 (2)	2,483,696
4,282,979	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.51%, due 01/25/36 (2)	4,015,120
396,268	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.737%, due 01/25/45 (2)	361,881
10,557,115	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.747%, due 07/25/45 (2)	9,893,427
29,066,956	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.355%, due 01/25/46 (2)	27,331,998
7,215,568	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.245%, due 09/25/46 (2)	5,979,702
7,790,243	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.066%, due 12/25/46 (2)	7,275,565
147,343	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.437%, due 11/25/30 (2)	147,206
2,046,987	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	1,873,974
3,602,909	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.027%, due 07/25/36 (2)(6)	2,060,642
6,403,216	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.597%, due 12/25/36 (2)	4,977,729

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,532,433	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.899%, due 04/25/47 (2)	$1,939,528
7,544,023	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.737%, due 06/25/37 (2)(6)	6,133,398
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.707%, due 04/25/36 (2)	10,223,174
15,300,958	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.577%, due 01/25/37 (2)	14,285,694
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.747%, due 03/25/37 (2)	3,944,934
9,231,525	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.892%, due 03/27/37 (1)(2)	9,107,176
7,347,420	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.426%, due 09/27/47 (1)(2)	7,112,507
5,496,382	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.834%, due 01/25/35 (2)	5,461,582
9,961,255	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.752%, due 08/25/36 (2)(6)	9,072,071
6,729,378	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.771%, due 03/25/36 (2)	6,693,637
4,044,518	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.734%, due 05/25/36 (2)(6)	3,665,488
7,796,241	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (6)	7,799,548
720,883	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.727%, due 08/25/37 (2)(6)	657,482
3,548,759	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	3,754,735

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,934,156,221)	2,230,873,816

	U.S. Government Agency Obligation (Cost: 44,320,080) (0.5%)
44,400,000	Federal Home Loan Bank, 1.25%, due 06/28/30	44,391,009

	U.S. Treasury Securities (17.5%)
560,860,000	U.S. Treasury Bond, 3%, due 11/15/45	588,639,957
77,380,000	U.S. Treasury Note, 1.375%, due 01/31/21	77,546,512
365,895,000	U.S. Treasury Note, 1.75%, due 12/31/20	373,112,828
463,585,000	U.S. Treasury Note, 2.25%, due 11/15/25	476,872,760
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	85,617,251

	Total U.S. Treasury Securities (Cost: $1,556,832,835)	1,601,789,308

	Total Fixed Income Securities (Cost: $8,800,538,749) (100.8%)	9,230,062,318

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Money Market Investments	Value
454,243,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.17% (7)	$454,243,000
454,247,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.07% (7)	454,247,000
29,213,320	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.12% (7)	29,213,320

	Total Money Market Investments (Cost: $937,703,320) (10.2%)	937,703,320

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (0.0%)
$725,000	U.S. Treasury Bill, 0.01%, due 02/04/16 (8)	724,997
2,715,000	U.S. Treasury Bill, 0.01%, due 04/07/16 (8)(9)	2,713,935

	Total U.S. Treasury Securities (Cost: $3,438,932) (0.0%)	3,438,932

	Total Short-Term Investments (Cost: $3,438,932) (0.0%)	3,438,932

	Total Investments (Cost: $9,741,681,001) (111.0%)	10,171,204,570
	Liabilities in Excess of Other Assets (-11.0%)	(1,007,480,289)

	Net Assets (100.0%)	$9,163,724,281

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
2,592	2-Year U.S. Treasury Note Futures	03/31/16	$566,676,000	$1,251,043
2,450	90 Day Eurodollar Futures	12/19/16	607,508,125	1,586,105

			$1,174,184,125	$2,837,148

Notes to the Schedule of Investments:
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable-Rate Mortgage.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2016

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $609,370,235 or 6.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2016.

(3)	As of January 31, 2016, security is not accruing interest.

(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2016.

(8)	Rate shown represents yield-to-maturity.

(9)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Asset-Backed Securities	5.3%
Commercial Mortgage-Backed Securities — Agency	4.1
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	48.4
Residential Mortgage-Backed Securities — Non-Agency	24.3
U.S. Government Agency Obligation	0.5
U.S. Treasury Securities	17.5
Money Market Investments	10.2
Short-Term Investments	0.0 *

Total	111.0%

*	Amount rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities, including short-term securities for which over-the-counter (“OTC”) market quotations are readily available, are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price. OTC options are valued using dealer quotations. Securities for which market quotations are not readily available, including circumstances under which prices received are not reflective of a security’s market value, are valued by TCW Investment Management Company (the “Advisor”) in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) Board of Directors (the “Board”).

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Options contracts. Exchange listed options contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2016 in valuing the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$328,747,576	$1,317,369	$330,064,945
Municipal Bonds	—	11,494,233	—	11,494,233
Foreign Government Bonds	—	206,379	—	206,379
Asset-Backed Securities	—	143,968,482	—	143,968,482
Commercial Mortgage-Backed Securities — Agency	—	56,233,091	—	56,233,091
Commercial Mortgage-Backed Securities — Non-Agency	—	54,041,246	—	54,041,246
Residential Mortgage-Backed Securities — Agency	—	443,452,955	—	443,452,955
Residential Mortgage-Backed Securities — Non-Agency	—	125,819,295	—	125,819,295
U.S. Government Agency Obligations	—	20,238,015	—	20,238,015
U.S. Treasury Securities	301,383,624	104,626,660	—	406,010,284

Total Fixed Income Securities	301,383,624	1,288,827,932	1,317,369	1,591,528,925

Money Market Investments	143,187,207	—	—	143,187,207
Short-Term Investments	24,560,903	81,744,510	—	106,305,413

Total Investments	469,131,734	1,370,572,442	1,317,369	1,841,021,545

Asset Derivatives
Futures
Interest Rate Risk	1,168,250	—	—	1,168,250

Total	$470,299,984	$1,370,572,442	$1,317,369	$1,842,189,795

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Fixed Income Securities
Airlines	$—	$55,545,075		$—	$55,545,075
Auto Parts & Equipment	—	9,672,420		—	9,672,420
Banks	—	200,172,850		—	200,172,850
Building Materials	—	20,972,257		—	20,972,257
Commercial Services	—	4,527,885		—	4,527,885
Diversified Financial Services	—	23,264,500		—	23,264,500
Electric	—	77,707,156		—	77,707,156
Food	—	7,858,900		—	7,858,900
Foreign Government Bonds	—	1,683,109,754		—	1,683,109,754
Holding Companies — Diversified	—	14,416,058		—	14,416,058
Household Products/Wares	—	17,837,400		—	17,837,400
Internet	—	7,423,019		—	7,423,019
Lodging	—	6,957,175		—	6,957,175
Media	—	11,424,000		—	11,424,000
Mining	—	25,563,572		—	25,563,572
Oil & Gas	—	193,135,833		—	193,135,833
Real Estate	—	11,797,960		—	11,797,960
Telecommunications	—	50,268,110		—	50,268,110
Transportation	—	25,903,850		—	25,903,850

Total Fixed Income Securities	—	2,447,557,774		—	2,447,557,774

Equity Securities
Building Materials	791,572	—		—	791,572

Total Equity Securities	791,572	—		—	791,572

Currency Options	—	17,901		—	17,901
Money Market Investment	175,015,219	—		—	175,015,219

Total Investments	175,806,791	2,447,575,675		—	2,623,382,466

Asset Derivatives
Forward Currency Contract
Foreign Currency Risk	—	3,070,003		—	3,070,003

Total	$175,806,791	$2,450,645,678		$—	$2,626,452,469

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(284)	$		$(284)
Forward Currency Contract
Foreign Currency Risk	—	(44,227)		—	(44,227)

Total	$—	$(44,511)		$—	$(44,511)

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$152,183,753	$—	$152,183,753

Total Fixed Income Securities	—	152,183,753	—	152,183,753

Currency Options	—	125,280	—	125,280

Money Market Investments	61,315,100	—	—	61,315,100

Total Investments	61,315,100	152,309,033	—	213,624,133

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,264,925	—	3,264,925

Total	$61,315,100	$155,573,958	$—	$216,889,058

Liability Derivatives
Foreign Currency Risk
Written Options	$—	$(33,828)	$—	$(33,828)
Forward Currency Contracts
Foreign Currency Risk	—	(1,851,585)	—	(1,851,585)

Total	$—	$(1,885,413)	$—	$(1,885,413)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$28,075	$—	$28,075
Commercial Mortgage-Backed Securities — Agency	—	30,960	—	30,960
Commercial Mortgage-Backed Securities — Non-Agency	—	15,609	—	15,609
Residential Mortgage-Backed Securities — Agency	—	58,212	—	58,212
Residential Mortgage-Backed Securities — Non-Agency	—	390,954	—	390,954
Corporate Bonds*	—	554,422	—	554,422
U.S. Government Agency Obligations	—	114,849	—	114,849

Total Fixed Income Securities	—	1,193,081	—	1,193,081

Money Market Investments	94,642	—	—	94,642
Short-Term Investments	629,804	—	—	629,804

Total Investments	724,446	1,193,081	—	1,917,527

Asset Derivatives
Swap Agreements
Commodity Risk	—	102,334	—	102,334

Total	$724,446	$1,295,415	$—	$2,019,861

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,057,608	$—	$3,057,608
Foreign Government Bonds	—	5,425,053	—	5,425,053
Asset-Backed Securities	—	794,049	—	794,049
Commercial Mortgage-Backed Securities — Agency	—	388,863	—	388,863
Commercial Mortgage-Backed Securities — Non-Agency	—	160,706	9,441	170,147
Residential Mortgage-Backed Securities — Agency	—	2,098,691	—	2,098,691
Residential Mortgage-Backed Securities — Non-Agency	—	575,019	174,387	749,406
U.S. Government Agency Obligations	—	239,892	—	239,892
U.S. Treasury Securities	1,682,206	—	—	1,682,206

Total Fixed Income Securities	1,682,206	12,739,881	183,828	14,605,915

Money Market Investments	610,436	—	—	610,436
Short-Term Investments	619,916	199,692	—	819,608

Total Investments	2,912,558	12,939,573	183,828	16,035,959

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	468	—	468

Total	$2,912,558	$12,940,041	$183,828	$16,036,427

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(22,781)	$—	$(22,781)

Total	$—	$(22,781)	$—	$(22,781)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$980,581	$106,549	$1,087,130
Corporate Bonds*	—	16,380,164	257,578	16,637,742
Residential Mortgage-Backed Securities — Non-Agency	—	58,775	—	58,775

Total Fixed Income Securities	—	17,419,520	364,127	17,783,647

Money Market Investments	486,488	—	—	486,488
Short-Term Investments	6,267,036	—	—	6,267,036

Total Investments	6,753,524	17,419,520	364,127	24,537,171

Asset Derivatives
Swap Agreements
Credit Risk	—	22,474	—	22,474

Total	$6,753,524	$17,441,994	$364,127	$24,559,645

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$295,618	$—	$295,618
Commercial Mortgage-Backed Securities — Non-Agency	—	305,489	—	305,489
Residential Mortgage-Backed Securities — Agency	—	2,423,412	—	2,423,412
Residential Mortgage-Backed Securities — Non-Agency	—	245,715	—	245,715
Corporate Bonds*	—	2,140,384	—	2,140,384
U.S. Government Agency Obligations	—	409,577	—	409,577
U.S. Treasury Securities	399,681	—	—	399,681

Total Fixed Income Securities	399,681	5,820,195	—	6,219,876

Money Market Investments	224,306	—	—	224,306
Short-Term Investments	2,489,462	299,982	—	2,789,444

Total Investments	$3,113,449	$6,120,177	$—	$9,233,626

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$483,038,178	$—	$483,038,178
Commercial Mortgage-Backed Securities — Agency	—	374,731,334	—	374,731,334
Commercial Mortgage-Backed Securities — Non-Agency	—	59,430,444	—	59,430,444
Residential Mortgage-Backed Securities — Agency	—	4,435,808,229	—	4,435,808,229
Residential Mortgage-Backed Securities — Non-Agency	—	2,220,725,401	10,148,415	2,230,873,816
U.S. Government Agency Obligation	—	44,391,009	—	44,391,009
U.S. Treasury Securities	1,601,789,308	—	—	1,601,789,308

Total Fixed Income Securities	1,601,789,308	7,618,124,595	10,148,415	9,230,062,318

Money Market Investments	937,703,320	—	—	937,703,320

Total Short-Term Investments	3,438,932	—	—	3,438,932

Total Investments	2,542,931,560	7,618,124,595	10,148,415	10,171,204,570

Futures
Interest Rate Risk	2,837,148	—	—	2,837,148
Total	$2,545,768,708	$7,618,124,595	$10,148,415	$10,174,041,718

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2015	$—	$1,275,000	$198,523	$186,140	$10,674,961
Accrued Discounts (Premiums)	(395)	—	2,751	—	(381,800)
Realized Gain (Loss)	(1,594)	—	—	(13,552)	695
Change in Unrealized Appreciation	19,625	62,524,375	(17,446)	(71,456)	(143,982)
Purchases	—	—	—	—	—
Sales	(32,419)	(63,799,375)	—	(63,489)	(1,459)
Transfers in to Level 3 (1)	1,332,152 (2)	—	—	326,484 (2)	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of January 31, 2016	$1,317,369	$—	$183,828	$364,127	$10,148,415

Change in Unrealized Appreciation from Investments Still Held at January 31, 2016	$19,625	$—	$(17,446)	$(88,668)	$(143,982)

(1)	The Funds recognize transfers in and out at the beginning of the period.
(2)	The transfer between Levels is due to changes in observable input.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2016, are as follows:

Description	Fair Value at 1/31/2016	Valuation Techniques*	Unobservable Input	Range
TCW Core Fixed Income Fund
Corporate Bonds	$1,317,369	Third-party Vendor	Vendor Price	$109.868
TCW Global Bond Fund
Commercial Mortgage-Backed Securities - Non-Agency	$9,441	Third-party Vendor	Vendor Prices	$0.073 - $0.435
Residential Mortgage-Backed Securities - Non-Agency	$174,387	Third-party Vendor	Vendor Price	$13.932
TCW High Yield Bond Fund
Bank Loans	$106,549	Third-party Vendor	Vendor Price	$68.5
Corporate Bonds	$257,578	Third-party Vendor	Vendor Price	$78.5
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency	$19,271	Third-party Vendor	Vendor Price	$24.466
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$10,129,144	Third-party Vendor	Vendor Prices	$0.735 - $3.182

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the vendors using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2016, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Number of Contracts):

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$1,168	$1,168

Total Value	$—	$—	$—	$1,168	$1,168

Number of Contracts (3)
Futures Contracts	—	—	—	666	666
TCW Emerging Markets Income Fund
Asset Derivatives
Investments (1)	$—	$—	$18	$—	$18
Forward Currency Contracts	—	—	3,070	—	3,070

Total Value	$—	$—	$3,088	$—	$3,088

Liability Derivatives
Forward Currency Contracts	$—	$—	$(44)	$—	$(44)
Written Options			— (2)		— (2)

Total Value	$—	$—	$(44)	$—	$(44)

Notional Amounts (3)
Forward Currency Contracts	$—	$—	$201,366,000	$—	$201,366,000
Purchased Options	—	—	13,500,000	—	13,500,000
Written Options	—	—	13,500,000	—	13,500,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments (1)	$—	$—	$125	$—	$125
Forward Currency Contracts	—	—	3,265	—	3,265

Total Value	$—	$—	$3,390	$—	$3,390

Liabilities Derivatives
Forward Currency Contracts	$—	$—	$(1,852)	$—	$(1,852)
Written Options	—	—	(34)	—	(34)

Total Value	$—	$—	$(1,886)	$—	$(1,886)

Notional Amounts (3)
Forward Currency Contracts	$—	$—	$254,686,621	$—	$254,686,621
Purchased Options	—	—	7,545,000	—	7,545,000
Written Options	—	—	7,545,000	—	7,545,000
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Open Swap Agreements, at Value	$102	$—	$—	$—	$102

Total Value	$102	$—	$—	$—	$102

Notional Amounts (3)
Swap Agreements	$2,142,759	$—	$—	$—	$2,142,759
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$— (2)	$—	$— (2)

Total Value	$—	$—	$—	$—	$—

Liabilities Derivatives
Forward Currency Contracts	$—	$—	$(23)	$—	$(23)

Total Value	$—	$—	$(23)	$—	$(23)

Notional Amounts (3)
Forward Currency Contracts	$—	$—	$1,449,158	$—	$1,449,158
TCW High Yield Bond Fund
Asset Derivatives
Open Swap Agreements, at Value	$—	$22	$—	$—	$22

Total Value	$—	$22	$—	$—	$22

Notional Amounts (3)
Swap Agreements	$—	$250,000	$—	$—	$250,000
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$2,837	$2,837

Total Value	$—	$—	$—	$2,837	$2,837

Number of Contracts (3)
Futures Contracts	—	—	—	5,042	5,042

(1)	Represents purchased options, at value.

(2)	Amount rounds to less than $1.

(3)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2016 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2016 are listed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2016, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund had purchased and written options.

Transactions in written option contracts for the period ended January 31, 2016 were as follows:

TCW Emerging Markets Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	13,500,000	36,450
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Options outstanding at January 31, 2016	13,500,000	$36,450

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	7,545,000	83,368
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Options outstanding at January 31, 2016	7,545,000	$83,368

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2016, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at January 31, 2016 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2016.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding at the end of the period.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2016.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2016.

Note 2 – Federal Income Taxes

At January 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$26,969	$(16,013)	$10,956	$1,830,066
TCW Emerging Markets Income Fund	42,632	(251,536)	(208,904)	2,832,286
TCW Emerging Markets Local Currency Income Fund	1,359	(17,800)	(16,441)	230,065
TCW Enhanced Commodity Strategy Fund	30	(1,921)	(1,891)	3,809
TCW Global Bond Fund	556	(888)	(332)	16,368
TCW High Yield Bond Fund	199	(847)	(648)	25,185
TCW Short Term Bond Fund	24	(57)	(33)	9,267
TCW Total Return Bond Fund	500,963	(37,356)	463,607	9,707,598

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were two restricted securities at January 31, 2016 held in the TCW Global Bond Fund.

TCW Global Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$6,509	$1,371	0.01%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	10,145	8,070	0.05%

		$16,654	$9,441	0.06%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2016

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	March 17, 2016